Quarterly Holdings Report
for
Fidelity® Total Bond ETF
November 30, 2024
T14-NPRT1-0125
1.9862234.110
Asset-Backed Securities - 5.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/19/2037 (b)(c)(d)	9,116,000	9,175,837
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 6.4761% 10/20/2037 (b)(c)(d)	7,309,000	7,340,692
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 6.1763% 4/23/2037 (b)(c)(d)	12,500,000	12,590,650
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9924% 7/18/2037 (b)(c)(d)	11,695,000	11,747,019
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	175,000	176,101
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 6.8292% 7/20/2037 (b)(c)(d)	4,765,000	4,791,894
Peebles Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/21/2037 (b)(c)(d)	36,000,000	36,237,457
TOTAL BAILIWICK OF JERSEY		82,059,650
BERMUDA - 0.2%
RRAM Series 2023-24A Class A1AR, CME Term SOFR 3 month Index + 1.73%, 6.3859% 1/15/2036 (b)(c)(d)	13,500,000	13,500,000
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 0% 1/15/2037 (b)(c)(d)	13,500,000	13,500,000
RRAM Series 2024-24A Class A1B2, CME Term SOFR 3 month Index + 1.55%, 0% 1/15/2037 (b)(c)(d)	5,809,000	5,809,000
TOTAL BERMUDA		32,809,000
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	985,537	999,158
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	2,225,025	2,246,698
TOTAL CANADA		3,245,856
GRAND CAYMAN (UK OVERSEAS TER) - 2.6%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.9674% 7/20/2034 (b)(c)(d)	200,000	200,264
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 6.0416% 7/22/2037 (b)(c)(d)	3,380,000	3,391,445
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.9875% 7/17/2037 (b)(c)(d)	6,610,000	6,625,851
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.869% 4/20/2034 (b)(c)(d)	2,407,000	2,409,506
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 6.1473% 4/16/2037 (b)(c)(d)	5,649,000	5,684,165
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 7/20/2034 (b)(c)(d)	1,078,000	1,079,791
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 6.7236% 7/21/2037 (b)(c)(d)	9,588,000	9,623,466
Allegro Clo Xiv Ltd / Allegro Clo Xiv LLC Series 2021-2A Class A1, CME Term SOFR 3 month Index + 1.4216%, 6.0775% 10/15/2034 (b)(c)(d)	5,069,000	5,076,147
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.0602% 1/20/2035 (b)(c)(d)	300,000	300,000
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	6,899,000	6,908,638
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.9175% 4/25/2034 (b)(c)(d)	1,292,000	1,293,875
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	100,000	100,809
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 6.0259% 10/15/2037 (b)(c)(d)	991,000	995,569
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2022-58A Class AR, CME Term SOFR 3 month Index + 1.33%, 5.9859% 1/15/2035 (b)(c)(d)	2,223,000	2,226,294
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.9875% 4/15/2034 (b)(c)(d)	5,656,000	5,665,689
Babson CLO Ltd/Cayman Islands Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.0675% 10/15/2036 (b)(c)(d)	987,000	988,503
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 6.3674% 1/20/2037 (b)(c)(d)	5,942,000	5,981,592
Barings Clo Ltd Series 2024-4A Class AR, 6.4518% 10/20/2037 (c)(d)	3,378,000	3,392,005
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.9075% 4/25/2034 (b)(c)(d)	1,547,000	1,548,805
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 11.5729% 7/15/2039 (b)(c)(d)	250,000	252,003
Beechwood Park Clo Ltd Series 2022-1A Class A1R, CME Term SOFR 3 month Index + 1.3%, 5.9475% 1/17/2035 (b)(c)(d)	20,400,000	20,447,471
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.1559% 7/15/2037 (b)(c)(d)	250,000	251,441
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.3674% 10/20/2037 (b)(c)(d)	100,000	101,425
Bristol Park CLO LTD Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.9075% 4/15/2029 (b)(c)(d)	201,077	201,255
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 6.0359% 7/25/2037 (b)(c)(d)	7,985,000	8,017,363
Carlyle US CLO Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 6.85%, 11.4759% 4/25/2037 (b)(c)(d)	250,000	257,066
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	149,991
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2021-12A Class A1R, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 10/25/2034 (b)(c)(d)	8,301,000	8,313,269
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.4674% 7/20/2036 (b)(c)(d)	2,472,000	2,481,542
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.9069% 10/20/2037 (b)(c)(d)	23,985,000	23,985,000
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.929% 4/20/2034 (b)(c)(d)	19,638,000	19,658,424
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 6.049% 10/20/2034 (b)(c)(d)	6,850,000	6,857,905
Columbia Cent Clo 31 Ltd Series 2021-31A Class A1, CME Term SOFR 3 month Index + 1.4616%, 6.079% 4/20/2034 (b)(c)(d)	2,765,000	2,769,371
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 6.0091% 7/17/2034 (b)(c)(d)	19,209,000	19,243,864
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.9174% 4/20/2035 (b)(c)(d)	3,389,000	3,397,303
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 6.1624% 4/18/2037 (b)(c)(d)	6,020,000	6,058,456
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 7/15/2037 (b)(c)(d)	6,356,000	6,381,939
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.9126% 2/20/2035 (b)(c)(d)	2,292,000	2,295,734
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 6.1775% 4/17/2037 (b)(c)(d)	6,856,000	6,890,074
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 6.1675% 1/15/2034 (b)(c)(d)	330,000	330,577
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 6.0459% 10/15/2037 (b)(c)(d)	6,591,000	6,618,847
Eaton Vance CLO Ltd Series 2024-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 9.1559% 10/15/2037 (b)(c)(d)	200,000	201,418
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 6.0359% 10/15/2037 (b)(c)(d)	3,502,000	3,519,454
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.901% 5/20/2036 (b)(c)(d)	9,380,000	9,409,519
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.9774% 10/19/2037 (b)(c)(d)	6,387,000	6,418,865
Flatiron Clo Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.827% 11/16/2034 (b)(c)(d)	958,000	960,561
Flatiron Rr Clo 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 6.0527% 10/18/2037 (b)(c)(d)	3,490,000	3,496,048
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (c)	1,533,546	1,456,869
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0232% 10/22/2034 (b)(c)(d)	1,056,000	1,057,987
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	4,719,000	4,739,353
Kkr Clo 41 Ltd Series 2022-41A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.9773% 4/15/2035 (b)(c)(d)	2,473,000	2,476,477
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 6.2316% 1/22/2037 (b)(c)(d)	14,865,000	14,968,817
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 6.019% 4/19/2034 (b)(c)(d)	7,200,000	7,210,757
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.9932% 1/22/2035 (b)(c)(d)	1,719,000	1,720,202
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 6.1359% 4/25/2037 (b)(c)(d)	5,962,000	6,005,225
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2021-45A Class AR, CME Term SOFR 3 month Index + 1.3816%, 6.0375% 7/15/2034 (b)(c)(d)	2,347,000	2,352,961
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 6.019% 10/20/2034 (b)(c)(d)	348,000	348,564
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.4316% 4/22/2036 (b)(c)(d)	1,513,000	1,519,855
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.1433% 10/25/2037 (b)(c)(d)	2,070,000	2,080,841
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 0% 1/25/2038 (b)(c)(d)(e)	6,529,000	6,529,000
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.899% 4/20/2034 (b)(c)(d)	1,238,000	1,240,990
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 6.0175% 1/25/2035 (b)(c)(d)	1,275,000	1,275,038
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 6.5917% 7/15/2037 (b)(c)(d)	2,907,000	2,918,727
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.949% 10/20/2030 (b)(c)(d)	762,560	764,210
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 6.0324% 7/18/2038 (b)(c)(d)	5,981,000	6,014,075
Neuberger Berman Loan Advisers Lasalle Street Lending Clo II Ltd Series 2024-2A Class E, CME Term SOFR 3 month Index + 7.5%, 12.1174% 4/20/2038 (b)(c)(d)	250,000	258,725
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.9674% 7/20/2037 (b)(c)(d)	10,448,000	10,477,662
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 11.2908% 7/20/2037 (b)(c)(d)	200,000	202,686
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 1.29% 1/22/2038 (b)(c)(d)	11,834,000	11,834,000
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.9218% 10/20/2037 (b)(c)(d)	7,020,000	7,021,151
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1174% 4/20/2037 (b)(c)(d)	6,763,000	6,807,467
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 6.2674% 4/20/2037 (b)(c)(d)	358,000	359,218
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 0% 1/18/2038 (b)(c)(d)(e)	3,759,000	3,759,000
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (b)(c)(d)	107,000	108,389
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.9939% 7/20/2037 (b)(c)(d)	500,000	510,924
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(e)	5,865,000	5,865,000
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 6.2% 1/15/2033 (b)(c)(d)(e)	500,000	500,000
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.9223% 8/8/2032 (b)(c)(d)	250,000	250,755
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.009% 10/20/2034 (b)(c)(d)	1,494,000	1,496,650
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (c)	359,702	333,095
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.999% 4/20/2034 (b)(c)(d)	1,839,000	1,844,206
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 6.2059% 4/15/2037 (b)(c)(d)	35,400,000	35,627,551
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (b)(c)(d)	125,000	126,656
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/15/2039 (b)(c)(d)	4,782,000	4,782,000
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.9959% 1/15/2037 (b)(c)(d)	4,495,000	4,500,983
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.9463% 4/23/2035 (b)(c)(d)	6,927,000	6,940,099
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	4,217,000	4,252,638
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	249,642	249,834
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.959% 4/20/2033 (b)(c)(d)	1,541,034	1,543,204
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (c)(d)	3,013,900	2,898,166
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (c)	569,095	540,640
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 6.4174% 1/20/2037 (b)(c)(d)	4,263,000	4,300,779
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 6.1759% 4/15/2037 (b)(c)(d)	4,115,000	4,136,554
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.039% 7/19/2034 (b)(c)(d)	488,000	488,919
Voya CLO Ltd/Voya CLO LLC Series 2021-3A Class AR, CME Term SOFR 3 month Index + 1.4116%, 6.029% 10/20/2034 (b)(c)(d)	16,744,000	16,792,039
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		435,947,537
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (c)	5,743,000	5,767,121
MULTI-NATIONAL - 0.1%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.1324% 4/18/2037 (b)(c)(d)	4,297,000	4,325,141
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.5%, 6.1174% 7/20/2035 (b)(c)(d)	1,450,000	1,451,605
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 6.8235% 7/27/2037 (b)(c)(d)	6,208,000	6,237,259
TOTAL MULTI-NATIONAL		12,014,005
UNITED STATES - 2.3%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (c)	4,498,323	4,574,403
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (c)	4,203,048	4,274,133
AASET Trust Series 2018-1A Class A, 3.844% 1/16/2038 (c)	193,638	146,679
AASET Trust Series 2019-1 Class A, 3.844% 5/15/2039 (c)	20,831	20,206
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (c)	372,743	357,847
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (c)	220,258	132,195
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	835,157	775,848
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (c)	1,976,138	1,806,259
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (c)	7,933,932	7,882,904
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (c)	1,400,000	1,409,299
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (c)	1,127,607	1,131,391
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.9816% 7/20/2037 (b)(c)(d)	6,062,787	6,092,137
Aimco Clo 19 Ltd Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.9123% 10/20/2037 (b)(c)(d)	2,684,000	2,684,217
Aligned Data Centers Issuer LLC Series 2023-1A Class A2, 6% 8/17/2048 (c)	330,000	334,562
Aligned Data Centers Issuer LLC Series 2023-2A Class A2, 6.5% 11/16/2048 (c)	250,000	256,554
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	3,091,000	3,113,294
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (c)	172,773	165,864
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (c)	89,284	75,879
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (c)	1,713,000	1,725,858
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 6.0475% 1/15/2035 (b)(c)(d)	1,493,000	1,494,744
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)	1,755,465	1,601,758
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 6.5% 12/16/2041 (c)(f)	133,416	133,144
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (c)	1,390,000	1,408,819
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	2,114,000	2,154,576
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	1,252,000	1,258,899
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	996,000	1,008,309
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (c)	62,170	58,596
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (c)	861,504	792,612
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (c)	186,315	132,287
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (c)	158,991	152,157
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.9374% 4/20/2035 (b)(c)(d)	1,985,000	1,985,893
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)	544,282	536,491
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (c)	1,700,000	1,717,649
Cldcd Series 2024-2A Class A2, 5.923% 11/22/2049 (c)	124,000	125,476
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (b)(c)(d)	273,000	276,083
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2, 4.5% 5/20/2049 (c)	447,000	429,771
CyrusOne Data Centers Issuer I LLC Series 2024-3A Class A2, 4.65% 5/20/2049 (c)	590,000	556,888
Daimler Trucks Retail Trust Series 2023-1 Class A2, 6.03% 9/15/2025	969,831	970,937
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (c)	15,960,670	15,487,044
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (c)	1,514,105	1,461,637
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (c)	22,504,970	19,303,589
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (c)	3,227,190	3,047,853
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (c)	12,278,260	11,161,060
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (c)	491,857	493,800
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	733,000	744,282
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (c)	1,700,000	1,702,352
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (c)	3,200,000	3,210,630
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (c)	1,582,020	1,543,576
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (c)	22,853,700	22,373,393
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (c)	6,170,880	5,768,850
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (c)	11,635,963	10,612,808
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (c)	25,863,638	22,800,211
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 6.1659% 7/15/2037 (b)(c)(d)	5,990,000	6,025,377
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (c)	2,885,485	2,936,422
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (c)	2,000,000	2,016,488
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (c)	3,415,000	3,444,448
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (c)	2,333,000	2,377,728
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 0% 1/15/2038 (b)(c)(d)(e)	10,452,000	10,452,001
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (c)	1,500,000	1,506,754
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	772,000	775,773
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	8,295,000	8,325,390
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class B, 4.98% 11/15/2029 (c)	11,611,000	11,606,837
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.3174% 7/20/2037 (b)(c)(d)	250,000	254,859
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.9013% 10/20/2037 (b)(c)(d)	8,464,000	8,465,422
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (c)	152,480	146,381
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (c)	1,500,000	1,515,187
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (c)	5,200,000	5,261,019
Marlette Funding Trust Series 2023-3A Class A, 6.49% 9/15/2033 (c)	7,416	7,419
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	3,500,000	3,483,384
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (c)	1,530,909	1,551,993
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)	3,500,000	3,530,324
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (c)	1,305,371	1,317,473
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (c)	2,249,805	2,085,715
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (c)	1,650,675	1,584,831
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (c)	1,147,575	1,059,215
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 6.3045% 7/25/2054 (b)(c)(d)	2,297,781	2,296,875
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-1A Class B, 5.75% 9/15/2048 (c)	250,000	239,875
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class A2, 4.992% 9/15/2049 (c)	116,000	112,680
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (c)	262,000	257,818
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (c)	600,554	564,527
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (c)	184,322	147,570
SBA Tower Trust Series 2019, 2.836% 1/15/2050 (c)	699,000	696,958
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (c)	403,000	388,986
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (c)	308,000	281,757
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (c)	3,500,000	3,543,523
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (c)	15,351,000	15,852,167
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (c)	19,316,000	19,623,342
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (c)	12,257,000	12,447,042
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (c)	8,899,000	8,796,914
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (c)	9,278,000	9,125,456
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (c)	4,389,000	4,336,677
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (c)	950,000	983,057
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (c)	1,743,000	1,749,422
Tesla Auto Lease Trust Series 2023-B Class A2, 6.02% 9/22/2025 (c)	1,031,944	1,033,316
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (c)	2,500,000	2,516,990
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (c)	920,375	922,031
Toyota Auto Loan Extended Note Trust Series 2021-1A Class A, 1.07% 2/27/2034 (c)	15,200,000	14,548,064
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	2,412,451	2,399,788
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (c)	1,234,620	1,235,322
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (c)	350,000	358,612
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (c)	2,900,000	2,901,740
Vantage Data Centers Issuer LLC Series 2024-1A Class A2, 5.1% 9/15/2054 (c)	460,000	451,293
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (c)	1,500,000	1,540,094
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (c)	860,000	900,508
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (c)	2,010,000	1,991,166
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (c)	2,800,000	2,829,391
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)	6,590,000	6,605,746
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (c)	1,834,584	1,925,870
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	1,559,000	1,559,556
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	949,000	955,159
World Omni Automobile Lease Securitization Trst Series 2023-A Class A2A, 5.47% 11/17/2025	135,555	135,608
TOTAL UNITED STATES		379,451,043
TOTAL ASSET-BACKED SECURITIES (Cost $948,183,996)		951,294,212

Bank Loan Obligations - 4.7%
	Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2723% 8/1/2029 (b)(d)(g)	564,664	531,021
CANADA - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 12/13/2029 (b)(d)(g)	806,139	808,784
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 1/22/2031 (b)(d)(g)	495,000	495,792
		1,304,576
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 9/23/2030 (b)(d)(g)	2,196,399	2,192,007
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 11/30/2029 (b)(d)(g)	881,314	882,829
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8932% 8/1/2030 (b)(d)(g)	2,001,213	2,006,836
		5,081,672
TOTAL CONSUMER DISCRETIONARY		6,386,248

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.584% 6/27/2031 (b)(d)(g)	974,748	917,481
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9854% 9/18/2031 (b)(d)(g)	2,480,000	2,496,021
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8211% 3/15/2030 (b)(d)(g)	2,028,675	2,034,599
Health Care - 0.0%
Health Care Technology - 0.0%
PointClickCare Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8211% 10/14/2031 (b)(d)(g)	445,000	447,781
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.7533% 3/21/2031 (b)(d)(g)	338,300	338,784
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 12.1813% 9/13/2029 (b)(d)(g)(h)	12,118	12,094
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9352% 1/31/2030 (b)(d)(g)	2,227,653	2,230,905
		2,242,999
Materials - 0.0%
Chemicals - 0.0%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.5849% 5/27/2028 (b)(d)(g)	632,606	580,757
TOTAL CANADA		15,444,670
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6153% 2/4/2028 (b)(d)(g)	245,658	247,090
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1559% 8/15/2028 (b)(d)(g)	4,638,105	3,789,981
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.5877% 4/30/2030 (b)(d)(g)	1,785,677	1,798,695
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1324% 10/18/2029 (b)(d)(g)	2,045,000	2,060,338
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5139% 1/26/2028 (b)(d)(g)	423,550	426,286
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 15.5% (b)(d)(g)(i)	246,629	28,979
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.5854% 4/9/2026 (b)(d)(g)(h)	1,254	1,253
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3547% 4/9/2026 (b)(d)(g)(h)(j)	4,262	4,262
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.5854% 4/9/2026 (b)(d)(g)(h)	4,280	4,280

TOTAL INDIA		38,774
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 11/25/2030 (b)(d)(g)	1,400,418	1,407,714
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.6559% 10/31/2027 (b)(d)(g)	845,606	730,925
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chrysaor Bidco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 7/17/2031 (b)(d)(g)(k)	2,998,263	3,015,503
Chrysaor Bidco Sarl Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/14/2031 (b)(d)(g)(k)	221,737	223,012
		3,238,515
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Aea International Holdings Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 9/7/2028 (b)(d)(g)	1,500,000	1,511,250
Professional Services - 0.0%
Surf Holdings Sarl 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.8143% 3/5/2027 (b)(d)(g)	310,000	310,921
Information Technology - 0.0%
Software - 0.0%
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 3/19/2031 (b)(d)(g)	194,025	194,752
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.7229% 2/9/2026 (b)(d)(g)	448,036	427,556
TOTAL LUXEMBOURG		6,413,919
NETHERLANDS - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0051% 1/3/2028 (b)(d)(g)	3,397,830	3,407,038
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (b)(d)(g)	7,250,373	7,268,499
Materials - 0.0%
Chemicals - 0.0%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (b)(d)(g)	945,667	954,727
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6573% 4/3/2028 (b)(d)(g)	113,852	114,990
		1,069,717
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.8653% 8/27/2028 (b)(d)(g)	1,489,533	1,348,027
TOTAL NETHERLANDS		13,093,281
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Coral-US Co-Borrower LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.003% 1/31/2028 (b)(d)(g)	2,500,000	2,491,150
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.7238% 10/15/2029 (b)(d)(g)	2,000,000	2,003,920
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4738% 10/16/2028 (b)(d)(g)	225,000	202,950

TOTAL PUERTO RICO		4,698,020
SWEDEN - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.72% 11/16/2028 (b)(d)(g)	1,138,643	1,141,569
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.97% 11/16/2028 (b)(d)(g)	407,950	410,373

TOTAL SWEDEN		1,551,942
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (b)(d)(g)	1,309,420	1,262,281
UNITED KINGDOM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.0726% 9/13/2029 (b)(d)(g)	402,975	347,900
Entertainment - 0.0%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 10/31/2031 (b)(d)(g)(k)	3,815,000	3,794,323
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.6871% 7/21/2030 (b)(d)(g)	3,373,097	3,354,815
Entain PLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 8.014% 10/31/2029 (b)(d)(g)	2,914,088	2,926,852
		6,281,667
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (b)(d)(g)	5,374,498	5,385,247
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IVC Acquisition Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3932% 12/6/2028 (b)(d)(g)	660,021	664,971
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6062% 10/21/2030 (b)(d)(g)	537,300	539,583
TOTAL UNITED KINGDOM		17,013,691
UNITED STATES - 4.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.9553% 7/31/2025 (b)(d)(g)	1,012,618	885,677
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.3653% 7/31/2025 (b)(d)(g)	26,223	26,223
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 10/2/2027 (b)(d)(g)	560,000	554,820
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.763% 7/1/2031 (b)(d)(g)	1,650,000	1,663,745
Lorca Co-Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 4/17/2031 (b)(d)(g)	333,325	336,242
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 11.3157% 6/1/2028 (b)(d)(g)	1,885,000	1,883,662
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 0% 4/16/2029 (b)(d)(g)(k)	896,400	837,578
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 0% 4/15/2030 (b)(d)(g)(k)	1,700,000	1,574,625
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.5061% 10/1/2031 (b)(d)(g)	50,000	50,624
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6871% 3/9/2027 (b)(d)(g)	3,665,000	3,502,384
		11,315,580
Entertainment - 0.0%
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.1871% 9/1/2027 (b)(d)(g)	615,713	599,704
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.1871% 9/1/2027 (b)(d)(g)	1,745,000	1,695,198
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1105% 8/30/2030 (b)(d)(g)	1,753,390	1,763,612
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9371% 8/5/2028 (b)(d)(g)	2,182,447	2,204,271
		6,262,785
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 7/8/2031 (b)(d)(g)	340,000	340,955
Media - 0.1%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1211% 10/28/2027 (b)(d)(g)	837,616	837,164
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6046% 10/30/2030 (b)(d)(g)	442,775	445,356
Charter Comm Operating LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.3434% 2/1/2027 (b)(d)(g)	2,800,802	2,799,150
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 11/22/2031 (b)(d)(g)(k)	415,000	414,481
CSC Holdings LLC Tranche B-5 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1735% 4/15/2027 (b)(d)(g)	115,919	106,645
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.1093% 1/18/2028 (b)(d)(g)	1,220,150	1,196,821
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 14.7717% 5/25/2026 (b)(d)(g)	295,699	252,577
Diamond Sports Group LLC Tranche DIP, term loan 10% 8/2/2027 (g)	49,182	52,379
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0885% 12/1/2028 (b)(d)(g)(k)	1,500,000	1,509,375
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.7717% 12/1/2028 (b)(d)(g)	3,427,954	3,449,379
Nexstar Media Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1871% 9/19/2026 (b)(d)(g)	570,205	571,881
Planet US Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0223% 2/10/2031 (b)(d)(g)	1,128,588	1,130,280
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1871% 9/30/2026 (b)(d)(g)	1,929,000	1,869,934
Sinclair Television Group Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 8.4226% 4/21/2029 (b)(d)(g)	131,889	105,291
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 6/24/2029 (b)(d)(g)	2,088,495	2,097,204
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 1/31/2029 (b)(d)(g)	494,924	494,058
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 1/31/2029 (b)(d)(g)	1,938,900	1,943,747
Virgin Media Bristol LLC Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.2238% 1/31/2028 (b)(d)(g)	425,000	420,618
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.7237% 3/31/2031 (b)(d)(g)	590,000	583,298
		20,279,638
Wireless Telecommunication Services - 0.0%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5726% 1/30/2031 (b)(d)(g)	1,286,775	1,302,062
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.33% 1/27/2031 (b)(d)(g)	398,000	398,000
		1,700,062
TOTAL COMMUNICATION SERVICES		39,899,020

Consumer Discretionary - 0.9%
Automobile Components - 0.0%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 3/5/2028 (b)(d)(g)	988,015	845,988
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 5/6/2030 (b)(d)(g)	2,038,650	2,050,128
Novae LLC/IN 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.6877% 12/22/2028 (b)(d)(g)	2,303,206	2,245,626
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3639% 1/26/2029 (b)(d)(g)	809,936	773,829
		5,915,571
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1871% 6/3/2028 (b)(d)(g)	4,367,816	4,275,480
Broadline Retail - 0.1%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1711% 6/18/2029 (b)(d)(g)	2,158,114	1,892,665
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0854% 11/8/2027 (b)(d)(g)	2,435,299	2,451,883
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 3/5/2028 (b)(d)(g)	10,427,095	10,464,007
		14,808,555
Distributors - 0.0%
AIP RD Buyer Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.1852% 12/26/2028 (b)(d)(g)	385,362	385,681
BCPE Empire Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1852% 12/26/2028 (b)(d)(g)	1,441,341	1,448,908
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6871% 1/6/2028 (b)(d)(g)	1,698,969	1,697,916
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0992% 8/1/2030 (b)(d)(g)	1,187,979	1,201,047
		4,733,552
Diversified Consumer Services - 0.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.1561% 7/30/2028 (b)(d)(g)	5,200,703	5,239,448
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8392% 6/12/2030 (b)(d)(g)	1,267,045	1,278,334
Learning Care Group US No 2 Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6017% 8/11/2028 (b)(d)(g)	311,858	314,196
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (b)(d)(g)	7,345,346	6,194,918
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (d)(g)	657,605	591,845
		13,618,741
Hotels, Restaurants & Leisure - 0.4%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9905% 2/7/2029 (b)(d)(g)	3,060,052	2,987,376
Aramark Services Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4371% 1/15/2027 (b)(d)(g)	500,000	500,155
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 11/24/2028 (b)(d)(g)	276,777	278,853
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 6/30/2031 (b)(d)(g)	389,025	390,970
Bulldog Purchaser Inc Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.3537% 6/14/2032 (b)(d)(g)	120,000	119,550
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 1/26/2030 (b)(d)(g)	2,716,875	2,729,617
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.8226% 2/6/2031 (b)(d)(g)	1,830,800	1,837,666
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 10/18/2028 (b)(d)(g)	1,844,731	1,853,955
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 8/9/2027 (b)(d)(g)	42,017	42,349
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.8653% 9/18/2026 (b)(d)(g)	3,023,407	3,030,965
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9375% 11/1/2031 (b)(d)(g)	2,215,000	2,217,304
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9375% 6/29/2029 (b)(d)(g)	329,346	330,110
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 10/31/2029 (b)(d)(g)	7,125,135	7,162,542
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.9226% 2/12/2029 (b)(d)(g)	3,848,200	3,859,437
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8537% 5/26/2030 (b)(d)(g)	1,491,125	1,490,201
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 10/7/2031 (b)(d)(g)(k)	2,030,000	2,042,505
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.8226% 1/17/2031 (b)(d)(g)	1,987,300	1,991,195
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0726% 8/2/2028 (b)(d)(g)	2,778,357	2,788,776
J&J Ventures Gaming LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.7996% 4/26/2028 (b)(d)(g)	497,436	500,236
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0496% 4/26/2028 (b)(d)(g)	650,730	652,559
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.152% 10/22/2031 (b)(d)(g)	1,040,000	1,043,463
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8605% 4/16/2029 (b)(d)(g)	750,441	756,069
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.8653% 6/1/2028 (b)(d)(g)	550,000	533,302
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 4/1/2031 (b)(d)(g)	2,493,750	2,496,094
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.3653% 11/10/2028 (b)(d)(g)	1,291,078	1,293,015
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 7/18/2031 (b)(d)(g)	178,291	177,928
Penn Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4226% 5/3/2029 (b)(d)(g)	196,977	197,371
PFC Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.9852% 3/1/2026 (b)(d)(g)	994,737	956,609
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6105% 9/18/2031 (b)(d)(g)	180,000	180,899
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 4/1/2029 (b)(d)(g)	3,193,470	3,136,083
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 3/14/2031 (b)(d)(g)	1,338,275	1,341,835
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.0726% 10/1/2031 (b)(d)(g)	1,850,000	1,859,250
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (b)(d)(g)	4,106,852	3,940,525
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.347% 12/30/2026 (b)(d)(g)	210,000	203,175
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 8/3/2028 (b)(d)(g)	3,243,986	3,257,611
		58,179,550
Household Durables - 0.1%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 9/26/2031 (b)(d)(g)	1,755,000	1,773,656
Mattress Firm Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.9235% 9/24/2028 (b)(d)(g)	2,755,382	2,753,894
Runner Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.6717% 10/21/2028 (b)(d)(g)	151,125	69,291
Tempur Sealy International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.07% 10/4/2031 (b)(d)(g)	3,015,000	3,032,577
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 6/29/2028 (b)(d)(g)	1,465,000	1,381,554
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 10/30/2027 (b)(d)(g)	965,000	914,743
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 10/30/2027 (b)(d)(g)	630,375	598,591
		10,524,306
Leisure Products - 0.0%
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 3/18/2030 (b)(d)(g)	798,525	794,197
Specialty Retail - 0.2%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.5362% 11/6/2027 (b)(d)(g)	105,625	105,625
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2727% 10/2/2031 (b)(d)(g)	1,915,000	1,935,108
Franchise Group Inc Tranche A DIP, term loan CME Term SOFR 3 month Index + 9%, 6.4345% 5/7/2025 (b)(d)(g)(j)	270,994	268,284
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 10.2538% 3/10/2026 (b)(d)(g)	147,015	81,803
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 10.3922% 3/10/2026 (b)(d)(g)	906,792	504,567
Gulfside Supply Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5992% 6/17/2031 (b)(d)(g)	1,500,000	1,509,000
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6405% 6/7/2031 (b)(d)(g)	2,170,000	2,180,459
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 11/26/2031 (b)(d)(g)(k)	1,780,000	1,781,477
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 3/13/2028 (b)(d)(g)	1,694,025	1,693,754
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4721% 6/6/2031 (b)(d)(g)	3,797,173	3,743,253
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 4/16/2031 (b)(d)(g)	556,786	558,529
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1153% 4/15/2028 (b)(d)(g)	777,859	573,048
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 14.1037% 4/28/2028 (b)(d)(g)(h)	103,449	77,587
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1871% 10/20/2028 (b)(d)(g)	207,098	201,877
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9226% 10/20/2028 (b)(d)(g)	460,600	450,716
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.5037% 2/8/2028 (b)(d)(g)	668,413	622,627
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.6886% 9/10/2029 (b)(d)(g)	2,818,325	2,679,748
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9371% 4/16/2028 (b)(d)(g)	2,289,331	2,288,095
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.834% 1/30/2031 (b)(d)(g)	718,200	722,782
		21,978,339
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8442% 2/20/2029 (b)(d)(g)	431,250	433,286
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 11/23/2028 (b)(d)(g)	81,425	81,730
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2709% 8/26/2031 (b)(d)(g)	2,910,000	2,911,833
		3,426,849
TOTAL CONSUMER DISCRETIONARY		138,255,140

Consumer Staples - 0.1%
Beverages - 0.1%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.9537% 1/24/2029 (b)(d)(g)	977,500	677,447
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.7037% 1/24/2030 (b)(d)(g)	1,000,000	429,439
Triton Water Holdings Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 8.1153% 3/31/2028 (b)(d)(g)	7,167,715	7,216,527
		8,323,413
Consumer Staples Distribution & Retail - 0.0%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4061% 2/3/2029 (b)(d)(g)	128,889	129,453
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.4537% 8/1/2029 (b)(d)(g)	2,640,885	2,574,387
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 9/29/2031 (b)(d)(g)	491,026	490,476
Northeast Grocery Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0235% 12/13/2028 (b)(d)(g)	269,500	270,174
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.2482% 4/2/2029 (b)(d)(g)	2,503,495	2,510,204
		5,974,694
Food Products - 0.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 12/23/2030 (b)(d)(g)	669,000	672,345
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9371% 10/23/2027 (b)(d)(g)	736,573	740,992
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.4061% 8/2/2028 (b)(d)(g)	977,351	578,592
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8%, 13.1657% 8/2/2028 (b)(d)(g)	1,151,256	1,128,956
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5527% 2/12/2031 (b)(d)(g)	2,188,275	2,200,858
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6989% 3/1/2029 (b)(d)(g)	34,388	34,488
		5,356,231
Household Products - 0.0%
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 2/14/2028 (b)(d)(g)(k)	180,000	180,075
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 6/13/2031 (b)(d)(g)(k)	515,000	515,644
Resideo Funding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6559% 5/14/2031 (b)(d)(g)	364,088	364,543
		1,060,262
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 5/17/2028 (b)(d)(g)	2,479,860	2,217,715
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1726% 2/23/2029 (b)(d)(g)	269,859	254,925
		2,472,640
TOTAL CONSUMER STAPLES		23,187,240

Energy - 0.2%
Energy Equipment & Services - 0.0%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3932% 6/22/2029 (b)(d)(g)	2,735,000	2,714,843
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2716% 7/9/2031 (b)(d)(g)	2,335,000	2,352,513
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6062% 10/31/2028 (b)(d)(g)	1,598,688	1,606,186
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 3/17/2028 (b)(d)(g)	3,785,891	3,806,410
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.8537% 12/31/2030 (b)(d)(g)	2,218,381	2,228,829
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1726% 11/19/2029 (b)(d)(g)	2,085,154	2,085,738
Eastern Power LLC Tranche B, term loan CME Term SOFR 1 month Index + 5.25%, 9.8226% 4/3/2028 (b)(d)(g)	1,745,937	1,749,987
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/24/2029 (b)(d)(g)(k)	2,030,000	2,042,688
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6559% 10/9/2031 (b)(d)(g)	2,245,000	2,259,593
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.3397% 6/29/2029 (b)(d)(g)	2,713,200	2,716,592
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 9/29/2028 (b)(d)(g)	1,061,680	1,067,518
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 5/22/2031 (b)(d)(g)	339,150	341,693
Mesquite Energy Inc 1LN, term loan 0% (d)(g)(h)(i)(k)	31,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(d)(g)(h)(i)(k)	71,751	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5854% 10/30/2028 (b)(d)(g)	1,642,588	1,527,606
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.334% 2/28/2030 (b)(d)(g)	1,305,708	1,295,641
Prairie ECI Acquiror LP 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3226% 8/1/2029 (b)(d)(g)	1,793,525	1,804,735
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2716% 5/10/2029 (b)(d)(g)	395,000	398,258
		27,283,987
TOTAL ENERGY		29,998,830

Financials - 0.6%
Capital Markets - 0.1%
Aretec Group Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 8/9/2030 (b)(d)(g)	887,871	892,977
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 2/14/2031 (b)(d)(g)	3,622,100	3,644,955
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 6/14/2031 (b)(d)(g)	3,051,286	3,066,878
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 10/24/2031 (b)(d)(g)	2,306,516	2,315,304
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 5/19/2031 (b)(d)(g)	830,000	830,739
Fleet US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.5777% 2/10/2031 (b)(d)(g)	388,521	389,492
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 9/17/2031 (b)(d)(g)	4,609,887	4,649,762
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/10/2031 (b)(d)(g)(j)(k)	495,113	499,396
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6037% 9/5/2031 (b)(d)(g)	2,630,000	2,644,807
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0711% 4/21/2028 (b)(d)(g)	1,098,906	1,108,521
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5139% 1/26/2028 (b)(d)(g)	815,356	818,496
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6037% 7/25/2031 (b)(d)(g)	1,885,000	1,887,356
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 11/19/2031 (b)(d)(g)(k)	830,000	833,113
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 12/1/2028 (b)(d)(g)	490,000	492,298
		24,074,094
Financial Services - 0.2%
AAL Delaware Holdco Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 7/30/2031 (b)(d)(g)	540,000	544,050
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1037% 1/31/2031 (b)(d)(g)	2,100,000	2,117,241
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0854% 12/19/2030 (b)(d)(g)	3,114,667	3,125,225
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 9/30/2031 (b)(d)(g)	2,100,000	2,105,250
Epic Creations Inc Tranche DD DIP TL, term loan 14.5711% 5/2/2025 (d)(g)(h)	2,003	2,003
Inception Finco Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 3/10/2031 (b)(d)(g)	224,438	226,074
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3975% 4/16/2029 (b)(d)(g)	2,315,433	2,318,328
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 7/21/2031 (b)(d)(g)(k)	3,280,000	3,295,810
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.9226% 11/5/2029 (b)(d)(g)	3,355,000	3,348,424
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 7/18/2031 (b)(d)(g)	4,572,520	4,579,836
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3226% 5/16/2031 (b)(d)(g)	1,979,363	1,979,976
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0854% 2/14/2030 (b)(d)(g)	627,224	633,496
STG DISTRIBUTION LLC Tranche 1L EXCHANGE FLFO, term loan CME Term SOFR 1 month Index + 8.35%, 13.0061% 10/3/2029 (b)(d)(g)(h)	54,023	53,483
STG DISTRIBUTION LLC Tranche 1L EXCHANGE FLSO, term loan CME Term SOFR 1 month Index + 7.6%, 12.2561% 9/30/2029 (b)(d)(g)(h)	115,837	87,573
Trans Union LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 12/1/2028 (b)(d)(g)	760,859	760,858
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 6/6/2031 (b)(d)(g)	1,895,299	1,895,944
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.7701% 11/21/2031 (b)(d)(g)(k)	515,000	518,451
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1475% 2/15/2027 (b)(d)(g)	730,088	739,214
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 10.1475% 2/9/2027 (b)(d)(g)	3,753,747	3,758,439
		32,089,675
Insurance - 0.3%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8492% 11/6/2030 (b)(d)(g)	5,813,256	5,819,301
AmWINS Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9371% 2/19/2028 (b)(d)(g)	1,048,745	1,052,677
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 2/28/2028 (b)(d)(g)	440,800	443,369
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 8/19/2028 (b)(d)(g)	1,994,949	1,997,024
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 8/19/2028 (b)(d)(g)	2,749,457	2,759,273
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 9/19/2030 (b)(d)(g)	5,751,814	5,743,417
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/31/2028 (b)(d)(g)	475,000	465,671
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.9371% 1/20/2029 (b)(d)(g)	4,875,000	4,741,815
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 7/31/2027 (b)(d)(g)	3,696,383	3,692,909
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3674% 6/20/2030 (b)(d)(g)	4,500,157	4,531,793
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3537% 5/6/2032 (b)(d)(g)	692,105	706,293
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 5/6/2031 (b)(d)(g)	3,129,556	3,136,630
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 11/23/2029 (b)(d)(g)	1,691,124	1,700,645
USI Inc/NY Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 9/27/2030 (b)(d)(g)	2,960,287	2,976,006
		39,766,823
TOTAL FINANCIALS		95,930,592

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6726% 11/8/2027 (b)(d)(g)	254,839	256,294
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 3/31/2029 (b)(d)(g)	257,990	255,382
ICU Medical Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.2537% 1/6/2029 (b)(d)(g)	504,822	506,337
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 8/1/2031 (b)(d)(g)	3,614,536	3,636,007
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4352% 10/23/2028 (b)(d)(g)	2,158,443	2,170,854
Packaging Coordinators Midco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8354% 11/30/2027 (b)(d)(g)	2,451,023	2,463,278
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8354% 5/30/2031 (b)(d)(g)	2,075,000	2,073,714
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6046% 10/16/2031 (b)(d)(g)	391,788	395,706
Viant Medical Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6046% 10/16/2031 (b)(d)(g)	43,212	43,644
		11,801,216
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.0037% 2/15/2029 (b)(d)(g)	668,170	504,655
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.6037% 6/28/2029 (b)(d)(g)	214,323	212,180
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3721% 2/11/2028 (b)(d)(g)	509,312	512,989
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 5/9/2031 (b)(d)(g)	950,000	953,021
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7037% 10/1/2027 (b)(d)(g)	4,570,983	4,370,362
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.5726% 9/24/2031 (b)(d)(g)	3,158,000	3,124,178
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 10/23/2031 (b)(d)(g)	3,118,479	3,147,731
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/16/2031 (b)(d)(g)(j)(k)	401,521	405,287
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 7/3/2028 (b)(d)(g)	190,862	191,982
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 7/3/2028 (b)(d)(g)	47,553	47,832
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2376% 4/15/2031 (b)(d)(g)	990,936	998,061
Modivcare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3434% 7/1/2031 (b)(d)(g)	543,638	522,979
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4285% 3/2/2028 (b)(d)(g)	962,223	950,994
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.4537% 3/2/2028 (b)(d)(g)	27,806	27,481
Phoenix Guarantor Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 2/21/2031 (b)(d)(g)	2,532,275	2,551,267
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 11/15/2028 (b)(d)(g)	3,328,670	3,350,440
Radnet Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.1324% 4/10/2031 (b)(d)(g)	254,363	255,362
Soliant Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 7/18/2031 (b)(d)(g)	545,000	549,769
Southern Veterinary Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/31/2031 (b)(d)(g)(k)	3,380,000	3,409,575
Surgery Center Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3377% 12/19/2030 (b)(d)(g)	2,278,969	2,295,036
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0362% 10/1/2028 (b)(d)(g)	2,344,138	2,335,723
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1583% 10/14/2031 (b)(d)(g)	420,870	424,026
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 1% 10/7/2031 (b)(d)(g)(j)	19,130	19,274
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3537% 12/15/2027 (b)(d)(g)	496,183	500,401
		31,660,605
Health Care Technology - 0.1%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 2/15/2029 (b)(d)(g)	5,768,431	5,782,852
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (g)	265,000	267,253
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6717% 5/1/2031 (b)(d)(g)	4,592,000	4,609,220
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 9/28/2029 (b)(d)(g)	830,825	830,617
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/27/2031 (b)(d)(g)(k)	3,910,000	3,914,184
		15,404,126
Pharmaceuticals - 0.0%
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.5217% 8/1/2027 (b)(d)(g)	1,806,171	1,806,171
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.7073% 4/23/2031 (b)(d)(g)	2,760,000	2,767,756
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 5/5/2028 (b)(d)(g)	3,211,880	3,227,362
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0992% 5/17/2031 (b)(d)(g)	1,084,726	1,092,188
		8,893,477
TOTAL HEALTH CARE		67,759,424

Industrials - 0.7%
Aerospace & Defense - 0.1%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.8537% 10/31/2030 (b)(d)(g)	1,913,963	1,923,839
Novaria Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6726% 6/9/2031 (b)(d)(g)	1,500,000	1,509,374
Ovation Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 4/21/2031 (b)(d)(g)	1,895,000	1,909,800
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(d)(g)(k)	2,556,923	2,556,923
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (b)(d)(g)(k)	213,077	213,077
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 8/24/2028 (b)(d)(g)	2,338,054	2,340,813
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3537% 3/22/2030 (b)(d)(g)	3,167,821	3,169,119
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.3196% 1/20/2032 (b)(d)(g)	1,920,000	1,918,810
		15,541,755
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 10/31/2031 (b)(d)(g)	1,593,778	1,603,739
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 10/31/2031 (b)(d)(g)	606,222	610,011
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.4226% 11/23/2028 (b)(d)(g)	1,106,094	1,090,885
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.3537% 3/18/2030 (b)(d)(g)	2,266,226	2,276,718
		5,581,353
Building Products - 0.1%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 9.1153% 5/17/2028 (b)(d)(g)	1,777,277	1,417,379
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 1/3/2029 (b)(d)(g)	1,110,430	1,113,728
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0726% 5/11/2029 (b)(d)(g)	387,230	389,096
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9226% 10/22/2028 (b)(d)(g)	1,589,311	1,596,272
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 11/3/2028 (b)(d)(g)	1,823,375	1,829,885
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.0726% 8/2/2031 (b)(d)(g)	505,000	505,475
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.8226% 1/24/2029 (b)(d)(g)	571,250	573,752
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5726% 3/28/2031 (b)(d)(g)	1,749,375	1,763,597
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8537% 4/29/2029 (b)(d)(g)	2,980,287	2,947,087
		12,136,271
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 12/21/2028 (b)(d)(g)	2,200,237	2,219,137
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 5/14/2028 (b)(d)(g)	5,065,442	5,097,101
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (b)(d)(g)	1,411,550	1,390,970
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/31/2028 (b)(d)(g)	462,675	466,145
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (b)(d)(g)	4,673,407	4,645,647
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.6037% 5/2/2030 (b)(d)(g)	330,000	332,063
Clean Harbors Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 10/10/2028 (b)(d)(g)	337,398	340,097
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.4854% 5/3/2029 (b)(d)(g)	195,500	150,535
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8356% 2/10/2031 (b)(d)(g)	243,163	243,924
Corp Service Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0726% 11/3/2029 (b)(d)(g)	102,220	102,730
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 8/1/2029 (b)(d)(g)	2,056,177	2,075,875
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 10/21/2028 (b)(d)(g)	2,236,709	2,253,484
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8226% 4/14/2029 (b)(d)(g)	377,858	385,321
Jupiter Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 11/3/2031 (b)(d)(g)(k)	717,241	721,423
Jupiter Buyer Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 10/10/2031 (b)(d)(g)(k)	82,759	83,241
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.75%, 7.8892% 6/21/2028 (b)(d)(g)	3,212,845	3,228,909
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.5083% 10/11/2028 (b)(d)(g)	413,700	374,270
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.7583% 4/11/2029 (b)(d)(g)	3,361,350	3,056,744
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8672% 7/25/2030 (b)(d)(g)	2,507,888	2,521,831
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6871% 3/19/2028 (b)(d)(g)	1,747,921	1,765,400
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0825% 11/30/2028 (b)(d)(g)	2,257,127	2,267,600
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1561% 11/30/2028 (b)(d)(g)	2,971,579	2,985,515
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1561% 11/30/2028 (b)(d)(g)	162,788	163,552
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 7.5877% 11/30/2028 (b)(d)(g)	173,408	174,213
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.7022% 12/10/2026 (b)(d)(g)	567,549	570,744
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2433% 10/6/2031 (b)(d)(g)	1,870,000	1,872,338
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.7638% 2/24/2031 (b)(d)(g)	685,781	687,928
Wellful Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.9371% 4/21/2027 (b)(d)(g)	593,263	364,436
		40,541,173
Construction & Engineering - 0.0%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3537% 3/21/2031 (b)(d)(g)	474,100	472,222
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1717% 11/3/2031 (b)(d)(g)	2,235,000	2,248,969
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6871% 1/21/2028 (b)(d)(g)	1,500,000	1,510,575
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0854% 2/16/2028 (b)(d)(g)	1,500,000	1,508,745
		5,740,511
Electrical Equipment - 0.0%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6561% 3/2/2027 (b)(d)(g)	1,954,973	1,965,021
Ground Transportation - 0.0%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4371% 8/6/2027 (b)(d)(g)	994,778	987,317
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 4/10/2031 (b)(d)(g)	720,000	721,872
		1,709,189
Machinery - 0.0%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6871% 7/22/2029 (b)(d)(g)	791,443	794,118
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 7.0921% 3/18/2030 (b)(d)(g)	610,494	612,783
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.1717% 9/28/2028 (b)(d)(g)	139,696	135,749
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.1221% 10/10/2031 (b)(d)(g)	355,000	357,219
John Bean Technologies Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/9/2031 (b)(d)(g)(k)	315,000	316,575
LSF11 Trinity Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0877% 6/17/2030 (b)(d)(g)	1,587,604	1,597,527
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 3/25/2031 (b)(d)(g)	2,499,975	2,504,150
		6,318,121
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.629% 4/20/2028 (b)(d)(g)	469,000	483,792
American Airlines 2016-3 Class A Pass Through Trust Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 7.2088% 6/4/2029 (b)(d)(g)	2,330,000	2,337,294
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3674% 10/20/2027 (b)(d)(g)	132,462	135,046
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6348% 2/24/2031 (b)(d)(g)	726,450	730,082
		3,686,214
Professional Services - 0.2%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1871% 2/4/2028 (b)(d)(g)	1,500,000	1,508,130
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 9/29/2031 (b)(d)(g)	3,715,000	3,685,577
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4382% 10/30/2031 (b)(d)(g)	525,000	525,000
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 12/30/2028 (b)(d)(g)	920,267	887,773
CHG Healthcare Services Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2753% 9/30/2028 (b)(d)(g)	766,177	772,644
Corelogic Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1871% 6/2/2028 (b)(d)(g)	5,413,386	5,378,688
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0854% 3/3/2031 (b)(d)(g)	364,088	366,363
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8226% 8/16/2028 (b)(d)(g)	589,012	590,779
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3354% 4/29/2029 (b)(d)(g)	622,756	560,219
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 5/30/2031 (b)(d)(g)	294,263	293,344
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5854% 7/31/2031 (b)(d)(g)	2,332,144	2,347,700
		16,916,217
Trading Companies & Distributors - 0.0%
DXP Enterprises Inc/TX Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3226% 10/7/2030 (b)(d)(g)	198,000	200,310
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5853% 1/29/2031 (b)(d)(g)	1,389,072	1,369,028
United Rentals North America Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 2/14/2031 (b)(d)(g)	427,850	431,701
		2,001,039
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.4801% 4/8/2030 (b)(d)(g)	937,388	944,812
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 11.0284% 1/2/2029 (b)(d)(g)	244,966	256,144
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.2784% 8/10/2029 (b)(d)(g)	688,025	537,809
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5223% 7/26/2028 (b)(d)(g)	986,073	992,235
		2,731,000
TOTAL INDUSTRIALS		114,867,864

Information Technology - 0.8%
Communications Equipment - 0.0%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.6062% 10/24/2030 (b)(d)(g)	78,804	79,079
CommScope LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 4/4/2026 (b)(d)(g)	636,446	622,655
		701,734
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 7/2/2029 (b)(d)(g)	1,098,135	1,104,087
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4371% 3/31/2028 (b)(d)(g)	1,079,126	1,088,903
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 1% 3/31/2028 (b)(d)(g)(j)	17,485	17,643
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 6/2/2031 (b)(d)(g)	974,714	975,650
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.7354% 8/18/2031 (b)(d)(g)	2,745,000	2,766,960
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7708% 10/15/2031 (b)(d)(g)	2,195,000	2,200,488
		8,153,731
IT Services - 0.1%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 2/3/2031 (b)(d)(g)	1,928,626	1,942,377
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.9175% 2/10/2028 (b)(d)(g)	3,920,089	3,763,285
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 6/17/2031 (b)(d)(g)	2,815,000	2,821,165
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 2/1/2028 (b)(d)(g)	4,268,438	4,000,978
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0921% 10/2/2031 (b)(d)(g)	425,000	429,781
Tempo Acquisition LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8226% 8/31/2028 (b)(d)(g)	243,969	245,189
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 6/23/2031 (b)(d)(g)	2,505,000	2,512,841
		15,715,616
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.8377% 8/17/2029 (b)(d)(g)	1,041,691	1,047,160
Software - 0.7%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6037% 2/24/2031 (b)(d)(g)	2,364,309	2,383,271
AppLovin Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 9.25% 8/19/2030 (b)(d)(g)	1,018,279	1,018,462
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.4226% 12/10/2029 (b)(d)(g)	3,630,000	3,620,925
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1726% 12/10/2028 (b)(d)(g)	4,677,136	4,696,126
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 1/31/2031 (b)(d)(g)	1,571,205	1,561,385
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.3092% 3/24/2031 (b)(d)(g)	2,000,000	2,008,620
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.6037% 3/29/2029 (b)(d)(g)	5,007,806	5,022,128
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.3653% 9/30/2028 (b)(d)(g)	3,271,925	3,285,831
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 10/16/2026 (b)(d)(g)	4,194,233	4,103,009
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.5726% 2/19/2029 (b)(d)(g)	735,000	614,644
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5951% 10/29/2029 (b)(d)(g)(k)	3,000,000	3,030,930
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.2852% 10/7/2029 (b)(d)(g)	539,371	544,931
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 5/23/2031 (b)(d)(g)	2,330,154	2,346,838
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 12.1813% 9/13/2029 (b)(d)(g)(h)	518,870	517,832
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0992% 3/3/2028 (b)(d)(g)	2,529,094	2,548,062
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 9/12/2029 (b)(d)(g)	1,797,438	1,798,570
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 12/1/2027 (b)(d)(g)	1,273,833	1,284,380
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8867% 10/9/2031 (b)(d)(g)	3,240,000	3,240,162
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8867% 10/12/2032 (b)(d)(g)	2,175,000	2,146,899
McAfee Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9061% 3/1/2029 (b)(d)(g)	3,496,059	3,505,673
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 5/3/2028 (b)(d)(g)	8,657,924	8,666,236
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.8226% 2/23/2029 (b)(d)(g)	3,130,000	3,059,575
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 7/1/2031 (b)(d)(g)	2,560,000	2,501,120
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8672% 7/31/2026 (b)(d)(g)	2,455,250	2,026,465
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (b)(d)(g)	8,166,095	8,195,330
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 2%, 13.6139% 6/4/2029 (b)(d)(g)	735,000	722,601
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 11/21/2032 (b)(d)(g)(k)	1,620,000	1,626,075
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (b)(d)(g)(k)	740,000	738,150
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3354% 10/28/2030 (b)(d)(g)	3,310,900	3,328,845
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1473% 7/2/2031 (b)(d)(g)	2,159,103	2,177,390
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 8/31/2028 (b)(d)(g)	4,196,339	4,219,419
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.497% 5/15/2028 (b)(d)(g)	811,906	491,715
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.997% 5/15/2028 (b)(d)(g)	189,112	194,210
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.6871% 4/22/2028 (b)(d)(g)	1,826,587	1,813,801
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1726% 9/30/2028 (b)(d)(g)	971,519	955,780
Renaissance Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.8226% 4/8/2030 (b)(d)(g)	1,039,855	1,041,258
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 11/23/2029 (b)(d)(g)	1,736,418	1,744,023
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.1871% 8/11/2028 (b)(d)(g)	1,785,597	1,796,757
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 5/9/2031 (b)(d)(g)	1,529,352	1,535,638
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6172% 2/10/2031 (b)(d)(g)	3,862,947	3,887,747
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3605% 4/14/2031 (b)(d)(g)	2,338,414	2,358,875
		102,359,688
TOTAL INFORMATION TECHNOLOGY		127,977,929

Materials - 0.4%
Chemicals - 0.2%
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.3226% 11/24/2027 (b)(d)(g)	122,813	123,018
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.4226% 11/24/2028 (b)(d)(g)	110,000	104,981
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.6726% 11/24/2027 (b)(d)(g)	982,278	983,811
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (b)(d)(g)	163,731	138,528
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.4374% 6/12/2028 (b)(d)(g)(j)	51,389	51,775
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(d)(g)	48,040	48,399
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1726% 9/30/2028 (b)(d)(g)	4,861,373	4,896,958
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8537% 12/14/2029 (b)(d)(g)	917,100	815,301
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6367% 8/29/2029 (b)(d)(g)	66,027	66,288
Axalta Coating Systems US Holdings Inc Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.6037% 12/20/2029 (b)(d)(g)	72,339	72,566
Bakelite US Holdco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 5/29/2029 (b)(d)(g)	1,994,120	2,007,202
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 8/18/2028 (b)(d)(g)	866,839	870,810
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.1561% 11/1/2030 (b)(d)(g)	1,937,800	1,943,245
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 8.9461% 10/4/2029 (b)(d)(g)	3,731,529	3,749,664
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.6287% 7/3/2028 (b)(d)(g)	1,598,288	1,572,492
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1638% 3/15/2029 (b)(d)(g)	6,034,746	6,071,378
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 12.1101% 3/15/2030 (b)(d)(g)	245,000	227,483
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.4226% 3/1/2030 (b)(d)(g)	1,448,125	1,448,125
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.9226% 4/2/2029 (b)(d)(g)	4,797,337	4,800,360
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3377% 8/22/2031 (b)(d)(g)	2,400,000	2,329,512
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9157% 12/1/2026 (b)(d)(g)	693,574	650,919
Minerals Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 11/21/2031 (b)(d)(g)	190,000	190,238
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (b)(d)(g)	2,294,864	2,312,442
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0854% 3/16/2027 (b)(d)(g)	1,927,302	1,937,594
Touchdown Acquirer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 2/21/2031 (b)(d)(g)	765,000	771,219
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 0% 11/22/2031 (b)(d)(g)(k)	1,450,000	1,433,688
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5726% 9/30/2031 (b)(d)(g)	485,027	489,674
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 0% 9/30/2031 (b)(d)(g)(j)(k)	49,973	50,451
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.8537% 9/22/2028 (b)(d)(g)	1,687,589	1,698,659
		41,856,780
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 8/5/2030 (b)(d)(g)	158,004	158,052
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0726% 4/2/2029 (b)(d)(g)	1,744,769	1,755,674
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9352% 3/27/2028 (b)(d)(g)	779,582	783,480
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 10/19/2029 (b)(d)(g)	543,665	546,427
		3,243,633
Containers & Packaging - 0.2%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.9371% 3/3/2028 (b)(d)(g)	4,968,720	4,957,341
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.415% 6/7/2031 (b)(d)(g)	4,966,084	4,990,616
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.4866% 7/1/2029 (b)(d)(g)	451,200	452,179
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.652% 12/2/2030 (b)(d)(g)	2,261,298	2,278,099
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.675%, 7.7476% 4/13/2029 (b)(d)(g)	5,878,404	5,910,619
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 8/4/2027 (b)(d)(g)	2,535,505	2,545,242
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.5726% 5/1/2031 (b)(d)(g)	340,000	342,339
Pactiv Evergreen Group Holdings Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0726% 9/25/2028 (b)(d)(g)	3,120,899	3,140,903
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.5726% 8/3/2026 (b)(d)(g)	223,242	224,637
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.4226% 1/30/2027 (b)(d)(g)	402,139	404,041
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.3226% 4/21/2031 (b)(d)(g)	3,684,025	3,720,865
		28,966,881
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8226% 8/19/2030 (b)(d)(g)	405,913	409,363
Paper & Forest Products - 0.0%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.3226% 5/23/2031 (b)(d)(g)	687,585	689,393
TOTAL MATERIALS		75,166,050

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5726% 1/31/2030 (b)(d)(g)	1,457,070	1,466,178
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3377% 8/21/2030 (b)(d)(g)	379,537	381,434
		1,847,612
Utilities - 0.1%
Electric Utilities - 0.0%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.3546% 4/16/2031 (b)(d)(g)	515,000	516,158
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 12/20/2030 (b)(d)(g)	2,030,409	2,040,175
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.9217% 1/20/2031 (b)(d)(g)	3,799,670	3,812,665
		6,368,998
Independent Power and Renewable Electricity Producers - 0.1%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.3226% 9/30/2031 (b)(d)(g)	2,350,000	2,365,957
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.5726% 7/31/2030 (b)(d)(g)	554,075	554,252
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 9.016% 11/14/2025 (b)(d)(g)	2,384,142	2,354,340
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.4371% 3/25/2028 (b)(d)(g)	1,689,012	1,633,173
		6,907,722
TOTAL UTILITIES		13,276,720

TOTAL UNITED STATES		728,166,421
TOTAL BANK LOAN OBLIGATIONS (Cost $798,377,449)		797,944,124

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Discover Bank ICE IBA - USD SOFR Spread-Adj ICE SWAP Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(d) (Cost $1,750,000)	1,750,000	1,774,483

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)	967,005	888,137
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (c)	2,047,886	2,029,808
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	2,614,762	2,543,513
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	1,670,946	1,640,207
Fannie Mae Guaranteed REMICS Series 2005-40 Class YG, 5% 5/25/2025	14,446	14,397
Fannie Mae Guaranteed REMICS Series 2006-55 Class GE, 5% 6/25/2026	97,886	97,604
Fannie Mae Guaranteed REMICS Series 2012-134 Class MX, 3.5% 5/25/2042	80,836	78,442
Fannie Mae Guaranteed REMICS Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 5.2985% 7/25/2042 (b)(d)	3,029,228	3,003,556
Fannie Mae Guaranteed REMICS Series 2016-104 Class B, 4% 12/25/2044	144,853	141,412
Fannie Mae Guaranteed REMICS Series 2016-39 Class GD, 2% 11/25/2044	8,026,727	7,360,950
Fannie Mae Guaranteed REMICS Series 2016-99 Class KA, 4% 11/25/2042	178,452	175,416
Fannie Mae Guaranteed REMICS Series 2017-22 Class ED, 3.5% 6/25/2044	62,610	61,765
Fannie Mae Guaranteed REMICS Series 2017-32 Class PA, 2.7% 5/25/2047	11,246,199	10,083,371
Fannie Mae Guaranteed REMICS Series 2017-37 Class AB, 2.55% 9/25/2046	2,301,226	2,079,602
Fannie Mae Guaranteed REMICS Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 5.3485% 12/25/2049 (b)(d)	1,579,849	1,554,012
Fannie Mae Guaranteed REMICS Series 2020-45 Class JC, 1.5% 7/25/2040	2,287,414	1,903,976
Fannie Mae Guaranteed REMICS Series 2020-49 Class LA, 2% 3/25/2043	5,043,243	4,721,897
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	1,454,843	1,271,313
Fannie Mae Guaranteed REMICS Series 2021-21 Class HG, 2% 11/25/2047	3,874,817	3,411,222
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	347,180	285,004
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	367,442	303,612
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	390,486	322,653
Fannie Mae Guaranteed REMICS Series 2021-69 Class JK, 1.5% 10/25/2051	360,972	299,992
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	325,711	283,818
Fannie Mae Guaranteed REMICS Series 2021-95 Class BA, 2.5% 6/25/2049	1,518,085	1,325,026
Fannie Mae Guaranteed REMICS Series 2021-95, 2.5% 9/25/2048	990,408	865,070
Fannie Mae Guaranteed REMICS Series 2021-96 Class AH, 2.5% 3/25/2049	9,118,566	8,009,215
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	528,056	457,596
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	315,558	286,482
Fannie Mae Guaranteed REMICS Series 2022-11 Class B, 3% 6/25/2049	434,314	395,795
Fannie Mae Guaranteed REMICS Series 2022-13 Class HA, 3% 8/25/2046	347,477	321,337
Fannie Mae Guaranteed REMICS Series 2022-13 Class JA, 3% 5/25/2048	635,532	582,606
Fannie Mae Guaranteed REMICS Series 2022-13 Class MA, 3% 5/25/2044	5,470,876	5,136,524
Fannie Mae Guaranteed REMICS Series 2022-15 Class GC, 3% 1/25/2047	652,765	603,326
Fannie Mae Guaranteed REMICS Series 2022-17 Class BH, 3% 5/25/2047	712,934	664,479
Fannie Mae Guaranteed REMICS Series 2022-2 Class TH, 2.5% 2/25/2052	218,173	196,924
Fannie Mae Guaranteed REMICS Series 2022-20 Class HC, 2.5% 4/25/2052	3,976,764	3,557,982
Fannie Mae Guaranteed REMICS Series 2022-25 Class AB, 4% 9/25/2047	1,254,701	1,215,727
Fannie Mae Guaranteed REMICS Series 2022-3 Class D, 2% 2/25/2048	1,517,396	1,334,205
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	3,680,541	3,213,873
Fannie Mae Guaranteed REMICS Series 2022-35 Class CK, 4% 3/25/2047	2,728,569	2,608,715
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	382,408	332,835
Fannie Mae Guaranteed REMICS Series 2022-49 Class TC, 4% 12/25/2048	253,851	244,662
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	690,375	587,410
Fannie Mae Guaranteed REMICS Series 2022-5 Class DA, 2.25% 11/25/2047	1,593,328	1,404,141
Fannie Mae Guaranteed REMICS Series 2022-69 Class AB, 4.5% 1/25/2044	1,397,679	1,359,991
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	448,822	406,802
Fannie Mae Guaranteed REMICS Series 2022-7 Class E, 2.5% 11/25/2047	1,463,669	1,306,077
Fannie Mae Guaranteed REMICS Series 2023-13 Class CK, 1.5% 11/25/2050	2,260,471	1,797,328
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	7,375,268	6,900,245
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	1,617,804	1,496,995
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	1,091,187	999,106
Fannie Mae Series 2010-47 Class JB, 5% 5/25/2030	1,618,521	1,610,608
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	1,173,775	1,094,061
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	789,549	772,999
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	529,951	480,684
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	407,308	355,010
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	304,029	264,128
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	415,674	362,685
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	453,851	377,743
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2974 Class CY, 5% 5/15/2025	31,297	31,238
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4422 Class LA, 4.5% 3/15/2043	2,491	2,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4516 Class A, 4% 8/15/2041	58,007	57,621
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4716 Class PA, 3% 7/15/2044	962,410	939,709
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4744 Class JA, 3% 9/15/2047	158,156	143,733
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	433,711	346,226
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	959,323	869,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	224,060	202,192
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	842,646	724,955
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	6,551,986	5,526,223
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	698,793	660,346
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	1,125,667	993,312
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	1,080,556	943,331
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	266,167	221,067
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	1,154,432	1,014,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	358,304	297,586
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	353,369	290,455
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	927,548	804,295
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	412,795	357,198
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	1,898,721	1,641,381
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	1,176,565	1,018,934
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	774,233	671,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	380,075	337,715
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	2,513,506	2,194,526
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	238,553	207,094
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	560,693	487,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	234,180	207,853
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	469,095	407,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	445,873	382,796
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	469,097	407,719
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	177,737	157,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	739,012	661,870
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199, 3% 5/25/2048	3,788,929	3,438,402
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class LA, 3% 10/25/2048	1,223,771	1,109,130
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	262,104	237,083
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	954,936	866,169
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	190,759	169,674
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	300,231	269,806
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class AB, 3% 1/25/2042	625,248	577,108
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	427,803	399,524
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	925,748	858,344
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	1,485,018	1,382,296
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	623,707	586,337
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	859,460	804,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	396,892	394,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	875,454	864,253
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (c)	835,516	804,266
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (c)	1,679,067	1,563,194
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(d)	1,160,946	1,083,208
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (c)	335,211	307,103
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (c)	1,015,768	943,833
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (c)	196,716	192,962
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (c)	331,699	320,503
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (c)	1,194,342	1,187,318
PRPM LLC Series 2021-10 Class A1, 5.487% 10/25/2026 (c)(d)	10,746,143	10,707,538
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (c)	2,510,457	2,452,585
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (c)	798,228	774,520
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (c)(d)	475,836	459,351
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)	5,409,583	5,230,808
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	3,866,962	3,706,869
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (c)	1,264,316	1,183,339
TOTAL UNITED STATES		163,569,900
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $161,807,126)		163,569,900

Commercial Mortgage Securities - 3.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.7%
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 8.6483% 10/15/2034 (b)(c)(d)	421,000	422,248
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	496,000	456,320
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (c)	111,000	94,630
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)	2,412,370	2,402,589
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 6.16% 1/15/2039 (b)(c)(d)	282,048	279,761
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.76% 1/15/2039 (b)(c)(d)	151,453	151,075
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	270,000	259,692
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.9843% 7/15/2049 (d)	1,200,000	1,148,935
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	4,281,041	4,106,530
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,700,000	1,637,265
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	1,491,333	1,461,195
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	389,595	384,562
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	563,100	554,352
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (d)	425,000	394,211
BANK Series 2018-BN14 Class ASB, 4.185% 9/15/2060	225,486	222,798
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	1,265,955	1,213,737
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	96,736	92,278
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	112,000	100,783
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	300,000	286,449
BANK Series 2020-BN30 Class MCDE, 3.0155% 12/15/2053 (d)	5,208,000	3,391,382
BANK Series 2021-BN33 Class B, 2.893% 5/15/2064	500,000	422,106
BANK Series 2021-BN33 Class XA, 1.1611% 5/15/2064 (d)(l)	9,609,086	444,191
BANK Series 2022-BNK44 Class A5, 5.9359% 11/15/2055 (d)	7,185,000	7,573,494
BANK Series 2023-5YR3 Class AS, 7.5591% 9/15/2056 (d)	500,000	536,097
BANK Series 2023-5YR4 Class C, 7.8581% 12/15/2056 (d)	300,000	316,698
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (d)	305,000	307,576
Bank5 2024-5yr11 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (d)	275,000	277,902
Bank5 2024-5yr12 Series 2024-5YR12 Class C, 6.3029% 12/15/2057 (d)	355,000	361,888
BBCMS Mortgage Trust Series 2020-C7 Class AS, 2.444% 4/15/2053	206,000	173,519
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	1,775,000	1,499,318
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	300,000	275,014
BBCMS Mortgage Trust Series 2022-C17 Class B, 4.889% 9/15/2055	250,000	239,167
BBCMS Mortgage Trust Series 2023-5C23 Class B, 7.7032% 12/15/2056 (d)	500,000	532,378
BBCMS Mortgage Trust Series 2023-C22 Class C, 7.3632% 11/15/2056 (d)	784,000	850,649
BBCMS Mortgage Trust Series 2024-C24 Class B, 5.718% 2/15/2057	140,000	142,055
BBCMS Mortgage Trust Series 2024-C24 Class C, 6% 2/15/2057	60,000	60,481
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	250,000	253,737
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	268,000	270,179
BBCMS Trust Series 2024-5C27 Class C, 6.7% 7/15/2057 (d)	750,000	773,051
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	127,000	123,446
Benchmark Mortgage Trust Series 2019-B10 Class ASB, 3.615% 3/15/2062	437,002	427,488
Benchmark Mortgage Trust Series 2019-B15 Class AAB, 2.859% 12/15/2072	3,499,902	3,351,348
Benchmark Mortgage Trust Series 2019-B9 Class AAB, 3.9325% 3/15/2052	821,769	809,149
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.5348% 7/15/2053 (c)(d)	1,000,000	936,224
Benchmark Mortgage Trust Series 2020-B21 Class AS, 2.2543% 12/17/2053	540,000	450,578
Benchmark Mortgage Trust Series 2021-B27 Class XA, 1.3683% 7/15/2054 (d)(l)	4,139,449	233,996
Benchmark Mortgage Trust Series 2021-B29 Class B, 2.4534% 9/15/2054	575,000	464,809
Benchmark Mortgage Trust Series 2022-B35 Class B, 4.5917% 5/15/2055 (d)	500,000	416,395
Benchmark Mortgage Trust Series 2023-B40 Class AS, 6.5945% 12/15/2056	500,000	547,482
Benchmark Mortgage Trust Series 2023-V2 Class AS, 6.5374% 5/15/2055	500,000	519,269
Benchmark Mortgage Trust Series 2023-V4 Class B, 7.709% 11/15/2056 (d)	250,000	266,551
Benchmark Mortgage Trust Series 2023-V4 Class C, 7.709% 11/15/2056 (d)	250,000	263,164
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	275,000	278,016
Benchmark Mortgage Trust Series 2024-V5 Class B, 6.0594% 1/10/2057 (d)	640,000	649,192
Benchmark Mortgage Trust Series 2024-V5 Class C, 7.205% 1/10/2057 (d)	375,000	389,393
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 8.2488% 11/15/2041 (b)(c)(d)	506,000	504,894
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 8.2982% 8/15/2026 (b)(c)(d)	663,393	664,332
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	2,677,000	2,678,673
BLP Commercial Mortgage Trust Series 2024-IND2 Class D, CME Term SOFR 1 month Index + 2.5904%, 7.1997% 3/15/2041 (b)(c)(d)	500,000	500,781
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.5031% 9/15/2054 (d)	2,800,000	2,873,188
BMO Mortgage Trust Series 2023-5C2 Class AS, 7.4855% 11/15/2056 (d)	330,000	352,386
BMO Mortgage Trust Series 2023-C4 Class C, 6.0583% 2/15/2056 (d)	710,989	714,893
BMO Mortgage Trust Series 2023-C7 Class B, 6.6738% 12/15/2056 (d)	455,000	487,190
BMO Mortgage Trust Series 2024-5C3 Class B, 6.5567% 2/15/2057 (d)	200,000	206,318
BMO Mortgage Trust Series 2024-5C3 Class C, 6.8592% 2/15/2057 (d)	974,000	997,709
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (d)	212,000	213,394
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)	4,493,000	4,498,617
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 6.2509% 6/15/2041 (b)(c)(d)	2,218,000	2,219,386
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.4506% 6/15/2041 (b)(c)(d)	1,569,000	1,569,000
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (c)(d)	20,712,000	20,854,555
BPR Commercial Mortgage Trust Series 2024-PARK Class B, 5.7976% 11/5/2039 (c)(d)	8,900,000	8,960,292
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (c)(d)	340,000	343,698
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (c)(d)	279,000	282,538
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(c)(d)	7,887,000	7,926,435
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 7.0563% 4/15/2037 (b)(c)(d)	1,165,000	1,171,553
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (c)(d)	268,000	268,884
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (c)(d)	156,000	139,997
Bx Coml Mtg Tr 2023-Vlt3 Series 2023-VLT3 Class C, CME Term SOFR 1 month Index + 3.438%, 8.0473% 11/15/2028 (b)(c)(d)	1,000,000	991,629
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.6553% 4/15/2034 (b)(c)(d)	235,490	233,282
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.9553% 4/15/2034 (b)(c)(d)	1,917,000	1,895,434
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 6.2553% 4/15/2034 (b)(c)(d)	210,000	207,112
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.5553% 4/15/2034 (b)(c)(d)	220,000	216,425
BX Commercial Mortgage Trust Series 2020-VIVA Class D, 3.667% 3/11/2044 (c)(d)	1,755,000	1,551,835
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.9425% 12/15/2038 (b)(c)(d)	617,505	609,874
BX Commercial Mortgage Trust Series 2021-IRON Class D, CME Term SOFR 1 month Index + 2.0145%, 6.6235% 2/15/2038 (b)(c)(d)	650,000	625,603
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	3,274,000	3,258,690
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.6223% 10/15/2036 (b)(c)(d)	3,496,000	3,468,754
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.8221% 10/15/2036 (b)(c)(d)	5,034,000	4,986,921
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 6.0218% 10/15/2036 (b)(c)(d)	1,147,000	1,134,127
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.671% 10/15/2036 (b)(c)(d)	3,283,000	3,268,671
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.6696% 10/15/2036 (b)(c)(d)	667,732	657,472
BX Commercial Mortgage Trust Series 2021-SOAR Class E, CME Term SOFR 1 month Index + 1.9145%, 6.5245% 6/15/2038 (b)(c)(d)	5,710,193	5,699,487
BX Commercial Mortgage Trust Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.5245% 6/15/2038 (b)(c)(d)	875,262	864,146
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 6.1003% 4/15/2037 (b)(c)(d)	3,315,710	3,317,782
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	4,141,619	4,136,451
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.9216% 2/15/2039 (b)(c)(d)	891,190	888,132
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 6.171% 2/15/2039 (b)(c)(d)	1,292,331	1,287,897
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.5701% 2/15/2039 (b)(c)(d)	592,260	589,674
BX Commercial Mortgage Trust Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.8671% 2/15/2039 (b)(c)(d)	945,096	934,463
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)	12,889,972	12,934,281
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.8001% 12/9/2040 (b)(c)(d)	615,025	615,409
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 7.2495% 12/9/2040 (b)(c)(d)	333,074	333,386
BX Commercial Mortgage Trust Series 2023-XL3 Class D, CME Term SOFR 1 month Index + 3.5888%, 8.1981% 12/9/2040 (b)(c)(d)	1,936,478	1,939,502
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 7.4005% 10/15/2041 (b)(c)(d)	625,000	628,125
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 8.1956% 11/15/2041 (b)(c)(d)	2,000,000	2,005,625
BX Commercial Mortgage Trust Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.2972% 5/15/2034 (b)(c)(d)	2,535,000	2,514,405
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (c)(d)	13,125,825	13,166,843
BX Commercial Mortgage Trust Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 8.2976% 5/15/2041 (b)(c)(d)	879,747	875,871
BX Commercial Mortgage Trust Series 2024-MF Class D, CME Term SOFR 1 month Index + 2.6898%, 7.2991% 2/15/2039 (b)(c)(d)	885,455	889,877
BX Commercial Mortgage Trust Series 2024-MF Class E, CME Term SOFR 1 month Index + 3.7383%, 8.3476% 2/15/2039 (b)(c)(d)	885,455	889,288
BX Commercial Mortgage Trust Series 2024-VLT5 Class A, 5.4104% 11/13/2046 (c)(d)	443,000	451,988
BX Commercial Mortgage Trust Series 2024-VLT5 Class B, 5.9034% 11/13/2046 (c)(d)	110,000	112,784
BX Commercial Mortgage Trust Series 2024-VLT5 Class C, 6.3425% 11/13/2046 (c)(d)	411,000	421,325
BX Commercial Mortgage Trust Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (c)(d)	476,000	506,236
BX Commercial Mortgage Trust Series 2024-WPT Class E, CME Term SOFR 1 month Index + 3.5884%, 8.1977% 3/15/2034 (b)(c)(d)	405,000	404,818
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(c)(d)	31,669,055	31,758,124
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.2976% 3/15/2041 (b)(c)(d)	2,297,323	2,288,495
BX Trust Series 2019-OC11 Class D, 4.0755% 12/9/2041 (c)(d)	500,000	455,826
BX Trust Series 2019-OC11 Class E, 4.0755% 12/9/2041 (c)(d)	3,310,000	2,935,182
BX Trust Series 2019-OC11 Class XA, 0.8735% 12/9/2041 (c)(d)(l)	104,100,000	3,374,225
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 8.0185% 11/15/2038 (b)(c)(d)	865,847	853,327
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.3594% 10/15/2026 (b)(c)(d)	8,136,821	8,096,137
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 2/15/2036 (b)(c)(d)	1,400,000	1,399,583
BX Trust Series 2021-LBA Class DJV, CME Term SOFR 1 month Index + 1.7145%, 6.3245% 2/15/2036 (b)(c)(d)	1,250,000	1,241,406
BX Trust Series 2021-LBA Class DV, CME Term SOFR 1 month Index + 1.7145%, 6.3245% 2/15/2036 (b)(c)(d)	988,512	983,757
BX Trust Series 2021-LBA Class EJV, CME Term SOFR 1 month Index + 2.1145%, 6.7245% 2/15/2036 (b)(c)(d)	1,000,000	987,526
BX Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.1145%, 6.7245% 2/15/2036 (b)(c)(d)	723,591	718,846
BX Trust Series 2021-LBA Class FJV, CME Term SOFR 1 month Index + 2.5145%, 7.1245% 2/15/2036 (b)(c)(d)	100,000	97,792
BX Trust Series 2021-LBA Class FV, CME Term SOFR 1 month Index + 2.5145%, 7.1245% 2/15/2036 (b)(c)(d)	310,788	303,925
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 1/15/2034 (b)(c)(d)	1,775,826	1,773,606
BX Trust Series 2021-MFM1 Class E, CME Term SOFR 1 month Index + 2.3645%, 6.9735% 1/15/2034 (b)(c)(d)	357,560	353,091
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.7235% 1/15/2034 (b)(c)(d)	138,243	136,267
BX Trust Series 2021-MFM1 Class G, CME Term SOFR 1 month Index + 4.0145%, 8.6235% 1/15/2034 (b)(c)(d)	700,000	685,906
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.3945% 6/15/2038 (b)(c)(d)	6,586,054	6,573,706
BX Trust Series 2021-VOLT Class D, CME Term SOFR 1 month Index + 1.7645%, 6.3738% 9/15/2036 (b)(c)(d)	1,201,068	1,197,315
BX Trust Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 7.1238% 9/15/2036 (b)(c)(d)	1,424,000	1,421,330
BX Trust Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.5738% 9/15/2036 (b)(c)(d)	1,500,207	1,487,080
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	1,189,300	1,190,414
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.5493% 4/15/2037 (b)(c)(d)	866,344	866,615
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.8993% 4/15/2037 (b)(c)(d)	195,719	195,719
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.4483% 4/15/2037 (b)(c)(d)	164,058	164,058
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.3093% 1/15/2039 (b)(c)(d)	2,500,000	2,482,813
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.9593% 1/15/2039 (b)(c)(d)	647,360	642,857
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.9083% 1/15/2039 (b)(c)(d)	1,400,000	1,378,076
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	11,999,572	12,014,472
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.3008% 4/15/2041 (b)(c)(d)	1,516,198	1,516,672
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.5505% 4/15/2041 (b)(c)(d)	1,259,037	1,259,824
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.2979% 4/15/2041 (b)(c)(d)	1,911,978	1,901,613
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.7262% 11/15/2026 (b)(c)(d)	222,000	221,584
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.7247% 11/15/2026 (b)(c)(d)	1,064,000	1,062,003
BX Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.4987% 7/15/2029 (b)(c)(d)	1,100,000	1,101,719
BX Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.5472% 7/15/2029 (b)(c)(d)	2,500,000	2,498,799
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)	8,816,125	8,843,676
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.4008% 2/15/2039 (b)(c)(d)	1,151,831	1,151,830
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.7974% 2/15/2039 (b)(c)(d)	2,430,024	2,421,233
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.3005% 3/15/2041 (b)(c)(d)	2,413,108	2,412,349
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.5502% 3/15/2041 (b)(c)(d)	3,204,306	3,203,304
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.977% 12/15/2037 (b)(c)(d)	700,000	700,000
CAMB Commercial Mortgage Trust Series 2019-LIFE Class F, CME Term SOFR 1 month Index + 2.847%, 7.457% 12/15/2037 (b)(c)(d)	380,000	376,801
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	1,974,428	1,860,436
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	2,041,770	1,952,493
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	700,000	681,896
Citigroup Commercial Mortgage Trust Series 2016-P4 Class B, 3.377% 7/10/2049	1,000,000	898,244
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class AAB, 2.7198% 8/10/2056	1,850,707	1,757,396
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (c)(d)	625,000	545,599
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.4222% 11/10/2042 (c)(d)	1,025,000	862,892
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	1,100,000	1,037,111
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (c)(d)	1,012,000	1,026,797
COMM Mortgage Trust Series 2014-CR20 Class C, 4.6248% 11/10/2047 (d)	518,931	489,093
COMM Mortgage Trust Series 2015-CR24 Class A5, 3.696% 8/10/2048	1,090,000	1,079,602
COMM Mortgage Trust Series 2015-CR27 Class ASB, 3.404% 10/10/2048	781,940	777,432
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (d)	2,150,000	2,016,435
COMM Mortgage Trust Series 2015-DC1 Class C, 4.409% 2/10/2048 (d)	460,000	396,956
COMM Mortgage Trust Series 2015-LC19 Class B, 3.829% 2/10/2048	110,000	106,234
COMM Mortgage Trust Series 2015-LC19 Class C, 4.3634% 2/10/2048 (d)	818,000	779,256
COMM Mortgage Trust Series 2015-LC21 Class ASB, 3.421% 7/10/2048	457,230	456,325
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	1,083,478	1,066,447
COMM Mortgage Trust Series 2017-CD4 Class B, 3.947% 5/10/2050 (d)	121,000	112,369
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (c)	3,174,000	2,775,950
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	215,000	210,152
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.4978% 8/15/2041 (b)(c)(d)	435,000	434,456
CPT Mortgage Trust Series 2019-CPT Class E, 3.0967% 11/13/2039 (c)(d)	100,000	77,965
CSAIL Commercial Mortgage Trust Series 2016-C7 Class ASB, 3.3143% 11/15/2049	961,746	954,678
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.4078% 6/15/2050 (d)	801,000	678,685
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	911,174	898,446
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	1,203,531	1,162,001
CSAIL Commercial Mortgage Trust Series 2019-C15 Class A4, 4.0529% 3/15/2052	8,963,536	8,631,677
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 6.907% 12/15/2030 (b)(c)(d)	809,000	756,198
CSMC Trust Series 2019-UVIL Class A, 3.1595% 12/15/2041 (c)	150,000	135,824
CSMC Trust Series 2019-UVIL Class E, 3.3928% 12/15/2041 (c)(d)	945,000	757,987
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (c)	177,778	171,570
DBJPM Mortgage Trust Series 2016-C1 Class ASB, 3.038% 5/10/2049	2,942,527	2,909,623
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	1,908,685	1,868,591
DBJPM Mortgage Trust Series 2020-C9 Class AM, 2.34% 8/15/2053	400,000	335,989
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	462,000	383,045
DC Commercial Mortgage Trust Series 2023-DC Class D, 7.3785% 9/12/2040 (c)(d)	730,000	740,152
DK Trust Series 2024-SPBX Class E, CME Term SOFR 1 month Index + 4%, 8.6093% 3/15/2034 (b)(c)(d)	2,250,000	2,255,766
DTP Coml Mtg Trust Series 2023-STE2 Class A, 6.038% 1/15/2041 (c)(d)	1,071,000	1,092,575
DTP Coml Mtg Trust Series 2023-STE2 Class B, 5.9822% 1/15/2041 (c)(d)	120,000	119,534
DTP Coml Mtg Trust Series 2023-STE2 Class C, 6.6891% 1/15/2041 (c)(d)	500,000	501,319
DTP Coml Mtg Trust Series 2023-STE2 Class D, 6.9552% 1/15/2041 (c)(d)	1,825,000	1,816,087
DTP Coml Mtg Trust Series 2023-STE2 Class E, 5.9685% 1/15/2041 (c)(d)	150,000	140,587
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	10,063,286	10,025,549
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.8447% 11/15/2038 (b)(c)(d)	2,034,632	2,023,187
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.3915% 11/15/2038 (b)(c)(d)	399,535	398,536
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.3394% 11/15/2038 (b)(c)(d)	1,997,675	1,946,272
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	391,000	394,059
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (c)(d)	330,000	331,369
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (c)(d)	100,000	100,684
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)	768,704	769,184
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 6.1035% 7/15/2038 (b)(c)(d)	7,474,250	7,481,257
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.4235% 7/15/2038 (b)(c)(d)	5,792,322	5,804,993
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.9735% 7/15/2038 (b)(c)(d)	1,546,274	1,550,623
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.4235% 7/15/2038 (b)(c)(d)	2,285,720	2,295,720
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K045 Class A2, 3.023% 1/25/2025	832,658	828,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K043 Class A2, 3.062% 12/25/2024	2,008,129	2,001,494
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	251,347	248,617
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	14,633,670	14,292,677
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	6,074,000	5,887,998
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	2,210,000	2,139,869
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	2,300,000	2,233,575
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	4,768,385	4,739,619
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K091 Class A2, 3.505% 3/25/2029	4,300,000	4,144,067
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	2,894,285	2,803,379
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K744 Class A2, 1.712% 7/25/2028	2,419,012	2,207,077
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	2,600,000	2,355,325
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	1,300,000	1,234,212
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	2,000,000	1,723,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	900,000	891,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	589,000	586,905
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-164 Class A2, 5% 5/25/2034	700,000	721,275
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	800,000	792,470
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K755 Class A2, 5.203% 2/25/2031	13,800,000	14,274,470
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.3827% 11/10/2039 (c)(d)	500,000	522,236
GS Mortgage Securities Trust Series 2015-GC30 Class A4, 3.382% 5/10/2050	4,725,000	4,685,304
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	184,774	176,576
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	1,181,983	1,160,628
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	1,650,000	1,584,514
GS Mortgage Securities Trust Series 2018-GS9 Class A4, 3.992% 3/10/2051	3,400,000	3,285,485
GS Mortgage Securities Trust Series 2019-GC38 Class D, 3% 2/10/2052 (c)	115,000	89,887
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.8253% 9/10/2052 (d)	509,000	423,383
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.3258% 12/13/2039 (c)(d)	1,055,000	898,941
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)	1,191,000	1,182,068
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.8745% 10/15/2036 (b)(c)(d)	184,000	181,379
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 6.2745% 10/15/2036 (b)(c)(d)	152,000	149,552
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.6814% 9/10/2038 (c)(d)	2,250,000	2,264,235
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.7226% 8/10/2041 (c)(d)	202,000	200,510
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.6729% 8/10/2041 (c)(d)	848,000	848,308
Hilton USA Trust Series 2016-HHV Class E, 4.3333% 11/5/2038 (c)(d)	1,000,000	958,098
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (c)(d)	3,204,000	3,039,569
Intown Mortgage Trust Series 2022-STAY Class A, CME Term SOFR 1 month Index + 2.4886%, 7.0976% 8/15/2039 (b)(c)(d)	3,384,000	3,396,682
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.6871% 2/15/2047 (d)	628,000	585,903
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.9236% 1/15/2048 (c)(d)	525,000	415,012
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	848,419	822,782
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	677,912	665,035
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (c)	385,000	359,811
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (c)	50,000	39,674
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (c)	76,000	56,208
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class C, 3.749% 6/5/2039 (c)(d)	630,000	564,398
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB Class E, 3.9089% 6/5/2039 (c)(d)	629,818	537,800
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.9904% 10/5/2039 (c)(d)	675,000	648,745
KNDR Trust Series 2021-KIND Class B, CME Term SOFR 1 month Index + 1.4645%, 6.0745% 8/15/2038 (b)(c)(d)	173,575	171,060
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 6.4745% 8/15/2038 (b)(c)(d)	128,941	127,185
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 7.0245% 8/15/2038 (b)(c)(d)	991,855	978,401
KSL Commercial Mortgage Trust Series 2023-HT Class A, CME Term SOFR 1 month Index + 2.2902%, 6.8995% 12/15/2036 (b)(c)(d)	4,678,490	4,679,951
KSL Commercial Mortgage Trust Series 2023-HT Class C, CME Term SOFR 1 month Index + 3.4385%, 8.0478% 12/15/2036 (b)(c)(d)	458,676	458,955
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 7.2503% 10/15/2041 (b)(c)(d)	950,000	950,000
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 8.2974% 6/15/2026 (b)(c)(d)	1,000,000	1,000,937
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 9.0463% 6/15/2026 (b)(c)(d)	355,000	355,021
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.9045% 5/15/2039 (b)(c)(d)	7,860,000	7,668,413
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.4032% 5/15/2039 (b)(c)(d)	1,986,000	1,893,680
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.7024% 5/15/2039 (b)(c)(d)	1,113,000	1,051,785
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 7.1512% 5/15/2039 (b)(c)(d)	1,354,000	1,251,172
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 3/15/2038 (b)(c)(d)	1,200,805	1,185,795
LIFE Mortgage Trust Series 2021-BMR Class B, CME Term SOFR 1 month Index + 0.9945%, 5.6035% 3/15/2038 (b)(c)(d)	289,494	285,694
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.8235% 3/15/2038 (b)(c)(d)	182,421	179,799
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 6.1235% 3/15/2038 (b)(c)(d)	253,803	249,520
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.4735% 3/15/2038 (b)(c)(d)	221,284	214,923
LV Trust Series 2024-SHOW Class C, 6.2763% 10/10/2041 (c)(d)	318,000	314,430
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (c)	300,000	302,642
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.3244% 4/15/2038 (b)(c)(d)	874,400	873,854
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.9244% 4/15/2038 (b)(c)(d)	800,000	792,880
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 7.1235% 5/15/2038 (b)(c)(d)	269,600	266,567
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.9245% 7/15/2038 (b)(c)(d)	1,577,000	1,569,115
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.4745% 7/15/2038 (b)(c)(d)	2,473,000	2,463,726
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 7.2199% 1/15/2027 (b)(c)(d)	911,614	904,207
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.8685% 1/15/2027 (b)(c)(d)	1,185,098	1,175,469
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.5668% 1/15/2027 (b)(c)(d)	1,041,063	1,029,145
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.9345% 5/15/2046 (c)(d)	204,000	176,956
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class ASB, 3.398% 7/15/2050	211,211	210,756
Morgan Stanley Capital I Trust Series 2012-C4 Class D, 5.3359% 3/15/2045 (c)(d)	109,521	102,124
Morgan Stanley Capital I Trust Series 2015-MS1 Class B, 4.1525% 5/15/2048 (d)	850,000	803,869
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1525% 5/15/2048 (d)	570,000	502,567
Morgan Stanley Capital I Trust Series 2015-UBS8 Class ASB, 3.626% 12/15/2048	1,672,947	1,664,212
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	2,090,000	2,005,401
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	1,500,000	1,457,990
Morgan Stanley Capital I Trust Series 2017-H1 Class AS, 3.773% 6/15/2050	1,200,000	1,142,992
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	250,000	234,356
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	1,017,356	901,283
Morgan Stanley Capital I Trust Series 2017-H1 Class D, 2.546% 6/15/2050 (c)	307,836	238,646
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	864,000	740,251
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	185,000	179,846
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	1,566,852	1,492,899
Morgan Stanley Capital I Trust Series 2020-HR8 Class AS, 2.298% 7/15/2053	112,000	93,093
Morgan Stanley Capital I Trust Series 2020-HR8 Class B, 2.704% 7/15/2053	270,000	223,815
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (c)	1,573,115	1,633,112
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 1.0718% 5/5/2029 (c)(d)(l)	15,959,843	549,418
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(d)	349,000	324,689
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.0785% 9/24/2057 (c)(d)	376,000	352,364
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 7.1101% 12/15/2056 (d)	64,000	70,037
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.2521% 12/15/2056 (d)	53,000	56,641
MSWF Commercial Mortgage Trust Series 2023-2 Class D, 4% 12/15/2056 (c)	24,000	18,947
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class AMZ1, 3.6167% 1/15/2037 (c)(d)	2,266,000	1,685,054
Nxpt Coml Mtg Tr Series 2024-STOR Class E, 6.9267% 11/5/2041 (c)(d)	905,000	883,294
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	2,545,630	2,569,484
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.4473% 10/15/2028 (b)(c)(d)	1,533,421	1,544,858
OPEN Trust Series 2023-AIR Class C, CME Term SOFR 1 month Index + 5.2359%, 9.8452% 10/15/2028 (b)(c)(d)	419,655	422,785
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.293% 10/15/2028 (b)(c)(d)	293,759	295,218
OPEN Trust Series 2023-AIR Class E, CME Term SOFR 1 month Index + 9.4295%, 14.0388% 10/15/2028 (b)(c)(d)	839,311	843,475
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 5.2085% 10/15/2036 (b)(c)(d)	2,538,190	2,525,499
OPG Trust Series 2021-PORT Class C, CME Term SOFR 1 month Index + 0.9465%, 5.5565% 10/15/2036 (b)(c)(d)	3,120,000	3,096,600
OPG Trust Series 2021-PORT Class F, CME Term SOFR 1 month Index + 2.0625%, 6.6725% 10/15/2036 (b)(c)(d)	390,000	387,075
OPG Trust Series 2021-PORT Class G, CME Term SOFR 1 month Index + 2.5125%, 7.1225% 10/15/2036 (b)(c)(d)	975,000	967,688
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (c)	510,000	409,683
Rocc 2024-Cntr E Series 2024-CNTR Class E, 8.8191% 11/13/2041 (c)	1,772,000	1,851,712
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.8885% 11/15/2034 (b)(c)(d)	536,000	534,635
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.887% 11/15/2034 (b)(c)(d)	447,000	445,859
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 8.2093% 10/15/2041 (b)(c)(d)	452,000	455,955
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 9.0593% 10/15/2041 (b)(c)(d)	237,000	238,779
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.6093% 2/15/2039 (b)(c)(d)	501,000	492,326
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 7.2593% 2/15/2039 (b)(c)(d)	261,000	255,834
SREIT Trust Series 2021-FLWR Class E, CME Term SOFR 1 month Index + 2.0385%, 6.6475% 7/15/2036 (b)(c)(d)	1,000,000	994,375
SREIT Trust Series 2021-FLWR Class F, CME Term SOFR 1 month Index + 2.787%, 7.396% 7/15/2036 (b)(c)(d)	500,000	496,875
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.9893% 10/15/2038 (b)(c)(d)	744,000	730,124
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	18,696,144	18,682,317
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.8036% 11/15/2038 (b)(c)(d)	7,590,793	7,567,072
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 6.0528% 11/15/2038 (b)(c)(d)	649,710	647,307
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.302% 11/15/2038 (b)(c)(d)	3,445,664	3,437,049
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.6976% 11/15/2038 (b)(c)(d)	2,200,785	2,165,535
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 8.275% 11/15/2036 (b)(c)(d)	1,523,000	1,488,970
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.924% 11/15/2036 (b)(c)(d)	252,000	245,703
TYSN Mortgage Trust Series 2023-CRNR Class A, 6.7991% 12/10/2033 (c)(d)	500,000	524,334
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	2,039,994	2,000,444
VASA Trust Series 2021-VASA Class B, CME Term SOFR 1 month Index + 1.3645%, 5.9745% 7/15/2039 (b)(c)(d)	500,000	439,750
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (c)	1,569,000	1,275,112
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (c)	80,000	63,762
Wells Fargo Commercial Mortgage Trust 2024-5c2 Series 2024-5C2 Class C, 6.3337% 11/15/2057 (d)	166,000	168,394
Wells Fargo Commercial Mortgage Trust Series 2015-C26 Class A4, 3.166% 2/15/2048	221,590	220,779
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class A4, 3.637% 6/15/2048	4,220,000	4,185,843
Wells Fargo Commercial Mortgage Trust Series 2015-C29 Class ASB, 3.4% 6/15/2048	161,423	161,069
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB, 2.514% 8/15/2049	3,401,826	3,354,652
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	775,000	643,640
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.775% 7/15/2048 (b)(c)(d)	4,000,000	4,000,556
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	3,028,194	2,948,659
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class ASB, 2.825% 10/15/2049	1,013,048	999,722
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A3, 3.374% 12/15/2059	2,133,546	2,080,010
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class ASB, 3.486% 12/15/2059	3,167,489	3,141,570
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.5389% 11/15/2049 (d)	560,000	519,888
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	882,140	867,974
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	959,102	944,231
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class C, 4.866% 3/15/2052 (d)	100,000	92,596
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5, 3.729% 5/15/2052	5,000,000	4,733,080
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	178,709	172,821
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	800,000	758,377
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class D, 2.5% 8/15/2054 (c)	250,000	177,298
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.9245% 5/15/2031 (b)(c)(d)	1,021,000	1,002,464
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.6145%, 7.2245% 2/15/2040 (b)(c)(d)	600,000	592,628
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (c)(d)	270,000	270,507
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.6% 8/15/2041 (b)(c)(d)	1,100,000	1,101,856
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.3004% 8/15/2041 (b)(c)(d)	2,700,000	2,704,639
WFCM Series 2022-C62 Class B, 4.4965% 4/15/2055 (d)	886,000	786,270
TOTAL UNITED STATES		618,715,324
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $615,977,735)		618,715,324

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Joann Inc (h)	68,801	128,658
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc (h)(m)	3,883	333,473
New Fortress Energy Inc (n)	59,584	635,762
		969,235
Financials - 0.0%
Banks - 0.0%
First Republic Bank/CA (m)(o)	3,000	14
Financial Services - 0.0%
Carnelian Point Holdings LP warrants (h)(m)	350	1,022
TOTAL FINANCIALS		1,036

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Cano Health LLC (h)	35,749	436,853
Cano Health LLC warrants (h)(m)	1,756	6,901
		443,754
TOTAL UNITED STATES		1,542,683
TOTAL COMMON STOCKS (Cost $1,553,150)		1,542,683

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	996,140	1,106,961
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rivian Automotive Inc 3.625% 10/15/2030	1,972,000	1,716,971
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments Inc 1.25% 6/1/2030 (c)	552,000	562,416
Wolfspeed Inc 1.875% 12/1/2029	2,149,000	928,368
		1,490,784
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	438,000	380,499
Redfin Corp 0.5% 4/1/2027	2,103,000	1,568,417
		1,948,916
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027 (c)	400,000	449,715
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 11/15/2025 (c)(p)(q)	236,000	220,896
NextEra Energy Partners LP 2.5% 6/15/2026 (c)	1,114,000	1,040,285
		1,261,181
TOTAL UTILITIES		1,710,896

TOTAL UNITED STATES		7,974,528
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $7,955,857)		7,974,528

Foreign Government and Government Agency Obligations - 1.1%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (c)		1,235,000	1,170,941
Angola Republic 8.75% 4/14/2032 (c)		500,000	447,500
Angola Republic 9.375% 5/8/2048 (c)		838,000	700,258
Angola Republic 9.5% 11/12/2025 (c)		230,000	231,868
TOTAL ANGOLA			2,550,567
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (f)		9,411,445	6,940,941
Argentine Republic 1% 7/9/2029		919,826	714,015
Argentine Republic 3.5% 7/9/2041 (f)		1,284,000	763,582
Argentine Republic 4.125% 7/9/2035 (f)		6,931,239	4,377,077
Argentine Republic 5% 1/9/2038 (f)		1,953,000	1,315,834
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025 (q)		633,100	421,125
Provincia de Cordoba 6.875% 12/10/2025 (c)(f)		170,003	167,241
Provincia de Cordoba 6.99% 6/1/2027 (c)(f)		510,000	475,361
TOTAL ARGENTINA			15,175,176
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (c)		824,000	685,725
BAHAMAS (NASSAU) - 0.0%
Commonwealth of the Bahamas 6% 11/21/2028 (c)		838,000	801,245
BAHRAIN - 0.0%
Bahrain Government International Bond 5.625% 5/18/2034 (c)		515,000	474,444
Bahrain Government International Bond 7.5% 2/12/2036 (c)		400,000	417,500
TOTAL BAHRAIN			891,944
BARBADOS - 0.0%
Barbados Government 6.5% 10/1/2029 (c)		805,000	779,739
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (c)		960,000	932,400
BERMUDA - 0.0%
Bermuda Government International Bond 2.375% 8/20/2030 (c)		1,025,000	874,133
Bermuda Government International Bond 4.75% 2/15/2029 (c)		475,000	465,149
Bermuda Government International Bond 5% 7/15/2032 (c)		146,000	142,212
TOTAL BERMUDA			1,481,494
BRAZIL - 0.0%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		1,088,000	985,772
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		400,000	395,571
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		900,000	955,575
Brazil Notas do Tesouro Nacional Serie B 7.125% 5/13/2054		950,000	943,436
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		844,000	969,756
TOTAL BRAZIL			4,250,110
CANADA - 0.0%
Canadian Government 2.75% 6/1/2033	CAD	3,000,000	2,083,276
Canadian Government 3% 6/1/2034	CAD	465,000	330,240
TOTAL CANADA			2,413,516
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		2,104,000	1,836,792
Chilean Republic 2.75% 1/31/2027		430,000	411,295
Chilean Republic 3.1% 1/22/2061		1,325,000	841,375
Chilean Republic 3.5% 1/31/2034		231,000	205,359
Chilean Republic 4% 1/31/2052		475,000	376,675
Chilean Republic 4.34% 3/7/2042		350,000	309,096
Chilean Republic 5.33% 1/5/2054		400,000	391,000
TOTAL CHILE			4,371,592
COLOMBIA - 0.1%
Colombian Republic 3% 1/30/2030		1,542,000	1,294,509
Colombian Republic 3.125% 4/15/2031		531,000	428,783
Colombian Republic 3.25% 4/22/2032		488,000	382,104
Colombian Republic 5% 6/15/2045		2,525,000	1,773,106
Colombian Republic 5.2% 5/15/2049		740,000	518,370
Colombian Republic 7.375% 9/18/2037		105,000	102,742
Colombian Republic 7.5% 2/2/2034		270,000	270,809
Colombian Republic 8% 11/14/2035		2,195,000	2,265,240
Colombian Republic 8% 4/20/2033		340,000	355,130
Colombian Republic 8.75% 11/14/2053		2,825,000	2,962,013
TOTAL COLOMBIA			10,352,806
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (c)		825,000	752,039
Costa Rica Government International Bond 7.3% 11/13/2054 (c)		300,000	318,563
TOTAL COSTA RICA			1,070,602
COTE D'IVOIRE - 0.0%
Ivory Coast Government Bond 6.125% 6/15/2033 (c)		500,000	453,750
Ivory Coast Government Bond 6.375% 3/3/2028 (c)		1,624,000	1,616,270
Ivory Coast Government Bond 8.25% 1/30/2037 (c)		850,000	845,750
TOTAL COTE D'IVOIRE			2,915,770
DOMINICAN REPUBLIC - 0.2%
Dominican Republic International Bond 4.5% 1/30/2030 (c)		1,341,000	1,247,975
Dominican Republic International Bond 4.875% 9/23/2032 (c)		1,693,000	1,553,328
Dominican Republic International Bond 5.3% 1/21/2041 (c)		350,000	309,313
Dominican Republic International Bond 5.95% 1/25/2027 (c)		3,200,000	3,193,600
Dominican Republic International Bond 6% 7/19/2028 (c)		2,781,000	2,782,446
Dominican Republic International Bond 6.5% 2/15/2048 (c)		1,000	991
Dominican Republic International Bond 6.6% 6/1/2036 (c)		205,000	209,100
Dominican Republic International Bond 6.85% 1/27/2045 (c)		249,000	255,138
Dominican Republic International Bond 6.875% 1/29/2026 (c)		756,000	762,804
Dominican Republic International Bond 7.05% 2/3/2031 (c)		612,000	636,706
Dominican Republic International Bond 7.45% 4/30/2044 (c)		342,000	373,166
TOTAL DOMINICAN REPUBLIC			11,324,567
ECUADOR - 0.0%
Republic of Ecuador 5.5% 7/31/2035 (c)(f)		1,278,000	706,494
Republic of Ecuador 6.9% 7/31/2030 (c)(f)		1,044,000	706,005
TOTAL ECUADOR			1,412,499
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (c)		425,000	423,805
Arab Republic of Egypt 7.5% 2/16/2061 (c)		1,590,000	1,140,825
Arab Republic of Egypt 7.6003% 3/1/2029 (c)		1,135,000	1,100,087
Arab Republic of Egypt 7.625% 5/29/2032 (c)		235,000	210,324
Arab Republic of Egypt 7.903% 2/21/2048 (c)		969,000	736,440
Arab Republic of Egypt 8.5% 1/31/2047 (c)		650,000	523,049
Arab Republic of Egypt 8.7002% 3/1/2049 (c)		380,000	309,343
TOTAL EGYPT			4,443,873
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (c)		265,000	3,974
El Salvador Republic 7.1246% 1/20/2050 (c)		475,000	399,475
El Salvador Republic 7.65% 6/15/2035 (c)		249,000	235,430
El Salvador Republic 9.25% 4/17/2030 (c)		555,000	581,362
El Salvador Republic 9.65% 11/21/2054 (c)		205,000	215,660
TOTAL EL SALVADOR			1,435,901
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (c)		465,000	360,375
Gabonese Republic 7% 11/24/2031 (c)		708,000	552,019
TOTAL GABON			912,394
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (c)		735,000	693,656
GERMANY - 0.0%
German Federal Republic 2.5% 7/4/2044 (r)	EUR	2,570,000	2,792,027
German Federal Republic 2.6% 5/15/2041 (r)	EUR	660,000	722,672
German Federal Republic 2.6% 8/15/2033 (r)	EUR	1,260,000	1,390,358
German Federal Republic 3.25% 7/4/2042 (r)	EUR	1,800,000	2,154,044
TOTAL GERMANY			7,059,101
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (c)(q)		39,128	30,813
Ghana Republic 0% 7/3/2026 (c)(q)		36,000	33,615
Ghana Republic 5% 7/3/2029 (c)(f)		520,250	455,869
Ghana Republic 5% 7/3/2035 (c)(f)		431,500	306,365
TOTAL GHANA			826,662
GUATEMALA - 0.0%
Guatemala Government Bond 4.875% 2/13/2028 (c)		102,000	98,494
Guatemala Government Bond 4.9% 6/1/2030 (c)		154,000	146,781
Guatemala Government Bond 5.375% 4/24/2032 (c)		755,000	725,980
Guatemala Government Bond 6.125% 6/1/2050 (c)		42,000	38,521
Guatemala Government Bond 6.6% 6/13/2036 (c)		726,000	735,983
TOTAL GUATEMALA			1,745,759
HUNGARY - 0.0%
Hungary Government 2.125% 9/22/2031 (c)		1,200,000	961,200
Hungary Government 3.125% 9/21/2051 (c)		710,000	439,313
Hungary Government 5.25% 6/16/2029 (c)		350,000	346,325
Hungary Government 5.5% 6/16/2034 (c)		430,000	418,713
Hungary Government 6.125% 5/22/2028 (c)		132,000	135,314
Hungary Government 6.75% 9/25/2052 (c)		70,000	73,762
TOTAL HUNGARY			2,374,627
INDONESIA - 0.2%
Indonesia Government 3.5% 2/14/2050		795,000	596,250
Indonesia Government 3.85% 10/15/2030		360,000	340,200
Indonesia Government 4.1% 4/24/2028		753,000	736,058
Indonesia Government 4.2% 10/15/2050		8,500,000	7,161,250
Indonesia Government 4.35% 1/11/2048		200,000	174,750
Indonesia Government 5.125% 1/15/2045 (c)		1,500,000	1,466,310
Indonesia Government 5.25% 1/17/2042 (c)		564,000	559,065
Indonesia Government 5.95% 1/8/2046 (c)		325,000	346,531
Indonesia Government 6.75% 1/15/2044 (c)		400,000	466,000
Indonesia Government 7.75% 1/17/2038 (c)		1,395,000	1,724,569
Indonesia Government 8.5% 10/12/2035 (c)		1,945,000	2,470,150
TOTAL INDONESIA			16,041,133
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		840,000	565,580
Israel Government 5.75% 3/12/2054		436,000	417,105
TOTAL ISRAEL			982,685
JAMAICA - 0.0%
Jamaican Government 6.75% 4/28/2028		300,000	310,500
Jamaican Government 7.875% 7/28/2045		373,000	440,140
TOTAL JAMAICA			750,640
JAPAN - 0.0%
Japan Government 0.005% 2/1/2025	JPY	307,000,000	2,051,441
Japan Government 0.9% 9/20/2034	JPY	134,500,000	886,469
TOTAL JAPAN			2,937,910
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (c)		186,000	172,805
Jordan Government 7.5% 1/13/2029 (c)		850,000	867,493
TOTAL JORDAN			1,040,298
KENYA - 0.0%
Republic of Kenya Government International Bond 6.3% 1/23/2034 (c)		193,000	155,244
Republic of Kenya Government International Bond 7.25% 2/28/2028 (c)		485,000	467,268
Republic of Kenya Government International Bond 9.75% 2/16/2031 (c)		500,000	500,001
TOTAL KENYA			1,122,513
LEBANON - 0.0%
Lebanon Republic 6.375% (i)		350,000	32,375
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		202,000	168,418
United Mexican States 3.25% 4/16/2030		2,250,000	2,006,016
United Mexican States 3.5% 2/12/2034		795,000	653,888
United Mexican States 3.75% 1/11/2028		1,138,000	1,093,547
United Mexican States 3.75% 4/19/2071		1,050,000	625,078
United Mexican States 3.771% 5/24/2061		280,000	171,850
United Mexican States 4.5% 4/22/2029		2,000	1,934
United Mexican States 4.875% 5/19/2033		200,000	184,875
United Mexican States 5.75% 10/12/2110		650,000	526,297
United Mexican States 6% 5/7/2036		653,000	638,103
United Mexican States 6.05% 1/11/2040		1,101,000	1,063,841
United Mexican States 6.338% 5/4/2053		846,000	791,803
United Mexican States 6.35% 2/9/2035		538,000	543,212
TOTAL MEXICO			8,468,862
MONGOLIA - 0.0%
Mongolia Government 7.875% 6/5/2029 (c)		200,000	209,250
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (c)		930,000	965,163
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (c)		801,000	838,799
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (c)		1,561,000	1,419,308
Republic of Nigeria 6.5% 11/28/2027 (c)		530,000	503,171
Republic of Nigeria 7.143% 2/23/2030 (c)		413,000	373,765
Republic of Nigeria 7.625% 11/21/2025 (c)		405,000	402,975
Republic of Nigeria 7.696% 2/23/2038 (c)		535,000	433,939
Republic of Nigeria 7.875% 2/16/2032 (c)		850,000	766,326
TOTAL NIGERIA			3,899,484
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (c)		1,765,000	1,778,238
Oman Sultanate 6% 8/1/2029 (c)		550,000	563,008
Oman Sultanate 6.25% 1/25/2031 (c)		725,000	755,813
Oman Sultanate 6.5% 3/8/2047 (c)		550,000	561,857
Oman Sultanate 6.75% 1/17/2048 (c)		1,105,000	1,153,819
Oman Sultanate 7% 1/25/2051 (c)		35,000	37,724
TOTAL OMAN			4,850,459
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (c)		665,000	622,191
Islamic Republic of Pakistan 6.875% 12/5/2027 (c)		400,000	358,499
Islamic Republic of Pakistan 7.375% 4/8/2031 (c)		1,349,000	1,127,680
TOTAL PAKISTAN			2,108,370
PANAMA - 0.0%
Panamanian Republic 2.252% 9/29/2032		1,875,000	1,382,813
Panamanian Republic 3.298% 1/19/2033		425,000	338,088
Panamanian Republic 3.87% 7/23/2060		435,000	249,416
Panamanian Republic 4.5% 4/16/2050		1,230,000	827,396
Panamanian Republic 4.5% 5/15/2047		350,000	243,425
Panamanian Republic 6.4% 2/14/2035		716,000	688,792
Panamanian Republic 6.853% 3/28/2054		200,000	184,099
Panamanian Republic 7.875% 3/1/2057		400,000	417,000
Panamanian Republic 8% 3/1/2038		200,000	211,700
TOTAL PANAMA			4,542,729
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (c)		1,050,000	875,109
Republic of Paraguay 4.95% 4/28/2031 (c)		679,000	659,267
Republic of Paraguay 6% 2/9/2036 (c)		230,000	236,210
TOTAL PARAGUAY			1,770,586
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		625,000	544,727
Peruvian Republic 3% 1/15/2034		475,000	394,695
Peruvian Republic 3.3% 3/11/2041		986,000	749,052
TOTAL PERU			1,688,474
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		471,000	312,626
Philippine Republic 2.95% 5/5/2045		350,000	246,313
Philippine Republic 3.556% 9/29/2032		200,000	181,374
Philippine Republic 5% 7/17/2033		400,000	399,000
Philippine Republic 5.5% 1/17/2048		500,000	509,375
Philippine Republic 5.6% 5/14/2049		520,000	534,950
Philippine Republic 5.95% 10/13/2047		450,000	485,438
TOTAL PHILIPPINES			2,669,076
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (c)		700,000	697,243
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (c)		400,000	418,008
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (c)		655,000	666,626
Republic of Poland 5.5% 3/18/2054		280,000	270,519
Republic of Poland 5.5% 4/4/2053		836,000	811,748
Republic of Poland 5.75% 11/16/2032		235,000	244,531
TOTAL POLAND			3,108,675
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (c)		850,000	753,049
State of Qatar 4.625% 6/2/2046 (c)		1,935,000	1,793,513
State of Qatar 4.817% 3/14/2049 (c)		750,000	707,108
State of Qatar 5.103% 4/23/2048 (c)		1,355,000	1,327,900
State of Qatar 9.75% 6/15/2030 (c)		461,000	578,697
TOTAL QATAR			5,160,267
ROMANIA - 0.0%
Romanian Republic 3% 2/14/2031 (c)		1,410,000	1,167,212
Romanian Republic 3% 2/27/2027 (c)		528,000	499,125
Romanian Republic 3.625% 3/27/2032 (c)		300,000	250,875
Romanian Republic 4% 2/14/2051 (c)		575,000	381,277
Romanian Republic 6.625% 2/17/2028 (c)		568,000	577,656
Romanian Republic 7.125% 1/17/2033 (c)		309,000	320,105
TOTAL ROMANIA			3,196,250
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (c)		832,000	706,420
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (c)		713,000	583,323
Kingdom of Saudi Arabia 3.25% 10/22/2030 (c)		2,500,000	2,294,531
Kingdom of Saudi Arabia 3.45% 2/2/2061 (c)		1,300,000	849,063
Kingdom of Saudi Arabia 3.625% 3/4/2028 (c)		453,000	437,570
Kingdom of Saudi Arabia 3.75% 1/21/2055 (c)		915,000	650,794
Kingdom of Saudi Arabia 4.5% 10/26/2046 (c)		1,465,000	1,245,250
Kingdom of Saudi Arabia 4.5% 4/22/2060 (c)		1,530,000	1,234,997
Kingdom of Saudi Arabia 4.625% 10/4/2047 (c)		840,000	723,188
Kingdom of Saudi Arabia 5% 1/18/2053 (c)		320,000	286,099
Kingdom of Saudi Arabia 5.75% 1/16/2054 (c)		300,000	295,781
TOTAL SAUDI ARABIA			8,600,596
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (c)		640,000	537,600
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (c)		1,283,000	1,057,269
Republic of Serbia 6% 6/12/2034 (c)		495,000	494,847
Republic of Serbia 6.5% 9/26/2033 (c)		663,000	690,972
TOTAL SERBIA			2,243,088
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		471,000	462,169
South African Republic 4.85% 9/30/2029		650,000	615,225
South African Republic 5% 10/12/2046		455,000	331,581
South African Republic 5.65% 9/27/2047		460,000	362,250
South African Republic 5.75% 9/30/2049		570,000	448,163
South African Republic 5.875% 4/20/2032		609,000	584,640
South African Republic 7.1% 11/19/2036 (c)		855,000	863,165
TOTAL SOUTH AFRICA			3,667,193
SRI LANKA - 0.0%
Sri Lanka Government International Bond 6.2% (c)(i)		60,000	39,975
Sri Lanka Government International Bond 6.825% (c)(i)		430,000	288,100
Sri Lanka Government International Bond 6.85% (c)(i)		825,000	562,031
Sri Lanka Government International Bond 7.55% (c)(i)		20,000	13,450
Sri Lanka Government International Bond 7.85% (c)(i)		650,000	439,563
TOTAL SRI LANKA			1,343,119
TAJIKISTAN - 0.0%
Republic of Tajikistan International Bond 7.125% 9/14/2027 (c)		685,000	669,588
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		1,564,000	1,547,187
Turkish Republic 4.75% 1/26/2026		808,000	807,144
Turkish Republic 4.875% 10/9/2026		2,100,000	2,088,576
Turkish Republic 4.875% 4/16/2043		1,685,000	1,225,838
Turkish Republic 5.125% 2/17/2028		735,000	721,219
Turkish Republic 5.75% 5/11/2047		860,000	670,267
Turkish Republic 5.875% 6/26/2031		650,000	621,156
Turkish Republic 6% 1/14/2041		1,085,000	924,284
Turkish Republic 6% 3/25/2027		132,000	133,756
Turkish Republic 6.625% 2/17/2045		452,000	397,053
Turkish Republic 7.125% 7/17/2032		464,000	469,304
Turkish Republic 7.625% 5/15/2034		535,000	557,069
Turkish Republic 9.125% 7/13/2030		555,000	622,988
Turkish Republic 9.375% 1/19/2033		600,000	690,188
Turkish Republic 9.375% 3/14/2029		1,729,000	1,934,859
Turkish Republic 9.875% 1/15/2028		826,000	923,829
TOTAL TURKEY			14,334,717
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (c)(f)		100,922	51,217
Ukraine Government 0% 2/1/2034 (c)(f)		377,138	148,970
Ukraine Government 0% 2/1/2035 (c)(f)		1,000,711	583,415
Ukraine Government 0% 2/1/2036 (c)(f)		340,591	197,543
Ukraine Government 0% 8/1/2041 (c)(d)		100,000	75,250
Ukraine Government 1.75% 2/1/2029 (c)(f)		942,480	602,245
Ukraine Government 1.75% 2/1/2034 (c)(f)		1,874,660	979,791
Ukraine Government 1.75% 2/1/2035 (c)(f)		463,440	237,281
Ukraine Government 1.75% 2/1/2036 (c)(f)		155,020	77,975
TOTAL UKRAINE			2,953,687
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (c)		1,240,000	842,580
Emirate of Abu Dhabi 3.125% 9/30/2049 (c)		2,045,000	1,430,232
Emirate of Abu Dhabi 3.875% 4/16/2050 (c)		1,169,000	935,562
Emirate of Abu Dhabi 5.5% 4/30/2054 (c)		415,000	424,338
Emirate of Dubai 3.9% 9/9/2050 (r)		1,820,000	1,328,600
Emirate of Dubai 5.25% 1/30/2043 (r)		200,000	192,625
TOTAL UNITED ARAB EMIRATES			5,153,937
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		825,000	793,031
Uruguay Republic 5.75% 10/28/2034		370,000	388,153
TOTAL URUGUAY			1,181,184
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (c)		300,000	253,602
Republic of Uzbekistan 3.9% 10/19/2031 (c)		281,000	235,073
TOTAL UZBEKISTAN			488,675
VENEZUELA - 0.0%
Venezuela Republic 9.25% (i)		1,720,000	247,680
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (c)		800,000	454,250
Republic of Zambia 8.97% (c)(h)(i)		65,000	49,341
TOTAL ZAMBIA			503,591
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $184,859,112)			189,916,798

Non-Convertible Corporate Bonds - 28.5%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)		297,000	276,356
Westpac Banking Corp 4.11% 7/24/2034 (d)		405,000	385,596
			661,952
Financial Services - 0.0%
Leighton Fin USA Pty Ltd 1.5% 5/28/2029 (r)	EUR	1,095,000	1,045,118
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (d)(r)	GBP	415,000	471,506
TOTAL FINANCIALS			2,178,576

Materials - 0.0%
Chemicals - 0.0%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (c)		935,000	867,567
Metals & Mining - 0.0%
FMG Resources August 2006 Pty Ltd 5.875% 4/15/2030 (c)		1,123,000	1,116,016
Mineral Resources Ltd 8% 11/1/2027 (c)		754,000	768,503
Mineral Resources Ltd 8.5% 5/1/2030 (c)		1,866,000	1,906,852
Mineral Resources Ltd 9.25% 10/1/2028 (c)		333,000	348,792
			4,140,163
TOTAL MATERIALS			5,007,730

TOTAL AUSTRALIA			7,186,306
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (c)		1,830,000	1,856,389
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (r)		200,000	208,536

TOTAL AZERBAIJAN			2,064,925
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (c)		1,100,000	1,138,159
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (c)		1,630,000	1,601,422
BELGIUM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (c)		1,000,000	971,780
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039		377,000	391,182
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049		2,806,000	2,927,529
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059		16,816,000	18,177,005
			21,495,716
Financials - 0.0%
Banks - 0.0%
KBC Group NV 6.324% 9/21/2034 (c)(d)		1,675,000	1,776,970
TOTAL BELGIUM			24,244,466
BRAZIL - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 6% 11/25/2029 (c)		905,000	909,073
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 8.875% 9/13/2033 (c)		300,000	316,558
NBM US Holdings Inc 6.625% 8/6/2029 (c)		510,000	513,188
			829,746
Food Products - 0.0%
Adecoagro SA 6% 9/21/2027 (c)		155,000	153,450
Marb Bondco PLC 3.95% 1/29/2031 (c)		615,000	530,056
			683,506
Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (c)		1,120,487	1,049,616
Yinson Boronia Production BV 8.947% 7/31/2042 (c)		1,134,000	1,206,333
			2,255,949
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (c)		1,122,954	928,121
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (c)		300,000	299,156
			1,227,277
TOTAL ENERGY			3,483,226

Financials - 0.0%
Financial Services - 0.0%
Azul Secured Finance II LLP ICE IBA - ICE TERM SOFR REFERENCE RATES 3M + 8.25%, 12.8203% 1/28/2025 pay-in-kind (b)(c)(d)		73,331	74,064
Cosan Luxembourg SA 7.25% 6/27/2031 (c)		948,000	963,263
Raizen Fuels Finance SA 5.7% 1/17/2035 (c)		515,000	495,605
Raizen Fuels Finance SA 6.95% 3/5/2054 (c)		480,000	493,248
			2,026,180
Industrials - 0.0%
Aerospace & Defense - 0.0%
Embraer Netherlands Finance BV 5.4% 2/1/2027		315,000	317,363
Embraer Netherlands Finance BV 6.95% 1/17/2028 (c)		595,000	617,870
Embraer Netherlands Finance BV 7% 7/28/2030 (c)		740,000	782,661
			1,717,894
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 5/28/2029 (c)		621,207	394,466
Azul Secured Finance LLP 11.93% 8/28/2028 (c)		308,947	312,905
			707,371
TOTAL INDUSTRIALS			2,425,265

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (c)		558,000	410,653
Braskem Netherlands Finance BV 7.25% 2/13/2033 (c)		870,000	839,822
Braskem Netherlands Finance BV 8% 10/15/2034 (c)		104,000	103,968
Braskem Netherlands Finance BV 8.5% 1/12/2031 (c)		759,000	788,174
			2,142,617
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (c)		553,000	533,645
CSN Resources SA 5.875% 4/8/2032 (c)		820,000	691,875
CSN Resources SA 8.875% 12/5/2030 (c)		200,000	204,376
ERO Copper Corp 6.5% 2/15/2030 (c)		2,310,000	2,272,463
Nexa Resources SA 6.5% 1/18/2028 (c)		324,000	330,581
Nexa Resources SA 6.75% 4/9/2034 (c)		400,000	413,000
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(d)		3,120,472	3,033,099
Vale Overseas Ltd 6.4% 6/28/2054		708,000	715,469
			8,194,508
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (c)		340,000	346,867
Suzano Austria GmbH 3.75% 1/15/2031		314,000	282,013
Suzano Austria GmbH 5% 1/15/2030		745,000	727,603
			1,356,483
TOTAL MATERIALS			11,693,608

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (c)		486,000	516,070
TOTAL BRAZIL			22,566,674
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 5% 10/14/2026 (c)		830,000	802,593
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7% 10/20/2025 (c)		1,246,000	1,255,868
Golar LNG Ltd 7.75% 9/19/2029 (c)(r)		1,200,000	1,190,796

TOTAL CAMEROON			2,446,664
CANADA - 0.4%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (c)		22,000	20,936
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)		1,878,000	1,705,494
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (c)		1,489,000	1,436,581
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)		1,201,000	1,201,744
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)		1,280,000	1,301,151
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)		15,000	15,469
			5,681,375
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 10.75% 6/30/2032 (c)		330,000	301,272
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)		759,000	735,209
			1,036,481
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (c)		773,000	770,168
Canadian Natural Resources Ltd 2.05% 7/15/2025		5,600,000	5,502,559
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,800,000	2,742,369
Canadian Natural Resources Ltd 5.85% 2/1/2035		1,246,000	1,283,656
Canadian Natural Resources Ltd 6.25% 3/15/2038		800,000	842,011
Cenovus Energy Inc 2.65% 1/15/2032		2,134,000	1,814,981
Cenovus Energy Inc 3.75% 2/15/2052		210,000	154,123
Cenovus Energy Inc 5.25% 6/15/2037		1,485,000	1,436,605
Cenovus Energy Inc 5.4% 6/15/2047		168,000	157,985
Cenovus Energy Inc 6.75% 11/15/2039		257,000	284,958
Parkland Corp 4.5% 10/1/2029 (c)		569,000	531,887
Parkland Corp 4.625% 5/1/2030 (c)		2,183,000	2,032,982
Parkland Corp 6.625% 8/15/2032 (c)		1,061,000	1,067,553
			18,621,837
Financials - 0.0%
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (c)		300,000	295,800
Health Care - 0.0%
Pharmaceuticals - 0.0%
1375209 Bc Ltd 9% 1/30/2028 (c)		1,213,000	1,212,332
Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 7% 6/1/2032 (c)		561,000	572,459
Bombardier Inc 7.25% 7/1/2031 (c)		1,161,000	1,199,203
Bombardier Inc 7.875% 4/15/2027 (c)		1,060,000	1,062,827
Bombardier Inc 8.75% 11/15/2030 (c)		1,175,000	1,271,745
			4,106,234
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (c)		420,000	427,927
Garda World Security Corp 8.375% 11/15/2032 (c)		1,283,000	1,316,311
Wrangler Holdco Corp 6.625% 4/1/2032 (c)		1,909,000	1,966,515
			3,710,753
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (c)		1,213,000	1,183,392
Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (c)		1,250,000	1,140,235
Open Text Corp 3.875% 2/15/2028 (c)		215,000	202,936
Open Text Holdings Inc 4.125% 12/1/2031 (c)		1,732,000	1,550,919
Open Text Holdings Inc 4.125% 2/15/2030 (c)		1,159,000	1,068,021
			3,962,111
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027		2,577,000	2,531,220
Methanex Corp 5.25% 12/15/2029		918,000	897,219
Methanex Corp 5.65% 12/1/2044		1,932,000	1,724,396
NOVA Chemicals Corp 4.25% 5/15/2029 (c)		200,000	185,322
NOVA Chemicals Corp 5.25% 6/1/2027 (c)		2,090,000	2,053,437
NOVA Chemicals Corp 7% 12/1/2031 (c)		780,000	797,104
NOVA Chemicals Corp 8.5% 11/15/2028 (c)		1,074,000	1,144,718
NOVA Chemicals Corp 9% 2/15/2030 (c)		265,000	286,719
			9,620,135
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (c)		696,000	685,919
TOTAL MATERIALS			10,306,054

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 3.55% 6/15/2026		57,000	55,851
TOTAL CANADA			50,172,220
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (c)		685,000	654,175
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 5.125% 1/15/2028 (c)		775,000	727,531
TOTAL COMMUNICATION SERVICES			1,381,706

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)		281,000	282,528
Empresa Nacional del Petroleo 6.15% 5/10/2033 (c)		569,000	577,713
			860,241
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par 4.05% 4/27/2026 (c)		1,565,000	1,509,123
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (c)		1,571,000	1,332,899
Corp Nacional del Cobre de Chile 3% 9/30/2029 (c)		254,000	228,441
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (c)		381,000	341,948
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (c)		1,142,000	800,828
Corp Nacional del Cobre de Chile 4.5% 8/1/2047 (c)		80,000	63,840
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (c)		400,000	387,000
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (c)		800,000	811,500
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (c)		700,000	703,199
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (c)		200,000	207,438
			4,877,093
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/2031 (c)		594,000	510,656
TOTAL MATERIALS			5,387,749

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (c)		400,000	395,624
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (c)		482,500	492,300
			887,924
TOTAL CHILE			10,026,743
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 2.375% 10/9/2030		744,000	653,723
Tencent Holdings Ltd 1.81% 1/26/2026 (c)		350,000	338,359
Tencent Holdings Ltd 2.39% 6/3/2030 (c)		800,000	706,824
			1,698,906
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031		200,000	171,552
JD.com Inc 3.375% 1/14/2030		355,000	332,195
Prosus NV 3.061% 7/13/2031 (c)		590,000	503,530
Prosus NV 3.68% 1/21/2030 (c)		1,014,000	924,322
Prosus NV 4.027% 8/3/2050 (c)		734,000	506,460
Prosus NV 4.193% 1/19/2032 (c)		600,000	543,750
			2,981,809
Hotels, Restaurants & Leisure - 0.0%
Meituan 2.125% 10/28/2025 (c)		400,000	389,848
Meituan 3.05% 10/28/2030 (c)		800,000	715,912
Meituan 4.625% 10/2/2029 (c)		590,000	578,394
			1,684,154
TOTAL CONSUMER DISCRETIONARY			4,665,963

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd 3.421% 11/2/2030 (c)		750,000	682,935
Materials - 0.0%
Chemicals - 0.0%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (c)		825,000	802,997
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (c)		650,000	644,091
TOTAL CHINA			8,494,892
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (c)		250,000	218,024
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (c)		500,000	473,470
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (c)		2,560,000	1,300,224
Ecopetrol SA 4.625% 11/2/2031		610,000	507,435
Ecopetrol SA 8.375% 1/19/2036		240,000	235,560
Ecopetrol SA 8.875% 1/13/2033		1,604,000	1,652,280
Geopark Ltd 5.5% 1/17/2027 (c)		994,000	954,786
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)		2,422,000	2,292,375
			6,942,660
TOTAL ENERGY			7,416,130

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (d)		270,000	282,909
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (c)		715,000	718,410
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enfragen Energia Sur SA 5.375% 12/30/2030 (c)		2,742,000	2,370,980
Termocandelaria Power SA 7.75% 9/17/2031 (c)		645,000	651,260
			3,022,240
TOTAL COLOMBIA			11,657,713
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (c)		500,000	535,920
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 1.5% 1/27/2031 (r)	EUR	1,300,000	1,060,692
CPI Property Group SA 6% 1/27/2032 (r)	EUR	1,100,000	1,134,817
			2,195,509
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energo-Pro AS 8.5% 2/4/2027 (c)		800,000	811,376
TOTAL CZECH REPUBLIC			3,006,885
DENMARK - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (r)	EUR	325,000	353,441
Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (d)(r)	EUR	2,200,000	2,414,485
Jyske Bank A/S 5% 10/26/2028 (d)(r)	EUR	535,000	594,923
Jyske Bank A/S 5.125% 5/1/2035 (d)(r)	EUR	271,000	303,803
			3,313,211
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DSV Finance BV 3.25% 11/6/2030 (r)	EUR	850,000	913,776
TOTAL DENMARK			4,580,428
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (c)		475,000	486,728
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (c)(o)		2,074,000	2,119,279
Financials - 0.0%
Banks - 0.0%
Nordea Bank Abp 4.125% 5/5/2028 (r)	EUR	1,150,000	1,266,502
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (c)		1,670,000	1,586,500
TOTAL FINLAND			4,972,281
FRANCE - 0.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Altice France SA 5.125% 1/15/2029 (c)		1,375,000	1,040,347
Altice France SA 5.125% 7/15/2029 (c)		3,450,000	2,629,162
Altice France SA 5.5% 1/15/2028 (c)		2,690,000	2,086,319
Altice France SA 5.5% 10/15/2029 (c)		620,000	476,744
Iliad Holding SASU 7% 10/15/2028 (c)		87,000	88,350
Iliad Holding SASU 7% 4/15/2032 (c)(e)		1,160,000	1,172,511
Iliad Holding SASU 8.5% 4/15/2031 (c)		2,022,000	2,152,812
			9,646,245
Consumer Discretionary - 0.0%
Automobiles - 0.0%
RCI Banque SA 5.5% 10/9/2034 (d)(r)	EUR	500,000	542,323
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (c)		2,600,000	2,717,320
Viridien 8.75% 4/1/2027 (c)		2,236,000	2,183,429
			4,900,749
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		1,350,000	1,216,374
BNP Paribas SA 2.219% 6/9/2026 (c)(d)		4,250,000	4,186,736
BNP Paribas SA 2.5% 3/31/2032 (d)(r)	EUR	1,800,000	1,860,934
BNP Paribas SA 4.125% 5/24/2033 (r)	EUR	600,000	683,195
BPCE SA 5.716% 1/18/2030 (c)(d)		500,000	507,840
BPCE SA 7.003% 10/19/2034 (c)(d)		425,000	463,370
Societe Generale SA 1.488% 12/14/2026 (c)(d)		11,855,000	11,410,411
Societe Generale SA 4.75% 11/24/2025 (c)		200,000	198,862
Societe Generale SA 6.691% 1/10/2034 (c)(d)		1,900,000	2,006,716
			22,534,438
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (r)	EUR	800,000	927,681
Electricite de France SA 5.5% 1/25/2035 (r)	GBP	200,000	247,032
			1,174,713
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (r)	EUR	600,000	657,620
Engie SA 4.25% 9/6/2034 (r)	EUR	1,300,000	1,462,849
			2,120,469
TOTAL UTILITIES			3,295,182

TOTAL FRANCE			40,918,937
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (c)		356,000	316,284
GERMANY - 0.5%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Robert Bosch GmbH 4.375% 6/2/2043 (r)	EUR	600,000	678,254
Schaeffler AG 4.75% 8/14/2029 (r)	EUR	1,200,000	1,287,071
ZF Europe Finance BV 2% 2/23/2026 (r)	EUR	600,000	618,580
ZF Finance GmbH 2% 5/6/2027 (r)	EUR	700,000	697,191
ZF North America Capital Inc 4.75% 4/29/2025 (c)		655,000	650,292
ZF North America Capital Inc 6.75% 4/23/2030 (c)		1,603,000	1,564,372
ZF North America Capital Inc 6.875% 4/14/2028 (c)		365,000	366,667
ZF North America Capital Inc 6.875% 4/23/2032 (c)		2,159,000	2,074,077
			7,936,504
Financials - 0.4%
Banks - 0.0%
Commerzbank AG 8.625% 2/28/2033 (d)(r)	GBP	700,000	958,610
Capital Markets - 0.4%
Deutsche Bank AG 3.25% 5/24/2028 (d)(r)	EUR	600,000	636,406
Deutsche Bank AG 4.5% 4/1/2025		2,787,000	2,778,167
Deutsche Bank AG 4.5% 7/12/2035 (d)(r)	EUR	500,000	555,735
Deutsche Bank AG 6.125% 12/12/2030 (d)(r)	GBP	1,200,000	1,570,210
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (d)		3,000,000	2,650,390
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)		25,000,000	24,694,121
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (d)		5,000,000	5,041,435
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)		2,411,000	2,519,714
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)		6,093,000	6,435,802
			46,881,980
TOTAL FINANCIALS			47,840,590

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 4.625% 5/26/2033 (r)	EUR	370,000	415,734
Bayer US Finance II LLC 4.25% 12/15/2025 (c)		1,700,000	1,685,363
Bayer US Finance LLC 6.375% 11/21/2030 (c)		1,295,000	1,349,051
Bayer US Finance LLC 6.5% 11/21/2033 (c)		1,460,000	1,521,794
			4,971,942
Industrials - 0.0%
Machinery - 0.0%
TK Elevator Holdco GmbH 7.625% 7/15/2028 (c)		1,542,000	1,547,805
TK Elevator US Newco Inc 5.25% 7/15/2027 (c)		2,462,000	2,424,765
			3,972,570
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 5.125% 2/1/2029		1,176,000	1,028,671
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Sirius Real Estate Ltd 1.125% 6/22/2026 (r)	EUR	600,000	614,392
Utilities - 0.0%
Electric Utilities - 0.0%
Amprion GmbH 3.125% 8/27/2030 (r)	EUR	900,000	955,250
Amprion GmbH 3.625% 5/21/2031 (r)	EUR	300,000	326,441
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (d)(r)	EUR	1,600,000	1,545,036
EnBW International Finance BV 3.5% 7/22/2031 (r)	EUR	200,000	217,052
EnBW International Finance BV 3.75% 11/20/2035 (r)	EUR	2,100,000	2,265,161
			5,308,940
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.875% 4/16/2034 (c)		1,731,000	1,779,866
TOTAL UTILITIES			7,088,806

TOTAL GERMANY			73,453,475
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.5% 3/1/2028 (c)		609,000	578,360
Kosmos Energy Ltd 7.75% 5/1/2027 (c)		205,000	198,530
Kosmos Energy Ltd 8.75% 10/1/2031 (c)		1,935,000	1,847,320
Tullow Oil PLC 10.25% 5/15/2026 (c)		1,786,000	1,602,935
Tullow Oil PLC 7% 3/1/2025 (c)		871,000	830,272

TOTAL GHANA			5,057,417
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Azorra Finance Ltd 7.75% 4/15/2030 (c)		1,597,000	1,604,492
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)		1,155,000	1,185,573

TOTAL GRAND CAYMAN (UK OVERSEAS TER)			2,790,065
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (c)		795,000	722,207
Millicom International Cellular SA 4.5% 4/27/2031 (c)		2,378,000	2,109,286
Millicom International Cellular SA 6.25% 3/25/2029 (c)		630,000	624,683
Millicom International Cellular SA 7.375% 4/2/2032 (c)		677,000	689,694
			4,145,870
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (c)		595,000	560,788
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (c)		1,000,000	965,230
TOTAL GUATEMALA			5,671,888
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
AIA Group Ltd 3.2% 9/16/2040 (c)		625,000	483,992
Prudential Funding Asia PLC 2.95% 11/3/2033 (d)(r)		975,000	888,498
			1,372,490
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)		855,000	807,368
TOTAL HONG KONG			2,179,858
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (c)		400,000	405,000
OTP Bank Nyrt 8.75% 5/15/2033 (d)(r)		400,000	421,978

TOTAL HUNGARY			826,978
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (c)		300,000	295,500
Shriram Finance Ltd 6.625% 4/22/2027 (c)		925,000	929,625
			1,225,125
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (c)		715,000	689,256
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (c)		500,000	488,125
TOTAL INDIA			2,402,506
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (c)		845,000	839,372
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (c)		618,000	650,445
Medco Oak Tree Pte Ltd 7.375% 5/14/2026 (c)		293,000	297,243
Pertamina Persero PT 4.175% 1/21/2050 (c)		373,000	295,707
			2,082,767
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (c)		400,000	397,250
Freeport Indonesia PT 5.315% 4/14/2032 (c)		750,000	746,250
Freeport Indonesia PT 6.2% 4/14/2052 (c)		400,000	409,652
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (c)		1,245,000	1,250,836
			2,803,988
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (c)		361,000	361,225
TOTAL INDONESIA			5,247,980
IRELAND - 0.8%
Financials - 0.5%
Banks - 0.0%
AIB Group PLC 5.25% 10/23/2031 (d)(r)	EUR	1,460,000	1,710,113
AIB Group PLC 6.608% 9/13/2029 (c)(d)		335,000	353,356
Bank of Ireland Group PLC 4.625% 11/13/2029 (d)(r)	EUR	400,000	447,862
			2,511,331
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		954,000	911,946
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		2,269,000	2,118,788
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		28,123,000	24,954,531
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		276,000	274,440
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029		9,162,000	9,244,245
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		12,100,000	12,475,765
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		2,392,000	2,478,311
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025		603,000	607,640
			53,065,666
Financial Services - 0.1%
GGAM Finance Ltd 5.875% 3/15/2030 (c)		1,136,000	1,124,285
GGAM Finance Ltd 6.875% 4/15/2029 (c)		160,000	163,288
GGAM Finance Ltd 7.75% 5/15/2026 (c)		1,066,000	1,086,523
GGAM Finance Ltd 8% 2/15/2027 (c)		2,084,000	2,158,793
GGAM Finance Ltd 8% 6/15/2028 (c)		2,154,000	2,275,839
			6,808,728
Industrials - 0.3%
Air Freight & Logistics - 0.0%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)		155,000	154,888
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 2.875% 2/15/2025 (c)		10,863,000	10,793,862
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (c)		30,498,000	30,092,368
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (c)		2,716,000	2,682,474
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (c)		2,000,000	2,050,565
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)		3,501,000	3,633,868
			49,253,137
TOTAL INDUSTRIALS			49,408,025

TOTAL IRELAND			111,793,750
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 4.875% 3/30/2026 (c)(r)		1,359,000	1,337,936
Energean Israel Finance Ltd 5.375% 3/30/2028 (c)(r)		1,170,000	1,086,909
Energean Israel Finance Ltd 5.875% 3/30/2031 (c)(r)		185,000	164,730
Energean PLC 6.5% 4/30/2027 (c)		1,290,000	1,287,180
Leviathan Bond Ltd 6.125% 6/30/2025 (c)(r)		595,000	592,159
			4,468,914
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		2,058,000	1,970,411
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		756,000	818,183
			2,788,594
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (c)(r)		200,000	177,700
TOTAL ISRAEL			7,435,208
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (c)(d)		3,523,000	3,120,523
Intesa Sanpaolo SpA 5.71% 1/15/2026 (c)		4,470,000	4,484,204
Intesa Sanpaolo SpA 6.625% 6/20/2033 (c)		2,747,000	2,927,515
UniCredit SpA 5.459% 6/30/2035 (c)(d)		1,477,000	1,448,832
UniCredit SpA 5.861% 6/19/2032 (c)(d)		1,042,000	1,044,697
			13,025,771
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 5.5% 6/26/2034 (c)		700,000	711,997
Enel Finance International NV 7.5% 10/14/2032 (c)		245,000	279,626
Enel SpA 3.375% (d)(r)(s)	EUR	345,000	361,035
			1,352,658
TOTAL ITALY			14,378,429
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (c)		425,000	436,178
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (c)		785,000	665,288
KazMunayGas National Co JSC 5.375% 4/24/2030 (c)		217,000	213,719
KazMunayGas National Co JSC 5.75% 4/19/2047 (c)		42,000	37,537
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (c)		875,000	747,407

TOTAL KAZAKHSTAN			1,663,951
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (c)		374,000	384,268
POSCO 5.875% 1/17/2033 (c)		200,000	210,888

TOTAL KOREA (SOUTH)			595,156
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (c)		546,000	497,031
MEGlobal BV 4.25% 11/3/2026 (c)		70,000	68,512
MEGlobal Canada ULC 5% 5/18/2025 (c)		300,000	298,923

TOTAL KUWAIT			864,466
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (c)		4,635,000	3,511,142
Altice France Holding SA 6% 2/15/2028 (c)		840,000	222,825
			3,733,967
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA 6.5% 3/15/2030 (c)		2,050,000	1,905,206
Financials - 0.0%
Financial Services - 0.0%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (r)	EUR	630,000	716,037
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		200,000	206,066
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	643,200	234,565
			1,156,668
Information Technology - 0.0%
Software - 0.0%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)		952,000	882,160
ION Trading Technologies Sarl 9.5% 5/30/2029 (c)		255,000	263,410
			1,145,570
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (c)		336,000	295,529
Containers & Packaging - 0.0%
ARD Finance SA 6.5% 6/30/2027 pay-in-kind (c)(d)		310,000	64,325
TOTAL MATERIALS			359,854

Real Estate - 0.1%
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (r)	EUR	300,000	337,415
Real Estate Management & Development - 0.1%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (r)	EUR	2,095,000	2,038,994
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (r)	EUR	2,445,000	2,406,986
Logicor Financing Sarl 1.625% 1/17/2030 (r)	EUR	420,000	404,974
Logicor Financing Sarl 2% 1/17/2034 (r)	EUR	1,365,000	1,235,142
Logicor Financing Sarl 4.25% 7/18/2029 (r)	EUR	100,000	108,754
P3 Group Sarl 4% 4/19/2032 (r)	EUR	600,000	645,383
			6,840,233
TOTAL REAL ESTATE			7,177,648

TOTAL LUXEMBOURG			15,478,913
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Wynn Macau Ltd 5.5% 10/1/2027 (c)		460,000	445,913
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (c)		750,000	667,734
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (c)		890,000	627,611
Petronas Capital Ltd 3.5% 4/21/2030 (c)		643,000	605,018
			1,232,629
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (c)		1,150,000	1,119,410
TOTAL MALAYSIA			3,019,773
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (c)		1,457,000	1,456,286
MEXICO - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (c)		325,000	251,875
Hotels, Restaurants & Leisure - 0.0%
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (c)		400,000	424,424
TOTAL CONSUMER DISCRETIONARY			676,299

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
FEL Energy VI SARL 5.75% 12/1/2040 (c)		477,790	441,659
Petroleos Mexicanos 10% 2/7/2033		3,000,000	3,191,250
Petroleos Mexicanos 4.5% 1/23/2026		1,357,000	1,316,290
Petroleos Mexicanos 5.35% 2/12/2028		758,000	702,060
Petroleos Mexicanos 5.95% 1/28/2031		69,380,000	59,579,729
Petroleos Mexicanos 6.35% 2/12/2048		11,201,000	7,695,087
Petroleos Mexicanos 6.49% 1/23/2027		435,000	426,927
Petroleos Mexicanos 6.5% 3/13/2027		1,549,000	1,511,251
Petroleos Mexicanos 6.625% 6/15/2035		2,975,000	2,428,418
Petroleos Mexicanos 6.7% 2/16/2032		13,731,000	12,167,039
Petroleos Mexicanos 6.75% 9/21/2047		9,603,000	6,865,185
Petroleos Mexicanos 6.95% 1/28/2060		8,285,000	5,903,932
Petroleos Mexicanos 7.69% 1/23/2050		53,997,000	42,290,990
Petroleos Mexicanos 8.75% 6/2/2029		1,000,000	1,015,000
			145,534,817
Financials - 0.0%
Banks - 0.0%
BBVA Bancomer SA/Texas 5.25% 9/10/2029 (c)		435,000	429,127
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (c)		560,000	547,960
Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 6.99% 2/20/2032 (c)		640,000	479,699
Braskem Idesa SAPI 7.45% 11/15/2029 (c)		1,104,000	893,898
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (c)		485,000	459,295
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (c)		600,000	499,686
			2,332,578
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (c)		300,000	220,218
TOTAL MATERIALS			2,552,796

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (c)		745,000	777,970
TOTAL MEXICO			150,518,969
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (c)		1,365,000	1,188,834
OCP SA 5.125% 6/23/2051 (c)		275,000	210,713
OCP SA 6.75% 5/2/2034 (c)		235,000	243,133
OCP SA 6.875% 4/25/2044 (c)		245,000	240,867
OCP SA 7.5% 5/2/2054 (c)		400,000	414,124

TOTAL MOROCCO			2,297,671
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (r)	EUR	400,000	442,389
Entertainment - 0.0%
Universal Music Group NV 4% 6/13/2031 (r)	EUR	895,000	997,316
Media - 0.0%
Ziggo Bond Co BV 6% 1/15/2027 (c)		774,000	774,107
Ziggo BV 4.875% 1/15/2030 (c)		1,122,000	1,036,320
			1,810,427
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (r)	EUR	1,000,000	1,142,343
Sigma Holdco BV 7.875% 5/15/2026 (c)		1,613,000	1,602,968
			2,745,311
Financials - 0.1%
Banks - 0.1%
ABN AMRO Bank NV 3.875% 1/15/2032 (r)	EUR	1,100,000	1,208,381
Cooperatieve Rabobank UA 3.822% 7/26/2034 (r)	EUR	200,000	221,863
Cooperatieve Rabobank UA 4% 1/10/2030 (r)	EUR	900,000	1,000,135
ING Groep NV 4.5% 5/23/2029 (d)(r)	EUR	1,300,000	1,440,998
ING Groep NV 4.75% 5/23/2034 (d)(r)	EUR	1,900,000	2,210,124
			6,081,501
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Royal Schiphol Group NV 3.375% 9/17/2036 (r)	EUR	750,000	805,739
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 5.5% 8/15/2026 (c)		1,250,000	1,247,465
Trivium Packaging Finance BV 8.5% 8/15/2027 (c)		1,198,000	1,200,140
			2,447,605
TOTAL NETHERLANDS			15,330,288
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (c)		1,845,000	1,824,244
IHS Holding Ltd 6.25% 11/29/2028 (c)		130,000	122,707
IHS Holding Ltd 7.875% 5/29/2030 (c)		1,260,000	1,237,950
IHS Holding Ltd 8.25% 11/29/2031 (c)		710,000	697,795
			3,882,696
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 7.75% 4/1/2026 (c)		105,000	104,391
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (c)		775,000	773,063
TOTAL NIGERIA			4,760,150
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)		389,000	398,288
TGS ASA 8.5% 1/15/2030 (c)(e)		925,000	948,265
			1,346,553
Financials - 0.0%
Banks - 0.0%
DNB Bank ASA 0.25% 2/23/2029 (d)(r)	EUR	400,000	389,034
TOTAL NORWAY			1,735,587
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (c)		2,984,000	2,984,388
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (c)		1,165,000	1,060,514
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 6.875% 9/15/2027 (c)		1,955,000	1,939,411
TOTAL COMMUNICATION SERVICES			5,984,313

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (c)		348,000	255,780
TOTAL PANAMA			6,240,093
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (c)		400,000	397,000
PERU - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (c)		558,000	520,218
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (c)(d)		690,000	677,063
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/15/2029 (c)		200,000	211,607
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (c)		530,000	526,332
Volcan Cia Minera SAA 8.75% 1/24/2030 (c)		2,260,000	2,158,120
			2,684,452
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (c)		490,000	476,623
TOTAL PERU			4,569,963
POLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (r)	EUR	525,000	503,703
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (d)(r)	EUR	300,000	317,231
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (c)		2,491,000	2,044,718
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (c)		2,341,000	2,130,416

TOTAL PUERTO RICO			4,175,134
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (c)		475,000	417,259
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (c)		1,133,000	1,067,093
QatarEnergy 2.25% 7/12/2031 (c)		2,350,000	2,014,397
QatarEnergy 3.125% 7/12/2041 (c)		1,248,000	946,270
QatarEnergy 3.3% 7/12/2051 (c)		2,181,000	1,543,058
			5,570,818
TOTAL QATAR			5,988,077
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (c)		1,986,000	1,719,752
SA Global Sukuk Ltd 1.602% 6/17/2026 (c)		1,424,000	1,352,800
Saudi Arabian Oil Co 2.25% 11/24/2030 (c)		2,445,000	2,105,366
Saudi Arabian Oil Co 3.25% 11/24/2050 (c)		695,000	473,677
Saudi Arabian Oil Co 3.5% 11/24/2070 (c)		1,009,000	643,459
Saudi Arabian Oil Co 3.5% 4/16/2029 (c)		895,000	846,634
Saudi Arabian Oil Co 4.25% 4/16/2039 (c)		1,465,000	1,297,902
Saudi Arabian Oil Co 4.375% 4/16/2049 (c)		295,000	245,865
Saudi Arabian Oil Co 5.875% 7/17/2064 (c)		200,000	195,000
			8,880,455
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 10/13/2032 (r)		600,000	603,749
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (c)		400,000	401,124
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (c)		675,000	678,375
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (c)		1,105,000	1,128,482
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (c)		605,000	630,145
			2,838,126
TOTAL SAUDI ARABIA			12,322,330
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (c)		710,000	709,780
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)		3,546,000	2,579,715
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (c)		292,000	295,194
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		976,000	939,400
Sasol Financing USA LLC 5.5% 3/18/2031		210,000	182,276
Sasol Financing USA LLC 6.5% 9/27/2028		450,000	435,551
Sasol Financing USA LLC 8.75% 5/3/2029 (c)		305,000	313,973
			1,871,200
Metals & Mining - 0.0%
Stillwater Mining Co 4% 11/16/2026 (c)		591,000	562,006
TOTAL MATERIALS			2,433,206

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (c)		1,200,000	1,197,756
Eskom Holdings SOC Ltd 7.125% 2/11/2025 (c)		480,000	480,000
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (c)		163,000	170,692
			1,848,448
TOTAL SOUTH AFRICA			7,156,563
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (d)		1,200,000	1,223,886
CaixaBank SA 3.625% 9/19/2032 (d)(r)	EUR	2,400,000	2,574,827
			3,798,713
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (c)		1,155,000	1,053,761
Health Care Equipment & Supplies - 0.0%
Werfen SA/Spain 4.625% 6/6/2028 (r)	EUR	1,600,000	1,772,821
TOTAL HEALTH CARE			2,826,582

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (c)		280,000	264,812
TOTAL SPAIN			6,890,107
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden AB 4.375% 3/6/2027 (r)	EUR	1,500,000	1,478,129
Heimstaden Bostad AB 3.875% 11/5/2029 (r)	EUR	1,700,000	1,789,936
Samhallsbyggnadsbolaget i Norden AB 2.25% 8/12/2027 (f)(r)	EUR	1,465,000	1,210,613

TOTAL SWEDEN			4,478,678
SWITZERLAND - 0.6%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 1.494% 8/10/2027 (c)(d)		4,044,000	3,816,623
UBS Group AG 2.125% 11/15/2029 (d)(r)	GBP	335,000	382,350
UBS Group AG 2.193% 6/5/2026 (c)(d)		3,100,000	3,055,375
UBS Group AG 3.75% 3/26/2025		250,000	249,072
UBS Group AG 3.869% 1/12/2029 (c)(d)		2,511,000	2,434,864
UBS Group AG 4.125% 6/9/2033 (d)(r)	EUR	2,170,000	2,421,256
UBS Group AG 4.125% 9/24/2025 (c)		200,000	198,968
UBS Group AG 4.194% 4/1/2031 (c)(d)		23,665,000	22,711,466
UBS Group AG 4.55% 4/17/2026		250,000	249,545
UBS Group AG 4.75% 3/17/2032 (d)(r)	EUR	1,900,000	2,182,016
UBS Group AG 5.428% 2/8/2030 (c)(d)		17,100,000	17,391,469
UBS Group AG 5.699% 2/8/2035 (c)(d)		2,000,000	2,064,179
UBS Group AG 6.537% 8/12/2033 (c)(d)		10,849,000	11,740,126
			68,897,309
Insurance - 0.0%
Argentum Netherlands BV 5.625% 8/15/2052 (d)(r)		2,430,000	2,423,925
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)		200,000	198,554
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (d)(r)		1,605,000	1,394,312
			4,016,791
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (c)		3,883,000	3,425,425
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (c)		1,265,000	1,243,634
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (c)		585,000	585,519
			5,254,578
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (c)		1,676,000	1,681,878
Consolidated Energy Finance SA 5.625% 10/15/2028 (c)		790,000	680,239
			2,362,117
TOTAL SWITZERLAND			80,530,795
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)		4,870,000	4,950,842
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (c)		1,089,000	777,448
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (c)		500,000	529,825
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (c)		952,000	960,349
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp 6.25% 9/1/2029 (c)		1,321,000	1,301,727
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (c)		415,000	412,535
TOTAL TURKEY			3,204,436
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (r)		493,958	459,381
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (c)		575,000	542,300
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (c)		208,624	180,517
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (c)		2,550,000	2,112,038
			2,834,855
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (c)		690,000	657,439
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (c)		410,000	422,513
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (c)		1,075,000	983,260
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (c)		200,000	190,628
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (c)		850,000	802,451
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (c)		200,000	206,428
			3,262,719
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (c)		820,000	773,506
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (c)		615,000	592,322
			1,365,828
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (c)		900,000	730,062
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (c)		431,000	424,207
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (c)		400,000	392,740
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (c)		705,000	679,444
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (c)		80,000	80,113
			2,306,566
TOTAL UNITED ARAB EMIRATES			9,769,968
UNITED KINGDOM - 1.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)		290,000	267,633
Virgin Media Finance PLC 5% 7/15/2030 (c)		814,000	694,273
			961,906
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (c)		1,647,000	1,454,543
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (c)		1,740,000	1,508,401
Vodafone Group PLC 4.875% 10/3/2078 (d)(r)	GBP	385,000	486,382
			1,994,783
TOTAL COMMUNICATION SERVICES			4,411,232

Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)		1,369,000	1,415,650
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (c)		540,000	560,620
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)		1,318,000	1,390,584
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (c)		440,000	462,391
			3,829,245
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (c)		2,055,000	1,988,447
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (r)	GBP	150,000	148,004
John Lewis PLC 6.125% 1/21/2025	GBP	1,515,000	1,928,541
			2,076,545
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC 3.25% 9/16/2033 (r)	EUR	800,000	859,005
Merlin Entertainments Group US Holdings Inc 7.375% 2/15/2031 (c)		1,105,000	1,081,296
Whitbread Group PLC 2.375% 5/31/2027 (r)	GBP	100,000	118,774
			2,059,075
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (r)	GBP	1,755,000	1,797,165
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (c)		1,743,000	1,745,179
TOTAL CONSUMER DISCRETIONARY			13,495,656

Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.0%
Tesco Corporate Treasury Services PLC 2.75% 4/27/2030 (r)	GBP	920,000	1,048,633
Household Products - 0.0%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (r)	EUR	885,000	981,811
Tobacco - 0.4%
BAT Capital Corp 4.7% 4/2/2027		3,039,000	3,035,765
BAT Capital Corp 4.906% 4/2/2030		38,713,000	38,645,930
BAT Capital Corp 5.282% 4/2/2050		1,336,000	1,234,650
BAT Capital Corp 5.834% 2/20/2031		2,719,000	2,830,993
BAT Capital Corp 6.421% 8/2/2033		2,494,000	2,690,141
BAT International Finance PLC 4.125% 4/12/2032 (r)	EUR	2,190,000	2,392,378
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (r)	EUR	2,010,000	2,322,572
Imperial Brands Finance PLC 6.125% 7/27/2027 (c)		3,927,000	4,043,243
Reynolds American Inc 4.45% 6/12/2025		33,000	32,936
Reynolds American Inc 5.7% 8/15/2035		28,000	28,775
Reynolds American Inc 5.85% 8/15/2045		180,000	177,977
			57,435,360
TOTAL CONSUMER STAPLES			59,465,804

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
eG Global Finance PLC 12% 11/30/2028 (c)		5,277,000	5,915,469
Harbour Energy PLC 5.5% 10/15/2026 (c)		190,000	189,152
			6,104,621
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (d)		8,400,000	7,974,752
Barclays PLC 2.645% 6/24/2031 (d)		6,962,000	6,126,660
Barclays PLC 5.262% 1/29/2034 (d)(r)	EUR	2,755,000	3,266,859
Barclays PLC 5.335% 9/10/2035 (d)		2,000,000	1,973,094
Barclays PLC 5.69% 3/12/2030 (d)		26,242,000	26,780,107
Barclays PLC 5.829% 5/9/2027 (d)		3,236,000	3,272,895
Barclays PLC 6.224% 5/9/2034 (d)		6,663,000	7,021,249
Barclays PLC 6.49% 9/13/2029 (d)		12,895,000	13,544,259
Barclays PLC 7.437% 11/2/2033 (d)		3,317,000	3,742,795
Barclays PLC 8.407% 11/14/2032 (d)(r)	GBP	200,000	272,184
HSBC Holdings PLC 4.856% 5/23/2033 (d)(r)	EUR	775,000	903,537
HSBC Holdings PLC 6.254% 3/9/2034 (d)		500,000	531,330
HSBC Holdings PLC 6.8% 9/14/2031 (d)	GBP	1,800,000	2,463,256
HSBC Holdings PLC 7.39% 11/3/2028 (d)		200,000	213,098
HSBC Holdings PLC 8.201% 11/16/2034 (d)(r)	GBP	400,000	559,156
Lloyds Banking Group PLC 1.985% 12/15/2031 (d)	GBP	140,000	167,198
Lloyds Banking Group PLC 4.5% 1/11/2029 (d)(r)	EUR	625,000	691,907
Lloyds Banking Group PLC 4.75% 9/21/2031 (d)(r)	EUR	2,480,000	2,835,211
NatWest Group PLC 2.105% 11/28/2031 (d)(r)	GBP	1,185,000	1,419,873
NatWest Group PLC 3.073% 5/22/2028 (d)		2,615,000	2,505,835
NatWest Group PLC 4.771% 2/16/2029 (d)(r)	EUR	1,760,000	1,961,649
NatWest Group PLC 5.847% 3/2/2027 (d)		5,629,000	5,689,780
NatWest Group PLC 7.416% 6/6/2033 (d)(r)	GBP	380,000	508,865
Santander UK Group Holdings PLC 3.625% 1/14/2026 (r)	GBP	358,000	448,706
Virgin Money UK PLC 7.625% 8/23/2029 (d)(r)	GBP	1,135,000	1,563,004
			96,437,259
Insurance - 0.0%
Admiral Group PLC 8.5% 1/6/2034 (r)	GBP	975,000	1,398,366
TOTAL FINANCIALS			97,835,625

Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (c)		625,000	576,347
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (r)	EUR	1,590,000	1,686,670
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (r)	GBP	463,000	575,152
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (r)	GBP	1,000,000	1,273,321
TOTAL INDUSTRIALS			3,535,143

Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (c)		1,011,000	1,075,016
Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (r)	GBP	400,000	503,631
Real Estate Management & Development - 0.0%
Tritax EuroBox PLC 0.95% 6/2/2026 (r)	EUR	510,000	523,183
TOTAL REAL ESTATE			1,026,814

Utilities - 0.1%
Electric Utilities - 0.0%
NGG Finance PLC 2.125% 9/5/2082 (d)(r)	EUR	805,000	815,758
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (r)	EUR	800,000	859,224
			1,674,982
Gas Utilities - 0.0%
Southern Gas Networks PLC 3.5% 10/16/2030 (r)	EUR	825,000	878,061
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)		2,135,000	2,137,422
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (r)	GBP	180,000	183,942
Anglian Water Services Financing PLC 5.875% 6/20/2031 (r)	GBP	360,000	460,519
Anglian Water Services Financing PLC 6.25% 9/12/2044 (r)	GBP	650,000	813,774
Anglian Water Services Financing PLC 6.293% 7/30/2030 (r)	GBP	625,000	812,362
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (r)	GBP	385,000	460,000
Southern Water Services Finance Ltd 1.625% 3/30/2027 (r)	GBP	265,000	263,968
Southern Water Services Finance Ltd 2.375% 5/28/2028 (r)	GBP	440,000	435,360
SW Finance I PLC 7.375% 12/12/2041 (r)	GBP	304,000	325,405
			3,755,330
TOTAL UTILITIES			8,445,795

TOTAL UNITED KINGDOM			195,972,053
UNITED STATES - 22.7%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033		33,218,000	27,374,807
AT&T Inc 3.8% 12/1/2057		3,772,000	2,775,941
AT&T Inc 4.3% 2/15/2030		1,115,000	1,092,807
AT&T Inc 4.5% 3/9/2048		10,000	8,706
AT&T Inc 5.15% 11/15/2046		500,000	479,775
Cablevision Lightpath LLC 5.625% 9/15/2028 (c)		871,000	808,535
Consolidated Communications Inc 5% 10/1/2028 (c)		350,000	328,667
Frontier Communications Holdings LLC 5% 5/1/2028 (c)		2,966,000	2,935,971
Frontier Communications Holdings LLC 5.875% 10/15/2027 (c)		393,000	393,470
Frontier Communications Holdings LLC 6.75% 5/1/2029 (c)		890,000	901,277
Frontier Communications Holdings LLC 8.75% 5/15/2030 (c)		843,000	898,195
Level 3 Financing Inc 10% 10/15/2032 (c)		185,000	184,554
Level 3 Financing Inc 10.5% 5/15/2030 (c)		1,846,000	2,025,982
Level 3 Financing Inc 11% 11/15/2029 (c)		351,548	399,456
Level 3 Financing Inc 3.625% 1/15/2029 (c)		360,000	287,100
Level 3 Financing Inc 3.75% 7/15/2029 (c)		95,000	74,257
Level 3 Financing Inc 3.875% 10/15/2030 (c)		475,000	378,813
Level 3 Financing Inc 4% 4/15/2031 (c)		330,000	261,525
Level 3 Financing Inc 4.25% 7/1/2028 (c)		170,000	150,450
Level 3 Financing Inc 4.5% 4/1/2030 (c)		1,705,000	1,425,309
Level 3 Financing Inc 4.625% 9/15/2027 (c)		80,000	73,600
Level 3 Financing Inc 4.875% 6/15/2029 (c)		70,000	61,156
Lumen Technologies Inc 4.5% 1/15/2029 (c)		200,000	167,999
Verizon Communications Inc 2.355% 3/15/2032		2,900,000	2,447,155
Verizon Communications Inc 2.55% 3/21/2031		37,892,000	33,131,664
Verizon Communications Inc 2.987% 10/30/2056		1,624,000	1,027,706
Verizon Communications Inc 3.75% 2/28/2036	EUR	425,000	466,005
Verizon Communications Inc 4.78% 2/15/2035 (c)		1,373,000	1,338,741
Verizon Communications Inc 4.862% 8/21/2046		875,000	816,907
Verizon Communications Inc 5.012% 4/15/2049		38,000	36,945
Zayo Group Holdings Inc 4% 3/1/2027 (c)(o)		2,123,000	2,001,897
			84,755,372
Entertainment - 0.0%
ROBLOX Corp 3.875% 5/1/2030 (c)		50,000	45,445
Media - 1.7%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (c)		2,215,000	2,121,953
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)		1,190,000	992,214
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		3,633,000	3,209,916
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (c)		2,524,000	2,189,198
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (c)		3,439,000	3,195,532
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (c)		1,000,000	977,190
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (c)		130,000	128,243
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (c)(o)		2,704,000	2,632,993
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029		8,821,000	7,841,699
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		5,564,000	4,494,830
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		60,406,000	55,238,769
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		45,416,000	38,454,606
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		8,964,000	7,656,676
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,937,000	2,453,164
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		1,936,000	1,730,690
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		10,972,000	11,288,565
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		2,711,000	2,665,185
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		4,974,000	5,214,267
Clear Channel Outdoor Holdings Inc 5.125% 8/15/2027 (c)		1,447,000	1,412,300
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (c)		938,000	830,188
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)		1,777,000	1,839,773
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)		190,000	201,554
Comcast Corp 3.9% 3/1/2038		71,000	61,793
Comcast Corp 4.65% 7/15/2042		162,000	149,499
CSC Holdings LLC 3.375% 2/15/2031 (c)		1,815,000	1,316,234
CSC Holdings LLC 4.125% 12/1/2030 (c)		325,000	244,129
CSC Holdings LLC 4.625% 12/1/2030 (c)		2,600,000	1,452,509
CSC Holdings LLC 5.375% 2/1/2028 (c)		1,430,000	1,245,728
CSC Holdings LLC 5.5% 4/15/2027 (c)		600,000	542,460
Discovery Communications LLC 3.625% 5/15/2030		7,542,000	6,821,281
Discovery Communications LLC 4.125% 5/15/2029		2,981,000	2,817,725
Discovery Communications LLC 5% 9/20/2037		7,649,000	6,713,763
DISH DBS Corp 5.125% 6/1/2029		645,000	427,163
DISH DBS Corp 7.375% 7/1/2028		155,000	117,224
DISH Network Corp 11.75% 11/15/2027 (c)		1,240,000	1,317,401
EchoStar Corp 10.75% 11/30/2029		7,771,734	8,407,274
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)		1,158,227	1,045,869
Outfront Media Capital LLC / Outfront Media Capital Corp 7.375% 2/15/2031 (c)		1,323,000	1,399,382
Sirius XM Radio Inc 3.875% 9/1/2031 (c)(o)		2,100,000	1,817,889
Sirius XM Radio Inc 4.125% 7/1/2030 (c)		635,000	572,922
Time Warner Cable LLC 5.5% 9/1/2041		16,000	14,088
Time Warner Cable LLC 5.875% 11/15/2040		1,356,000	1,251,946
Time Warner Cable LLC 6.55% 5/1/2037		157,000	155,999
Time Warner Cable LLC 6.75% 6/15/2039		674,000	682,198
Time Warner Cable LLC 7.3% 7/1/2038		211,000	222,278
Univision Communications Inc 4.5% 5/1/2029 (c)		1,712,000	1,536,694
Univision Communications Inc 6.625% 6/1/2027 (c)		507,000	505,191
Univision Communications Inc 7.375% 6/30/2030 (c)		995,000	959,224
Univision Communications Inc 8% 8/15/2028 (c)		471,000	480,623
Univision Communications Inc 8.5% 7/31/2031 (c)		1,221,000	1,211,277
Warnermedia Holdings Inc 3.755% 3/15/2027		3,137,000	3,038,213
Warnermedia Holdings Inc 4.054% 3/15/2029		5,266,000	4,981,449
Warnermedia Holdings Inc 4.279% 3/15/2032		51,686,000	46,640,184
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	850,000	928,705
Warnermedia Holdings Inc 5.05% 3/15/2042		1,419,000	1,198,894
Warnermedia Holdings Inc 5.141% 3/15/2052		31,121,000	25,016,786
			282,063,499
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 2.25% 11/15/2031		21,026,000	17,782,393
T-Mobile USA Inc 3.875% 4/15/2030		39,205,000	37,457,725
T-Mobile USA Inc 4.375% 4/15/2040		207,000	186,394
T-Mobile USA Inc 4.5% 4/15/2050		407,000	351,903
T-Mobile USA Inc 5.05% 7/15/2033		2,000,000	2,006,035
			57,784,450
TOTAL COMMUNICATION SERVICES			424,648,766

Consumer Discretionary - 0.8%
Automobile Components - 0.0%
Patrick Industries Inc 6.375% 11/1/2032 (c)		515,000	509,499
Automobiles - 0.0%
General Motors Financial Co Inc 4.35% 4/9/2025		3,810,000	3,801,581
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(d)		4,121,000	4,130,701
			7,932,282
Broadline Retail - 0.0%
Kohl's Corp 4.25% 7/17/2025		962,000	948,867
Match Group Holdings II LLC 3.625% 10/1/2031 (c)(o)		296,000	256,777
Match Group Holdings II LLC 4.125% 8/1/2030 (c)		644,000	582,863
Nordstrom Inc 4.375% 4/1/2030		1,668,000	1,524,045
Wayfair LLC 7.25% 10/31/2029 (c)(o)		784,000	794,500
			4,107,052
Distributors - 0.0%
Gates Corp/DE 6.875% 7/1/2029 (c)		430,000	441,328
Windsor Holdings III LLC 8.5% 6/15/2030 (c)		585,000	621,498
			1,062,826
Diversified Consumer Services - 0.1%
Service Corp International/US 4% 5/15/2031		349,000	319,047
Service Corp International/US 5.125% 6/1/2029		1,004,000	987,860
Service Corp International/US 5.75% 10/15/2032		689,000	686,446
Sotheby's 7.375% 10/15/2027 (c)		1,517,000	1,500,074
StoneMor Inc 8.5% 5/15/2029 (c)		405,000	364,678
TKC Holdings Inc 10.5% 5/15/2029 (c)		2,509,000	2,565,337
TKC Holdings Inc 6.875% 5/15/2028 (c)		1,015,000	1,014,495
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)		2,737,000	2,733,738
			10,171,675
Hotels, Restaurants & Leisure - 0.3%
Aramark Services Inc 5% 2/1/2028 (c)		1,496,000	1,464,688
Aramark Services Inc 5% 4/1/2025 (c)		275,000	274,380
Caesars Entertainment Inc 4.625% 10/15/2029 (c)(o)		600,000	564,771
Caesars Entertainment Inc 6% 10/15/2032 (c)		1,147,000	1,127,446
Caesars Entertainment Inc 6.5% 2/15/2032 (c)		1,483,000	1,512,773
Caesars Entertainment Inc 7% 2/15/2030 (c)		1,160,000	1,196,282
Caesars Entertainment Inc 8.125% 7/1/2027 (c)		415,000	422,863
Carnival Corp 10.5% 6/1/2030 (c)		2,104,000	2,256,748
Carnival Corp 5.75% 3/1/2027 (c)		130,000	130,547
Carnival Corp 6% 5/1/2029 (c)		1,412,000	1,416,939
Carnival Corp 7.625% 3/1/2026 (c)		2,818,000	2,836,291
ClubCorp Holdings Inc 8.5% 9/15/2025 (c)		275,000	270,875
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 4.625% 1/15/2029 (c)		1,365,000	1,282,473
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 6.75% 1/15/2030 (c)		2,246,000	2,104,137
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (c)		2,614,000	2,304,775
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)		941,000	861,631
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)		614,000	614,902
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)		699,000	705,164
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)		1,031,000	1,041,176
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 6.625% 1/15/2032 (c)		2,152,000	2,177,719
Life Time Inc 5.75% 1/15/2026 (c)		747,000	746,731
Life Time Inc 6% 11/15/2031 (c)		2,419,000	2,419,781
Life Time Inc 8% 4/15/2026 (c)(o)		2,723,000	2,733,843
Lindblad Expeditions LLC 6.75% 2/15/2027 (c)		69,000	69,216
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)		1,875,000	1,687,193
McDonald's Corp 3.5% 7/1/2027		269,000	262,507
McDonald's Corp 4.2% 4/1/2050		1,792,000	1,493,877
MGM Resorts International 6.5% 4/15/2032		1,526,000	1,541,215
Mohegan Tribal Gaming Authority 8% 2/1/2026 (c)		1,871,000	1,859,341
NCL Corp Ltd 3.625% 12/15/2024 (c)		341,000	340,277
NCL Corp Ltd 7.75% 2/15/2029 (c)		1,399,000	1,492,533
Royal Caribbean Cruises Ltd 4.25% 7/1/2026 (c)		586,000	578,668
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (c)		557,000	556,162
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)		767,000	768,338
Royal Caribbean Cruises Ltd 6% 2/1/2033 (c)		1,275,000	1,291,024
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)		1,911,000	1,952,366
Station Casinos LLC 4.5% 2/15/2028 (c)		1,540,000	1,471,246
Station Casinos LLC 6.625% 3/15/2032 (c)		840,000	842,131
Viking Cruises Ltd 6.25% 5/15/2025 (c)		500,000	500,095
Viking Cruises Ltd 9.125% 7/15/2031 (c)		1,087,000	1,176,688
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (c)		570,000	566,632
Yum! Brands Inc 3.625% 3/15/2031		47,000	42,551
Yum! Brands Inc 4.625% 1/31/2032		1,741,000	1,637,350
Yum! Brands Inc 5.375% 4/1/2032		852,000	835,595
			51,431,940
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (c)		1,276,000	1,183,216
Beazer Homes USA Inc 7.5% 3/15/2031 (c)		1,329,000	1,355,825
Landsea Homes Corp 8.875% 4/1/2029 (c)		335,000	343,488
LGI Homes Inc 4% 7/15/2029 (c)		558,000	505,020
LGI Homes Inc 7% 11/15/2032 (c)		1,601,000	1,615,377
LGI Homes Inc 8.75% 12/15/2028 (c)		210,000	222,790
Newell Brands Inc 5.7% 4/1/2026 (f)		395,000	397,225
Newell Brands Inc 6.375% 5/15/2030		720,000	733,396
Newell Brands Inc 6.625% 5/15/2032		610,000	620,708
Newell Brands Inc 6.625% 9/15/2029		1,045,000	1,072,802
Newell Brands Inc 6.875% 4/1/2036 (f)		460,000	467,690
TopBuild Corp 4.125% 2/15/2032 (c)		892,000	801,844
			9,319,381
Specialty Retail - 0.3%
AutoNation Inc 4.75% 6/1/2030		127,000	124,631
AutoZone Inc 4% 4/15/2030		4,155,000	4,003,076
Bath & Body Works Inc 6.625% 10/1/2030 (c)(o)		1,000,000	1,023,927
Carvana Co 12% 12/1/2028 pay-in-kind (c)(d)		1,232,144	1,312,396
Carvana Co 13% 6/1/2030 pay-in-kind (c)(d)		154,425	169,681
Carvana Co 14% 6/1/2031 pay-in-kind (c)(d)		1,128,157	1,349,811
Carvana Co 4.875% 9/1/2029 (c)		785,000	651,550
Carvana Co 5.625% 10/1/2025 (c)		2,130,000	2,108,897
Carvana Co 5.875% 10/1/2028 (c)		690,000	620,178
Champions Financing Inc 8.75% 2/15/2029 (c)		1,867,000	1,877,707
Hudson Automotive Group 8% 5/15/2032 (c)		905,000	949,460
LBM Acquisition LLC 6.25% 1/15/2029 (c)		1,822,000	1,704,687
Lowe's Cos Inc 3.35% 4/1/2027		191,000	185,858
Lowe's Cos Inc 3.75% 4/1/2032		20,321,000	18,948,366
Lowe's Cos Inc 4.25% 4/1/2052		2,401,000	1,970,310
Lowe's Cos Inc 4.45% 4/1/2062		10,290,000	8,483,766
Lowe's Cos Inc 4.5% 4/15/2030		176,000	174,292
Lowe's Cos Inc 5.625% 4/15/2053		21,000	21,261
O'Reilly Automotive Inc 4.2% 4/1/2030		188,000	182,917
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (o)		1,553,000	1,585,828
Staples Inc 10.75% 9/1/2029 (c)		2,466,000	2,431,307
Staples Inc 12.75% 1/15/2030 (c)		920,699	759,874
TJX Cos Inc/The 3.875% 4/15/2030		4,000	3,864
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)		1,723,000	1,783,307
			52,426,951
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc 4.125% 8/15/2031 (c)		485,000	425,676
Levi Strauss & Co 3.5% 3/1/2031 (c)		950,000	843,226
Wolverine World Wide Inc 4% 8/15/2029 (c)		1,405,000	1,236,888
			2,505,790
TOTAL CONSUMER DISCRETIONARY			139,467,396

Consumer Staples - 0.3%
Beverages - 0.0%
Coca-Cola Co/The 3.375% 3/25/2027		1,134,000	1,112,865
Coca-Cola Co/The 3.45% 3/25/2030		562,000	538,186
Molson Coors Beverage Co 3% 7/15/2026		4,389,000	4,271,991
Triton Water Holdings 6.25% 4/1/2029 (c)		2,028,000	2,017,282
			7,940,324
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)		420,000	388,096
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)		2,033,000	1,958,026
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (c)		445,000	452,692
C&S Group Enterprises LLC 5% 12/15/2028 (c)		1,603,000	1,316,539
Dollar Tree Inc 4% 5/15/2025		2,307,000	2,295,897
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)		2,304,000	2,412,128
Kroger Co/The 4.65% 9/15/2029		4,860,000	4,872,027
Kroger Co/The 4.9% 9/15/2031		4,860,000	4,884,088
Kroger Co/The 5% 9/15/2034		4,860,000	4,831,182
Performance Food Group Inc 5.5% 10/15/2027 (c)		1,118,000	1,111,716
Performance Food Group Inc 6.125% 9/15/2032 (c)		1,768,000	1,783,679
Sysco Corp 5.95% 4/1/2030		948,000	997,659
Sysco Corp 6.6% 4/1/2050		530,000	601,696
United Natural Foods Inc 6.75% 10/15/2028 (c)		726,000	714,543
US Foods Inc 4.75% 2/15/2029 (c)		1,400,000	1,350,798
US Foods Inc 5.75% 4/15/2033 (c)		642,000	633,896
US Foods Inc 6.875% 9/15/2028 (c)		814,000	841,079
Walgreens Boots Alliance Inc 8.125% 8/15/2029		440,000	443,048
			31,888,789
Food Products - 0.1%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)		545,000	575,674
Darling Ingredients Inc 6% 6/15/2030 (c)		43,000	42,850
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)		915,000	959,728
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)		400,000	421,927
JBS USA Food Co 3.625% 1/15/2032 (c)		80,000	71,291
Lamb Weston Holdings Inc 4.125% 1/31/2030 (c)		1,282,000	1,193,898
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)		1,970,000	1,803,875
Post Holdings Inc 4.5% 9/15/2031 (c)		283,000	257,711
Post Holdings Inc 4.625% 4/15/2030 (c)		871,000	816,709
Post Holdings Inc 5.5% 12/15/2029 (c)		1,455,000	1,418,837
Post Holdings Inc 6.25% 10/15/2034 (c)		613,000	605,757
Post Holdings Inc 6.25% 2/15/2032 (c)		1,130,000	1,141,725
Post Holdings Inc 6.375% 3/1/2033 (c)		645,000	642,485
			9,952,467
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (c)		470,000	477,418
Tobacco - 0.0%
Altria Group Inc 3.875% 9/16/2046		703,000	539,921
Altria Group Inc 4.25% 8/9/2042		448,000	374,615
Altria Group Inc 4.5% 5/2/2043		289,000	248,229
Altria Group Inc 4.8% 2/14/2029		86,000	85,878
Altria Group Inc 5.95% 2/14/2049		300,000	308,513
			1,557,156
TOTAL CONSUMER STAPLES			51,816,154

Energy - 2.8%
Energy Equipment & Services - 0.1%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)		1,490,000	1,510,369
Halliburton Co 3.8% 11/15/2025		2,000	1,980
Halliburton Co 4.85% 11/15/2035		55,000	53,964
Nabors Industries Inc 8.875% 8/15/2031 (c)		833,000	804,781
Nabors Industries Inc 9.125% 1/31/2030 (c)		511,000	531,266
Star Holding LLC 8.75% 8/1/2031 (c)		550,000	540,837
Transocean Aquila Ltd 8% 9/30/2028 (c)		341,292	350,322
Transocean Inc 8% 2/1/2027 (c)		2,288,000	2,287,030
Transocean Inc 8.25% 5/15/2029 (c)		1,164,000	1,174,667
Transocean Inc 8.5% 5/15/2031 (c)		580,000	588,185
Transocean Inc 8.75% 2/15/2030 (c)		335,750	349,765
Transocean Poseidon Ltd 6.875% 2/1/2027 (c)		540,000	542,719
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027		470,000	472,978
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (c)		1,402,000	1,436,360
Valaris Ltd 8.375% 4/30/2030 (c)		2,055,000	2,092,937
			12,738,160
Oil, Gas & Consumable Fuels - 2.7%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (c)		1,868,000	1,937,370
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (c)		541,000	529,514
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)		338,000	337,304
Blue Racer Midstream LLC / Blue Racer Finance Corp 7% 7/15/2029 (c)		221,000	227,466
Blue Racer Midstream LLC / Blue Racer Finance Corp 7.25% 7/15/2032 (c)		666,000	690,545
California Resources Corp 7.125% 2/1/2026 (c)		88,000	88,242
California Resources Corp 8.25% 6/15/2029 (c)		2,795,000	2,868,365
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (c)		332,000	339,642
Cheniere Energy Partners LP 5.75% 8/15/2034 (c)		1,416,000	1,445,535
CITGO Petroleum Corp 6.375% 6/15/2026 (c)		1,070,000	1,075,339
CITGO Petroleum Corp 7% 6/15/2025 (c)		1,203,000	1,204,476
CITGO Petroleum Corp 8.375% 1/15/2029 (c)		1,588,000	1,651,655
CNX Midstream Partners LP 4.75% 4/15/2030 (c)		983,000	915,509
CNX Resources Corp 6% 1/15/2029 (c)		248,000	248,102
CNX Resources Corp 7.25% 3/1/2032 (c)		1,782,000	1,849,547
CNX Resources Corp 7.375% 1/15/2031 (c)		480,000	497,999
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (c)		14,692,000	15,299,678
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (c)		5,440,000	5,734,074
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (c)		423,000	456,248
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (c)		762,000	842,589
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (c)		456,000	511,995
Comstock Resources Inc 5.875% 1/15/2030 (c)		1,995,000	1,881,093
Comstock Resources Inc 6.75% 3/1/2029 (c)(o)		990,000	976,108
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)		1,549,000	1,638,515
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (c)		391,000	396,553
CVR Energy Inc 5.75% 2/15/2028 (c)		3,192,000	3,020,334
CVR Energy Inc 8.5% 1/15/2029 (c)		1,924,000	1,890,857
DCP Midstream Operating LP 5.125% 5/15/2029		1,190,000	1,200,949
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)		2,388,000	2,400,602
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)		1,460,000	1,522,255
DT Midstream Inc 4.125% 6/15/2029 (c)		1,030,000	978,389
DT Midstream Inc 4.375% 6/15/2031 (c)		243,000	226,024
DT Midstream Inc 5.8% 12/15/2034 (c)(e)		695,000	707,269
Energy Transfer LP 3.75% 5/15/2030		56,521,000	53,331,822
Energy Transfer LP 4.95% 6/15/2028		291,000	293,033
Energy Transfer LP 5% 5/15/2050		5,380,000	4,798,953
Energy Transfer LP 5.25% 4/15/2029		3,592,000	3,645,140
Energy Transfer LP 5.4% 10/1/2047		14,983,000	14,096,334
Energy Transfer LP 5.8% 6/15/2038		159,000	162,103
Energy Transfer LP 6% 6/15/2048		2,386,000	2,416,463
Energy Transfer LP 6.25% 4/15/2049		109,000	114,199
Energy Transfer LP 6.55% 12/1/2033		2,000,000	2,166,250
Energy Transfer LP 7.375% 2/1/2031 (c)		7,098,000	7,475,003
Enterprise Products Operating LLC 3.7% 2/15/2026		5,310,000	5,256,579
EQM Midstream Partners LP 4.75% 1/15/2031 (c)(o)		434,000	416,692
EQM Midstream Partners LP 6.5% 7/1/2027 (c)		195,000	199,795
EQM Midstream Partners LP 7.5% 6/1/2027 (c)		425,000	436,649
Expand Energy Corp 4.75% 2/1/2032		1,272,000	1,210,491
Exxon Mobil Corp 3.482% 3/19/2030		2,903,000	2,766,576
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		1,725,000	1,730,178
Global Partners LP / GLP Finance Corp 7% 8/1/2027		1,661,000	1,673,768
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (c)		200,000	209,914
Harvest Midstream I LP 7.5% 5/15/2032 (c)		1,104,000	1,134,439
Harvest Midstream I LP 7.5% 9/1/2028 (c)		1,290,000	1,319,681
Hess Corp 5.6% 2/15/2041		8,167,000	8,337,048
Hess Corp 5.8% 4/1/2047		393,000	409,059
Hess Corp 7.125% 3/15/2033		12,189,000	13,839,704
Hess Corp 7.3% 8/15/2031		5,222,000	5,931,937
Hess Corp 7.875% 10/1/2029		303,000	343,385
Hess Midstream Operations LP 4.25% 2/15/2030 (c)		836,000	786,071
Hess Midstream Operations LP 5.125% 6/15/2028 (c)		1,735,000	1,701,557
Hess Midstream Operations LP 5.625% 2/15/2026 (c)		2,209,000	2,206,233
Hess Midstream Operations LP 6.5% 6/1/2029 (c)		550,000	562,478
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)		805,000	829,668
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (c)		1,370,000	1,454,538
Kinder Morgan Energy Partners LP 5.5% 3/1/2044		287,000	278,064
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		13,000	14,090
Kinder Morgan Inc 5.05% 2/15/2046		34,000	31,035
Kinder Morgan Inc 5.55% 6/1/2045		193,000	188,472
Kinetik Holdings LP 5.875% 6/15/2030 (c)		1,191,000	1,188,531
Kinetik Holdings LP 6.625% 12/15/2028 (c)		1,421,000	1,454,958
Matador Resources Co 6.25% 4/15/2033 (c)		435,000	428,994
Matador Resources Co 6.5% 4/15/2032 (c)		1,010,000	1,012,511
Mesquite Energy Inc 7.25% (c)(h)(i)		269,000	0
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)		1,937,000	1,904,030
MPLX LP 2.65% 8/15/2030		25,396,000	22,525,865
MPLX LP 4.8% 2/15/2029		83,000	83,008
MPLX LP 4.875% 12/1/2024		160,000	160,000
MPLX LP 4.95% 9/1/2032		14,376,000	14,182,819
MPLX LP 5.5% 2/15/2049		249,000	240,614
MPLX LP 5.5% 6/1/2034		2,000,000	2,023,022
Murphy Oil Corp 6% 10/1/2032		1,090,000	1,067,148
Murphy Oil USA Inc 3.75% 2/15/2031 (c)		817,000	731,168
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)		1,624,000	1,660,170
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)		482,000	507,028
Occidental Petroleum Corp 4.2% 3/15/2048		2,146,000	1,607,778
Occidental Petroleum Corp 4.4% 4/15/2046		800,000	625,932
Occidental Petroleum Corp 5.375% 1/1/2032		2,000,000	1,989,753
Occidental Petroleum Corp 5.55% 3/15/2026		1,088,000	1,093,722
Occidental Petroleum Corp 6.2% 3/15/2040		150,000	153,564
Occidental Petroleum Corp 6.45% 9/15/2036		2,516,000	2,643,551
Occidental Petroleum Corp 6.6% 3/15/2046		216,000	227,501
Occidental Petroleum Corp 7.5% 5/1/2031		51,958,500	57,872,677
ONEOK Inc 4.25% 9/24/2027		2,558,000	2,530,941
ONEOK Inc 4.4% 10/15/2029		2,975,000	2,922,933
ONEOK Inc 4.75% 10/15/2031		7,165,000	7,065,039
Ovintiv Inc 5.15% 11/15/2041		1,386,000	1,205,712
Ovintiv Inc 6.625% 8/15/2037		1,341,000	1,429,941
Ovintiv Inc 7.375% 11/1/2031		290,000	321,936
Ovintiv Inc 8.125% 9/15/2030		652,000	741,387
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028 (o)		702,000	694,586
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)		2,271,000	2,330,981
Permian Resources Operating LLC 5.875% 7/1/2029 (c)		2,071,000	2,060,635
Permian Resources Operating LLC 6.25% 2/1/2033 (c)		295,000	297,209
Permian Resources Operating LLC 7% 1/15/2032 (c)		275,000	283,128
Phillips 66 3.85% 4/9/2025		98,000	97,599
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		7,442,000	6,998,696
Prairie Acquiror LP 9% 8/1/2029 (c)		135,000	139,717
Rockies Express Pipeline LLC 4.95% 7/15/2029 (c)		1,460,000	1,396,436
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		2,431,000	2,385,562
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)		511,000	533,512
SM Energy Co 6.75% 8/1/2029 (c)		918,000	924,620
SM Energy Co 7% 8/1/2032 (c)		145,000	145,722
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		1,165,000	1,111,391
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		1,888,000	1,890,167
Sunoco LP 7% 5/1/2029 (c)		343,000	354,962
Sunoco LP 7.25% 5/1/2032 (c)		370,000	387,150
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)		1,938,000	1,884,763
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (c)		4,877,000	4,616,178
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)		428,000	427,952
Talos Production Inc 9.375% 2/1/2031 (c)(o)		1,438,000	1,510,450
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		3,584,000	3,309,355
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050		542,000	427,662
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026		2,260,000	2,243,194
Western Gas Partners LP 4.05% 2/1/2030 (f)		23,243,000	22,072,185
Western Gas Partners LP 4.5% 3/1/2028		400,000	392,826
Western Gas Partners LP 4.65% 7/1/2026		96,000	95,431
Western Gas Partners LP 4.75% 8/15/2028		180,000	177,872
Western Gas Partners LP 5.3% 3/1/2048		2,495,000	2,205,467
Williams Cos Inc/The 3.5% 11/15/2030		51,855,000	48,294,773
Williams Cos Inc/The 3.9% 1/15/2025		521,000	520,267
Williams Cos Inc/The 4% 9/15/2025		180,000	178,847
Williams Cos Inc/The 4.65% 8/15/2032		3,353,000	3,263,111
Williams Cos Inc/The 5.15% 3/15/2034		2,000,000	1,995,655
Williams Cos Inc/The 5.3% 8/15/2052		406,000	392,024
Williams Cos Inc/The 5.4% 3/2/2026		1,365,000	1,374,856
			446,374,717
TOTAL ENERGY			459,112,877

Financials - 10.0%
Banks - 4.8%
Bank of America Corp 2.299% 7/21/2032 (d)		9,603,000	8,154,440
Bank of America Corp 2.592% 4/29/2031 (d)		64,720,000	57,749,711
Bank of America Corp 3.419% 12/20/2028 (d)		112,475,000	108,094,068
Bank of America Corp 4.25% 10/22/2026		2,667,000	2,643,018
Bank of America Corp 5.015% 7/22/2033 (d)		21,536,000	21,616,657
Bank of America Corp 5.468% 1/23/2035 (d)		14,000,000	14,381,388
Citigroup Inc 3.875% 3/26/2025		2,657,000	2,648,136
Citigroup Inc 4.3% 11/20/2026		5,255,000	5,209,421
Citigroup Inc 4.4% 6/10/2025		556,000	554,527
Citigroup Inc 4.412% 3/31/2031 (d)		45,284,000	44,117,729
Citigroup Inc 4.45% 9/29/2027		728,000	720,207
Citigroup Inc 4.658% 5/24/2028 (d)		72,895,000	72,646,686
Citigroup Inc 4.91% 5/24/2033 (d)		9,211,000	9,098,051
Citigroup Inc 5.449% 6/11/2035 (d)		7,000,000	7,157,633
First-Citizens Bank & Trust Co 6.125% 3/9/2028		174,000	180,335
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (c)		909,000	878,514
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)		675,000	703,786
JPMorgan Chase & Co 2.739% 10/15/2030 (d)		6,745,000	6,137,328
JPMorgan Chase & Co 2.956% 5/13/2031 (d)		2,101,000	1,899,312
JPMorgan Chase & Co 3.761% 3/21/2034 (d)(r)	EUR	650,000	715,183
JPMorgan Chase & Co 4.452% 12/5/2029 (d)		104,301,000	102,970,746
JPMorgan Chase & Co 4.493% 3/24/2031 (d)		90,418,000	89,031,325
JPMorgan Chase & Co 4.586% 4/26/2033 (d)		7,721,000	7,537,619
JPMorgan Chase & Co 4.912% 7/25/2033 (d)		10,668,000	10,658,444
JPMorgan Chase & Co 4.946% 10/22/2035 (d)		12,000,000	11,901,979
JPMorgan Chase & Co 5.299% 7/24/2029 (d)		9,935,000	10,105,880
JPMorgan Chase & Co 5.717% 9/14/2033 (d)		9,408,000	9,749,822
Synchrony Bank 5.4% 8/22/2025		1,668,000	1,669,594
Synchrony Bank 5.625% 8/23/2027		1,510,000	1,525,519
Wells Fargo & Co 3.526% 3/24/2028 (d)		78,741,000	76,543,330
Wells Fargo & Co 4.478% 4/4/2031 (d)		63,537,000	62,324,957
Wells Fargo & Co 4.897% 7/25/2033 (d)		15,779,000	15,599,527
Wells Fargo & Co 5.013% 4/4/2051 (d)		2,888,000	2,744,171
Wells Fargo & Co 5.499% 1/23/2035 (d)		7,864,000	8,059,422
Wells Fargo & Co 5.574% 7/25/2029 (d)		10,020,000	10,272,327
Wells Fargo & Co 6.303% 10/23/2029 (d)		7,336,000	7,715,311
Western Alliance Bancorp 3% 6/15/2031 (d)		2,476,000	2,340,563
			796,056,666
Capital Markets - 2.6%
Ares Capital Corp 2.15% 7/15/2026		7,000,000	6,666,465
Ares Capital Corp 3.875% 1/15/2026		2,302,000	2,270,878
Ares Strategic Income Fund 5.7% 3/15/2028 (c)		14,471,000	14,521,775
AssuredPartners Inc 5.625% 1/15/2029 (c)		860,000	816,836
AssuredPartners Inc 7.5% 2/15/2032 (c)		1,401,000	1,425,213
Athene Global Funding 5.339% 1/15/2027 (c)		9,339,000	9,423,310
Athene Global Funding 5.583% 1/9/2029 (c)		22,193,000	22,641,455
Blackstone Private Credit Fund 4.7% 3/24/2025		6,807,000	6,790,149
Blackstone Private Credit Fund 4.875% 4/14/2026 (r)	GBP	905,000	1,133,842
Blackstone Private Credit Fund 5.6% 11/22/2029 (c)		20,000,000	19,899,568
Blackstone Private Credit Fund 7.05% 9/29/2025		6,813,000	6,920,000
Coinbase Global Inc 3.625% 10/1/2031 (c)		990,000	859,400
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)		51,105,000	43,601,828
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)		7,834,000	6,907,696
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (d)		80,410,000	78,263,283
Goldman Sachs Group Inc/The 3.75% 5/22/2025		200,000	199,080
Goldman Sachs Group Inc/The 3.8% 3/15/2030		5,655,000	5,380,823
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (d)		6,641,000	6,431,247
Goldman Sachs Group Inc/The 4.25% 10/21/2025		554,000	551,217
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (d)		2,000,000	1,976,576
Goldman Sachs Group Inc/The 6.75% 10/1/2037		6,606,000	7,315,560
Hightower Holding LLC 6.75% 4/15/2029 (c)		411,000	410,941
Hightower Holding LLC 9.125% 1/31/2030 (c)		1,745,000	1,846,282
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (c)		868,000	826,160
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)		1,361,000	1,366,504
Jane Street Group / JSG Finance Inc 7.125% 4/30/2031 (c)		807,000	839,782
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (c)		610,000	570,222
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)		850,000	855,282
Moody's Corp 3.25% 1/15/2028		108,000	104,198
Moody's Corp 3.75% 3/24/2025		822,000	819,037
Morgan Stanley 2.699% 1/22/2031 (d)		5,072,000	4,569,117
Morgan Stanley 3.622% 4/1/2031 (d)		56,053,000	52,735,853
Morgan Stanley 3.955% 3/21/2035 (d)	EUR	650,000	720,967
Morgan Stanley 4.35% 9/8/2026		2,767,000	2,746,644
Morgan Stanley 4.431% 1/23/2030 (d)		91,117,000	89,732,524
Morgan Stanley 4.889% 7/20/2033 (d)		13,540,000	13,403,372
Morgan Stanley 5.32% 7/19/2035 (d)		7,000,000	7,101,903
Morgan Stanley 5.449% 7/20/2029 (d)		5,946,000	6,074,586
Sixth Street Specialty Lending Inc 6.125% 3/1/2029		2,332,000	2,372,645
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)		1,486,000	1,532,568
			432,624,788
Consumer Finance - 1.2%
Ally Financial Inc 4.75% 6/9/2027		2,500,000	2,494,749
Ally Financial Inc 5.75% 11/20/2025		4,974,000	4,995,412
Ally Financial Inc 5.8% 5/1/2025		832,000	833,562
Ally Financial Inc 6.7% 2/14/2033		2,903,000	2,993,674
Ally Financial Inc 7.1% 11/15/2027		25,628,000	27,134,270
Ally Financial Inc 8% 11/1/2031		20,580,000	23,128,810
Capital One Financial Corp 2.636% 3/3/2026 (d)		1,228,000	1,220,431
Capital One Financial Corp 3.273% 3/1/2030 (d)		5,471,000	5,092,149
Capital One Financial Corp 3.65% 5/11/2027		5,794,000	5,649,516
Capital One Financial Corp 3.8% 1/31/2028		744,000	720,736
Capital One Financial Corp 4.927% 5/10/2028 (d)		2,886,000	2,886,615
Capital One Financial Corp 4.985% 7/24/2026 (d)		1,758,000	1,757,458
Capital One Financial Corp 5.247% 7/26/2030 (d)		35,590,000	35,781,075
Capital One Financial Corp 7.624% 10/30/2031 (d)		26,446,000	29,567,166
Discover Financial Services 3.75% 3/4/2025		586,000	583,991
Discover Financial Services 4.1% 2/9/2027		197,000	194,371
Discover Financial Services 4.5% 1/30/2026		5,267,000	5,243,794
Encore Capital Group Inc 8.5% 5/15/2030 (c)		1,240,000	1,312,652
Encore Capital Group Inc 9.25% 4/1/2029 (c)		1,503,000	1,614,949
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	500,000	545,827
Ford Motor Credit Co LLC 5.113% 5/3/2029		4,984,000	4,899,389
Ford Motor Credit Co LLC 5.8% 3/8/2029		2,000,000	2,019,761
Ford Motor Credit Co LLC 6.05% 3/5/2031		8,975,000	9,155,110
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	370,000	478,951
Ford Motor Credit Co LLC 7.122% 11/7/2033		16,500,000	17,742,034
Navient Corp 4.875% 3/15/2028		130,000	124,721
Navient Corp 5% 3/15/2027		130,000	128,263
Navient Corp 5.625% 8/1/2033		1,172,000	1,046,689
OneMain Finance Corp 3.5% 1/15/2027		2,556,000	2,455,529
OneMain Finance Corp 3.875% 9/15/2028		1,350,000	1,259,367
OneMain Finance Corp 4% 9/15/2030 (o)		1,136,000	1,020,470
OneMain Finance Corp 6.625% 5/15/2029		185,000	188,755
OneMain Finance Corp 7.125% 11/15/2031		65,000	66,955
OneMain Finance Corp 7.125% 3/15/2026		868,000	886,746
OneMain Finance Corp 7.5% 5/15/2031		297,000	309,237
OneMain Finance Corp 9% 1/15/2029		1,897,000	2,018,981
PRA Group Inc 8.875% 1/31/2030 (c)		833,000	875,569
SLM Corp 4.2% 10/29/2025		763,000	752,036
Synchrony Financial 3.95% 12/1/2027		1,916,000	1,850,180
Synchrony Financial 5.15% 3/19/2029		1,504,000	1,492,163
			202,522,113
Financial Services - 1.2%
Block Inc 3.5% 6/1/2031		2,647,000	2,378,020
Block Inc 6.5% 5/15/2032 (c)		2,598,000	2,665,482
Boost Newco Borrower LLC 7.5% 1/15/2031 (c)		2,462,000	2,600,209
Corebridge Financial Inc 3.5% 4/4/2025		575,000	572,115
Corebridge Financial Inc 3.65% 4/5/2027		1,926,000	1,878,695
Corebridge Financial Inc 3.85% 4/5/2029		31,300,000	30,203,160
Corebridge Financial Inc 3.9% 4/5/2032		27,414,000	25,448,188
Corebridge Financial Inc 4.35% 4/5/2042		218,000	188,742
Corebridge Financial Inc 4.4% 4/5/2052		644,000	540,389
Equitable Holdings Inc 4.35% 4/20/2028		5,256,000	5,185,411
Equitable Holdings Inc 4.572% 2/15/2029 (c)		132,000	129,530
GN Bondco LLC 9.5% 10/15/2031 (c)(o)		647,000	688,596
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)		505,000	517,921
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		4,503,000	3,889,305
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,399,000	1,344,865
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		2,069,000	2,039,001
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		725,000	719,661
Jackson Financial Inc 3.125% 11/23/2031		1,658,000	1,436,968
Jackson Financial Inc 5.17% 6/8/2027		818,000	824,678
Jackson Financial Inc 5.67% 6/8/2032		7,078,000	7,258,989
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027		2,610,000	2,478,226
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		5,477,000	4,657,499
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028		3,247,000	3,254,595
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030		69,279,000	69,813,735
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033		9,984,000	10,178,081
NCR Atleos Corp 9.5% 4/1/2029 (c)		590,000	645,643
NFE Financing LLC 12% 11/15/2029 (c)		9,310,001	9,333,276
PHH Escrow Issuer LLC 9.875% 11/1/2029 (c)		890,000	861,440
Pine Street Trust II 5.568% 2/15/2049 (c)		800,000	778,918
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)		1,546,000	1,598,842
Windstream Services LLC / Windstream Escrow Finance Corp 7.75% 8/15/2028 (c)		1,940,000	1,955,221
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)		710,000	741,297
			196,806,698
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (c)		624,000	591,008
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (c)		600,000	574,821
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)		290,000	295,482
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (c)		242,000	248,634
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (c)		290,000	301,815
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (c)		420,000	400,201
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)		354,000	354,009
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (c)		2,024,000	2,016,390
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)		451,000	455,381
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (c)		475,000	482,354
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (c)		753,000	757,538
American International Group Inc 3.4% 6/30/2030		2,180,000	2,029,240
AmWINS Group Inc 4.875% 6/30/2029 (c)		2,998,000	2,839,273
AmWINS Group Inc 6.375% 2/15/2029 (c)		554,000	559,334
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)		2,020,000	2,042,725
Five Corners Funding Trust II 2.85% 5/15/2030 (c)		9,082,000	8,211,779
Hartford Financial Services Group Inc/The 4.3% 4/15/2043		604,000	532,275
HUB International Ltd 7.25% 6/15/2030 (c)		713,000	739,606
Liberty Mutual Group Inc 4.569% 2/1/2029 (c)		130,000	128,408
Marsh & McLennan Cos Inc 4.375% 3/15/2029		2,310,000	2,291,543
Marsh & McLennan Cos Inc 4.75% 3/15/2039		1,134,000	1,088,420
Pacific LifeCorp 5.125% 1/30/2043 (c)		554,000	532,530
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)		1,850,000	1,895,016
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (c)		1,852,000	1,729,633
Unum Group 3.875% 11/5/2025		349,000	345,659
Unum Group 4% 6/15/2029		2,474,000	2,403,151
			33,846,225
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 6.25% 10/15/2025 (c)		466,000	466,001
Rithm Capital Corp 8% 4/1/2029 (c)		220,000	220,513
Starwood Property Trust Inc 3.625% 7/15/2026 (c)		145,000	139,947
Starwood Property Trust Inc 3.75% 12/31/2024 (c)		310,000	309,774
Starwood Property Trust Inc 4.75% 3/15/2025		90,000	90,028
Starwood Property Trust Inc 6% 4/15/2030 (c)		645,000	636,752
Starwood Property Trust Inc 7.25% 4/1/2029 (c)		1,494,000	1,538,383
			3,401,398
TOTAL FINANCIALS			1,665,257,888

Health Care - 1.6%
Biotechnology - 0.2%
Amgen Inc 5.25% 3/2/2030		27,282,000	27,892,831
Amgen Inc 5.25% 3/2/2033		6,069,000	6,167,577
Amgen Inc 5.6% 3/2/2043		1,432,000	1,453,519
Amgen Inc 5.65% 3/2/2053		712,000	726,239
Amgen Inc 5.75% 3/2/2063		1,297,000	1,320,410
Emergent BioSolutions Inc 3.875% 8/15/2028 (c)		1,223,000	984,554
			38,545,130
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (c)		1,477,000	1,365,443
Avantor Funding Inc 3.875% 11/1/2029 (c)		478,000	443,873
Avantor Funding Inc 4.625% 7/15/2028 (c)		560,000	541,041
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)		4,320,000	4,400,212
Sotera Health Holdings LLC 7.375% 6/1/2031 (c)		545,000	553,881
			7,304,450
Health Care Providers & Services - 1.3%
Akumin Inc 8% 8/1/2028 (c)		415,000	344,450
Centene Corp 2.45% 7/15/2028		7,705,000	6,966,526
Centene Corp 2.625% 8/1/2031		1,763,000	1,473,433
Centene Corp 3.375% 2/15/2030		21,268,000	19,155,534
Centene Corp 4.25% 12/15/2027		1,421,000	1,374,118
Centene Corp 4.625% 12/15/2029		10,572,000	10,136,212
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)		4,011,000	3,256,563
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)		2,588,000	2,209,052
CHS/Community Health Systems Inc 6.875% 4/15/2029 (c)		1,995,000	1,607,518
Cigna Group/The 3.05% 10/15/2027		300,000	288,295
Cigna Group/The 4.8% 8/15/2038		2,231,000	2,112,027
Cigna Group/The 4.9% 12/15/2048		268,000	243,874
CVS Health Corp 3% 8/15/2026		69,000	66,902
CVS Health Corp 3.625% 4/1/2027		281,000	273,740
CVS Health Corp 4.3% 3/25/2028		28,101,000	27,561,967
CVS Health Corp 4.78% 3/25/2038		1,315,000	1,194,463
CVS Health Corp 5% 1/30/2029		3,413,000	3,422,414
CVS Health Corp 5.25% 1/30/2031		11,334,000	11,361,536
CVS Health Corp 5.55% 6/1/2031		2,500,000	2,540,603
DaVita Inc 3.75% 2/15/2031 (c)		609,000	538,632
DaVita Inc 4.625% 6/1/2030 (c)		2,678,000	2,508,432
DaVita Inc 6.875% 9/1/2032 (c)		1,463,000	1,511,064
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)		1,256,000	1,283,020
HCA Inc 3.5% 9/1/2030		38,826,000	35,813,645
HCA Inc 3.625% 3/15/2032		2,194,000	1,977,950
HCA Inc 5.45% 9/15/2034		2,000,000	1,997,962
HCA Inc 5.625% 9/1/2028		1,082,000	1,104,968
HCA Inc 5.875% 2/1/2029		2,361,000	2,428,927
Humana Inc 3.7% 3/23/2029		981,000	935,030
Humana Inc 5.375% 4/15/2031		6,629,000	6,698,157
LifePoint Health Inc 10% 6/1/2032 (c)		789,000	825,697
Modivcare Inc 5% 10/1/2029 (c)		1,649,000	1,130,704
Molina Healthcare Inc 6.25% 1/15/2033 (c)		1,954,000	1,970,584
Pediatrix Medical Group Inc 5.375% 2/15/2030 (c)		1,170,000	1,131,338
Prime Healthcare Services Inc 9.375% 9/1/2029 (c)		1,144,000	1,161,952
Radiology Partners Inc 7.775% 1/31/2029 pay-in-kind (c)(d)		1,431,954	1,424,794
Sabra Health Care LP 3.2% 12/1/2031		27,200,000	23,811,748
Select Medical Corp 6.25% 12/1/2032 (c)(e)		1,820,000	1,823,614
Surgery Center Holdings Inc 7.25% 4/15/2032 (c)		1,393,000	1,431,909
Tenet Healthcare Corp 4.25% 6/1/2029		1,528,000	1,442,943
Tenet Healthcare Corp 4.375% 1/15/2030		1,211,000	1,134,578
Tenet Healthcare Corp 4.625% 6/15/2028		115,000	111,588
Tenet Healthcare Corp 6.125% 10/1/2028		4,440,000	4,450,507
Tenet Healthcare Corp 6.125% 6/15/2030		1,746,000	1,754,935
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		154,000	151,300
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)		435,000	451,515
			196,596,720
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (c)(o)		446,000	440,370
IQVIA Inc 5% 5/15/2027 (c)		36,000	35,597
IQVIA Inc 6.5% 5/15/2030 (c)		976,000	1,001,892
			1,477,859
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)		936,000	867,081
Charles River Laboratories International Inc 4% 3/15/2031 (c)		1,251,000	1,131,530
			1,998,611
Pharmaceuticals - 0.1%
Bausch Health Americas Inc 9.25% 4/1/2026 (c)		894,000	864,945
Bausch Health Cos Inc 11% 9/30/2028 (c)		585,000	573,285
Bausch Health Cos Inc 4.875% 6/1/2028 (c)		850,000	703,432
Bausch Health Cos Inc 5.25% 1/30/2030 (c)		555,000	310,800
Bausch Health Cos Inc 5.5% 11/1/2025 (c)		4,035,000	3,946,271
Bausch Health Cos Inc 9% 12/15/2025 (c)		615,000	602,728
Catalent Pharma Solutions Inc 3.5% 4/1/2030 (c)		922,000	907,866
Elanco Animal Health Inc 6.65% 8/28/2028 (d)		92,000	94,959
Jazz Securities DAC 4.375% 1/15/2029 (c)		1,013,000	962,141
Mylan Inc 4.55% 4/15/2028		5,345,000	5,271,803
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)(o)		3,224,000	2,951,246
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (c)		552,000	556,183
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (c)		265,000	273,618
Utah Acquisition Sub Inc 3.95% 6/15/2026		55,000	54,150
			18,073,427
TOTAL HEALTH CARE			263,996,197

Industrials - 0.9%
Aerospace & Defense - 0.5%
Boeing Co 3.55% 3/1/2038		636,000	493,030
Boeing Co 5.15% 5/1/2030		22,826,000	22,727,888
Boeing Co 5.705% 5/1/2040		550,000	533,285
Boeing Co 5.805% 5/1/2050		2,175,000	2,079,630
Boeing Co 5.93% 5/1/2060		12,659,000	11,968,669
Boeing Co 6.259% 5/1/2027 (c)		741,000	759,334
Boeing Co 6.298% 5/1/2029 (c)		2,317,000	2,413,323
Boeing Co 6.388% 5/1/2031 (c)		9,603,000	10,115,263
Boeing Co 6.528% 5/1/2034 (c)		1,716,000	1,824,614
Boeing Co 6.858% 5/1/2054 (c)		2,583,000	2,805,212
Boeing Co 7.008% 5/1/2064 (c)		2,438,000	2,654,733
BWX Technologies Inc 4.125% 6/30/2028 (c)		1,485,000	1,410,246
Spirit AeroSystems Inc 9.75% 11/15/2030 (c)		1,337,000	1,485,276
TransDigm Inc 5.5% 11/15/2027		2,650,000	2,623,500
TransDigm Inc 6% 1/15/2033 (c)		675,000	674,936
TransDigm Inc 6.375% 3/1/2029 (c)		2,567,000	2,608,833
TransDigm Inc 6.625% 3/1/2032 (c)(o)		552,000	565,408
TransDigm Inc 6.75% 8/15/2028 (c)		5,573,000	5,684,232
TransDigm Inc 7.125% 12/1/2031 (c)		338,000	351,329
			73,778,741
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (c)(o)		3,180,000	3,221,737
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)		1,160,000	1,141,530
Builders FirstSource Inc 4.25% 2/1/2032 (c)		1,451,000	1,321,765
Builders FirstSource Inc 6.375% 3/1/2034 (c)		670,000	682,831
Carrier Global Corp 4.5% 11/29/2032	EUR	535,000	611,339
Carrier Global Corp 5.9% 3/15/2034		527,000	557,733
Carrier Global Corp 6.2% 3/15/2054		301,000	336,439
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (c)		3,265,000	3,301,082
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (c)		536,000	549,720
Masterbrand Inc 7% 7/15/2032 (c)		315,000	323,037
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (c)		345,000	351,201
Oscar AcquisitionCo LLC / Oscar Finance Inc 9.5% 4/15/2030 (c)		1,746,000	1,663,159
			10,839,836
Commercial Services & Supplies - 0.3%
ADT Security Corp/The 4.125% 8/1/2029 (c)		1,254,000	1,174,849
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (c)		1,832,000	1,681,238
Allied Universal Holdco LLC / Allied Universal Finance Corp 9.75% 7/15/2027 (c)		1,937,000	1,954,243
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)		2,078,000	2,127,861
Artera Services LLC 8.5% 2/15/2031 (c)		5,784,000	5,747,327
Brand Industrial Services Inc 10.375% 8/1/2030 (c)		2,901,000	3,077,709
Clean Harbors Inc 6.375% 2/1/2031 (c)		477,000	485,545
CoreCivic Inc 4.75% 10/15/2027		785,000	761,615
CoreCivic Inc 8.25% 4/15/2029		3,560,000	3,780,739
GEO Group Inc/The 10.25% 4/15/2031		1,538,000	1,683,645
GEO Group Inc/The 8.625% 4/15/2029		1,433,000	1,515,711
GFL Environmental Inc 3.5% 9/1/2028 (c)		495,000	467,458
GFL Environmental Inc 6.75% 1/15/2031 (c)		1,690,000	1,752,604
Madison IAQ LLC 5.875% 6/30/2029 (c)		2,199,000	2,099,995
Neptune Bidco US Inc 9.29% 4/15/2029 (c)		1,130,000	1,048,556
Reworld Holding Corp 4.875% 12/1/2029 (c)		2,161,000	2,039,594
Williams Scotsman Inc 6.625% 6/15/2029 (c)		1,210,000	1,230,770
			32,629,459
Construction & Engineering - 0.0%
Pike Corp 5.5% 9/1/2028 (c)		1,447,000	1,416,021
Pike Corp 8.625% 1/31/2031 (c)		2,089,000	2,234,952
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (c)		2,127,000	2,174,891
			5,825,864
Electrical Equipment - 0.0%
Regal Rexnord Corp 6.3% 2/15/2030		2,603,000	2,714,949
Sensata Technologies BV 4% 4/15/2029 (c)		1,817,000	1,694,455
			4,409,404
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.75% 7/15/2027 (c)		50,000	49,689
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (c)		231,000	240,285
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)		1,891,000	1,901,406
XPO Inc 6.25% 6/1/2028 (c)		478,000	485,009
XPO Inc 7.125% 2/1/2032 (c)		1,478,000	1,540,811
			4,217,200
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.75% 6/15/2029 (c)		1,147,000	1,097,905
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 5.25% 10/1/2025 (c)		301,000	300,716
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (c)		590,000	611,156
			2,009,777
Machinery - 0.0%
Mueller Water Products Inc 4% 6/15/2029 (c)		537,000	501,122
Passenger Airlines - 0.0%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (c)		878,000	899,277
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (c)		385,000	406,788
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)		1,645,500	1,644,732
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (c)		250,000	248,731
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (c)		1,160,000	1,220,353
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (c)		605,000	470,388
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (c)		303,000	235,582
			5,125,851
Professional Services - 0.0%
Amentum Holdings Inc 7.25% 8/1/2032 (c)		1,558,000	1,600,468
Corelogic Inc 4.5% 5/1/2028 (c)		1,744,000	1,625,292
TriNet Group Inc 3.5% 3/1/2029 (c)		1,084,000	995,164
TriNet Group Inc 7.125% 8/15/2031 (c)		2,013,000	2,069,896
			6,290,820
Trading Companies & Distributors - 0.0%
Air Lease Corp 3.375% 7/1/2025		1,164,000	1,153,941
Beacon Roofing Supply Inc 6.5% 8/1/2030 (c)		1,001,000	1,025,801
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (c)		12,000	11,853
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (c)		618,000	638,329
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)		1,410,000	1,497,172
Foundation Building Materials Inc 6% 3/1/2029 (c)		414,000	370,299
United Rentals North America Inc 6.125% 3/15/2034 (c)		2,295,000	2,329,221
			7,026,616
TOTAL INDUSTRIALS			155,876,427

Information Technology - 0.8%
Communications Equipment - 0.0%
CommScope LLC 4.75% 9/1/2029 (c)		955,000	790,262
CommScope LLC 6% 3/1/2026 (c)		1,197,000	1,175,533
Viasat Inc 5.625% 9/15/2025 (c)		2,387,000	2,370,947
Viasat Inc 7.5% 5/30/2031 (c)		675,000	457,559
			4,794,301
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (c)		2,633,000	2,539,878
CPI CG Inc 10% 7/15/2029 (c)		320,000	338,556
Dell International LLC / EMC Corp 5.3% 10/1/2029		2,400,000	2,451,731
Dell International LLC / EMC Corp 6.2% 7/15/2030		415,000	440,865
Insight Enterprises Inc 6.625% 5/15/2032 (c)		727,000	743,678
Lightning Power LLC 7.25% 8/15/2032 (c)		1,403,000	1,462,525
Sensata Technologies Inc 6.625% 7/15/2032 (c)		625,000	637,690
TTM Technologies Inc 4% 3/1/2029 (c)		949,000	887,087
			9,502,010
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)		1,120,000	1,017,768
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)		1,373,000	1,337,989
Ahead DB Holdings LLC 6.625% 5/1/2028 (c)		450,000	445,946
ASGN Inc 4.625% 5/15/2028 (c)		1,474,000	1,411,271
Cogent Communications Group Inc / Cogent Communications Finance Inc 7% 6/15/2027 (c)		1,756,000	1,773,384
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)		950,000	881,026
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (c)		1,921,000	1,902,196
Virtusa Corp 7.125% 12/15/2028 (c)		86,000	83,080
			8,852,660
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028 (c)		708,000	650,748
Broadcom Inc 2.45% 2/15/2031 (c)		46,528,000	40,581,700
Broadcom Inc 2.6% 2/15/2033 (c)		43,656,000	36,573,974
Broadcom Inc 3.187% 11/15/2036 (c)		3,177,000	2,611,691
Broadcom Inc 3.5% 2/15/2041 (c)		2,339,000	1,872,310
Entegris Inc 3.625% 5/1/2029 (c)		2,325,000	2,140,949
Entegris Inc 4.375% 4/15/2028 (c)		300,000	287,473
Entegris Inc 4.75% 4/15/2029 (c)		1,917,000	1,858,159
Entegris Inc 5.95% 6/15/2030 (c)		2,781,000	2,785,675
ON Semiconductor Corp 3.875% 9/1/2028 (c)		1,041,000	985,949
Wolfspeed Inc 4.2917% 6/23/2030 pay-in-kind (c)(d)(h)(j)		1,255,000	1,207,937
			91,556,565
Software - 0.1%
Cloud Software Group Inc 6.5% 3/31/2029 (c)		530,000	520,649
Cloud Software Group Inc 8.25% 6/30/2032 (c)		2,501,000	2,605,758
Cloud Software Group Inc 9% 9/30/2029 (c)		5,437,000	5,504,376
Elastic NV 4.125% 7/15/2029 (c)		1,072,000	1,002,423
Gen Digital Inc 5% 4/15/2025 (c)		867,000	864,636
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)		580,000	592,318
McAfee Corp 7.375% 2/15/2030 (c)		1,391,000	1,352,568
Oracle Corp 1.65% 3/25/2026		1,381,000	1,327,671
Oracle Corp 2.3% 3/25/2028		2,182,000	2,030,048
UKG Inc 6.875% 2/1/2031 (c)		1,664,000	1,710,103
			17,510,550
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman 5.75% 12/1/2034		1,045,000	1,038,210
Seagate HDD Cayman 8.25% 12/15/2029		664,000	712,373
Seagate HDD Cayman 8.5% 7/15/2031		289,000	311,620
Western Digital Corp 2.85% 2/1/2029		2,233,000	1,999,156
Western Digital Corp 3.1% 2/1/2032		350,000	295,833
Western Digital Corp 4.75% 2/15/2026		180,000	178,616
			4,535,808
TOTAL INFORMATION TECHNOLOGY			136,751,894

Materials - 0.5%
Chemicals - 0.3%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (c)		460,000	482,402
Celanese US Holdings LLC 6.6% 11/15/2028		2,137,000	2,212,670
Celanese US Holdings LLC 6.8% 11/15/2030		17,417,000	18,341,477
Celanese US Holdings LLC 6.95% 11/15/2033		1,460,000	1,561,610
Chemours Co/The 4.625% 11/15/2029 (c)		968,000	864,178
Chemours Co/The 5.375% 5/15/2027		2,729,000	2,682,454
Chemours Co/The 5.75% 11/15/2028 (c)		1,730,000	1,637,137
Chemours Co/The 8% 1/15/2033 (c)		940,000	945,241
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (c)		970,000	944,297
GPD Cos Inc 10.125% 4/1/2026 (c)		565,000	544,352
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)		1,581,405	1,332,334
LSB Industries Inc 6.25% 10/15/2028 (c)		410,000	398,453
Mativ Holdings Inc 8% 10/1/2029 (c)		275,000	277,270
Methanex US Operations Inc 6.25% 3/15/2032 (c)		1,070,000	1,067,719
Olin Corp 5% 2/1/2030		2,400,000	2,305,303
Olin Corp 5.625% 8/1/2029 (o)		505,000	501,141
Olympus Water US Holding Corp 6.25% 10/1/2029 (c)		1,732,000	1,659,448
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)		1,058,000	1,084,640
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)		2,099,000	2,231,355
Scih Salt Hldgs Inc 4.875% 5/1/2028 (c)		534,000	509,356
Scih Salt Hldgs Inc 6.625% 5/1/2029 (c)		935,000	910,228
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (c)		901,000	892,257
Tronox Inc 4.625% 3/15/2029 (c)(o)		3,110,000	2,864,864
WR Grace Holdings LLC 4.875% 6/15/2027 (c)		235,000	230,948
WR Grace Holdings LLC 5.625% 8/15/2029 (c)		2,494,000	2,332,231
WR Grace Holdings LLC 7.375% 3/1/2031 (c)		580,000	600,685
			49,414,050
Construction Materials - 0.0%
Eco Material Technologies Inc 7.875% 1/31/2027 (c)		2,018,000	2,041,792
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)		1,239,000	1,318,229
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (c)		786,000	838,998
			4,199,019
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)		1,303,000	1,131,860
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)		1,383,000	1,377,586
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc 4.125% 8/15/2026 (c)		45,000	38,349
Ball Corp 6% 6/15/2029		1,250,000	1,271,563
Berry Global Inc 4.5% 2/15/2026 (c)		85,000	84,434
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (c)		1,246,000	1,252,252
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (c)		760,000	767,746
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)		1,290,000	1,294,599
Graham Packaging Co Inc 7.125% 8/15/2028 (c)		766,000	757,135
Graphic Packaging International LLC 3.75% 2/1/2030 (c)		409,000	376,033
Graphic Packaging International LLC 6.375% 7/15/2032 (c)		1,390,000	1,415,860
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (c)		1,320,000	1,351,280
Owens-Brockway Glass Container Inc 7.375% 6/1/2032 (c)		704,000	694,317
Sealed Air Corp 5% 4/15/2029 (c)		1,222,000	1,183,427
Sealed Air Corp 6.5% 7/15/2032 (c)		335,000	341,067
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (c)		373,000	388,243
			13,725,751
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)		3,594,000	3,760,205
Arsenal AIC Parent LLC 8% 10/1/2030 (c)		15,000	15,782
ATI Inc 5.875% 12/1/2027		971,000	965,519
ATI Inc 7.25% 8/15/2030		549,000	573,924
Cleveland-Cliffs Inc 6.875% 11/1/2029 (c)		816,000	821,737
Cleveland-Cliffs Inc 7% 3/15/2032 (c)		723,000	726,674
Cleveland-Cliffs Inc 7.375% 5/1/2033 (c)		840,000	855,671
Commercial Metals Co 4.375% 3/15/2032		1,599,000	1,471,450
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)		1,028,000	985,279
Novelis Corp 3.875% 8/15/2031 (c)		1,044,000	917,153
Vibrantz Technologies Inc 9% 2/15/2030 (c)		1,389,000	1,314,164
			12,407,558
TOTAL MATERIALS			79,746,378

Real Estate - 1.5%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.25% 6/1/2025		1,095,000	1,094,113
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		2,186,000	2,198,912
Piedmont Operating Partnership LP 2.75% 4/1/2032		343,000	275,510
Safehold GL Holdings LLC 2.8% 6/15/2031		789,000	680,306
Safehold GL Holdings LLC 2.85% 1/15/2032		420,000	358,764
Safehold GL Holdings LLC 5.65% 1/15/2035		460,000	460,950
Safehold GL Holdings LLC 6.1% 4/1/2034		1,062,000	1,103,115
Store Capital LLC 2.75% 11/18/2030		5,212,000	4,517,501
Store Capital LLC 4.625% 3/15/2029		149,000	144,602
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)		778,000	670,698
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)		7,152,000	7,598,241
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)		2,420,000	2,122,347
Vici Properties LP / Vici Note Co Inc 3.5% 2/15/2025 (c)		155,000	154,192
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (c)		1,575,000	1,473,595
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (c)		505,000	495,980
Vici Properties LP / Vici Note Co Inc 4.5% 9/1/2026 (c)		3,110,000	3,063,607
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)		585,000	565,292
Vici Properties LP / Vici Note Co Inc 4.625% 6/15/2025 (c)		95,000	94,535
VICI Properties LP 4.375% 5/15/2025		219,000	218,089
VICI Properties LP 4.75% 2/15/2028		19,126,000	19,013,707
VICI Properties LP 4.95% 2/15/2030		14,533,000	14,369,479
VICI Properties LP 5.125% 5/15/2032		2,679,000	2,646,660
VICI Properties LP 5.75% 4/1/2034		1,772,000	1,809,193
Vornado Realty LP 2.15% 6/1/2026		407,000	387,739
WP Carey Inc 2.4% 2/1/2031		3,912,000	3,375,020
WP Carey Inc 3.85% 7/15/2029		129,000	123,854
WP Carey Inc 4.25% 7/23/2032	EUR	200,000	221,942
			69,237,943
Health Care REITs - 0.5%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		666,000	666,451
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (c)		914,000	867,455
Healthcare Realty Holdings LP 3.1% 2/15/2030		149,000	135,042
Healthcare Realty Holdings LP 3.5% 8/1/2026		155,000	151,538
Healthpeak OP LLC 3.25% 7/15/2026		59,000	57,678
Healthpeak OP LLC 3.5% 7/15/2029		68,000	64,426
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		2,959,000	1,931,104
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		2,138,000	1,563,460
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		4,091,000	3,456,956
MPT Operating Partnership LP / MPT Finance Corp 5.25% 8/1/2026		2,332,000	2,113,996
Omega Healthcare Investors Inc 3.25% 4/15/2033		61,448,000	52,789,234
Omega Healthcare Investors Inc 3.375% 2/1/2031		4,108,000	3,699,525
Omega Healthcare Investors Inc 3.625% 10/1/2029		2,144,000	2,000,495
Omega Healthcare Investors Inc 4.5% 1/15/2025		549,000	548,247
Omega Healthcare Investors Inc 4.5% 4/1/2027		1,899,000	1,878,272
Omega Healthcare Investors Inc 4.75% 1/15/2028		283,000	281,054
Ventas Realty LP 3% 1/15/2030		1,026,000	937,548
Ventas Realty LP 3.5% 2/1/2025		573,000	571,189
Ventas Realty LP 4% 3/1/2028		4,720,000	4,620,024
Ventas Realty LP 4.125% 1/15/2026		34,000	33,737
Ventas Realty LP 4.75% 11/15/2030		6,487,000	6,441,387
			84,808,818
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)		1,208,000	1,236,765
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030		350,000	305,480
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031		5,966,000	5,299,126
Boston Properties LP 4.5% 12/1/2028		295,000	288,943
Boston Properties LP 6.75% 12/1/2027		1,463,000	1,531,749
COPT Defense Properties LP 2.25% 3/15/2026		300,000	289,706
COPT Defense Properties LP 2.75% 4/15/2031		24,500,000	21,082,174
Hudson Pacific Properties LP 4.65% 4/1/2029		1,962,000	1,597,189
			30,088,887
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		340,000	335,172
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (c)		718,400	669,425
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.25% 4/15/2030 (c)		125,000	101,015
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (c)		708,000	615,077
Brandywine Operating Partnership LP 3.95% 11/15/2027		247,000	233,332
Brandywine Operating Partnership LP 4.55% 10/1/2029		151,000	138,512
Brandywine Operating Partnership LP 8.3% 3/15/2028		2,185,000	2,306,224
CBRE Services Inc 2.5% 4/1/2031		1,155,000	1,002,302
Essex Portfolio LP 5.5% 4/1/2034		11,520,000	11,764,951
Extra Space Storage LP 5.4% 2/1/2034		360,000	364,240
Howard Hughes Corp/The 4.375% 2/1/2031 (c)		1,660,000	1,504,627
Kennedy-Wilson Inc 4.75% 2/1/2030		1,539,000	1,395,989
Tanger Properties LP 2.75% 9/1/2031		1,012,000	863,351
Tanger Properties LP 3.125% 9/1/2026		1,289,000	1,246,583
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)		155,000	151,265
			22,692,065
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031		291,000	246,959
American Homes 4 Rent LP 3.625% 4/15/2032		2,910,000	2,647,320
American Homes 4 Rent LP 5.5% 2/1/2034		3,089,000	3,143,565
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		4,052,000	3,793,764
Sun Communities Operating LP 2.3% 11/1/2028		392,000	355,806
Sun Communities Operating LP 2.7% 7/15/2031		956,000	819,196
Sun Communities Operating LP 4.2% 4/15/2032		112,000	104,187
Sun Communities Operating LP 5.7% 1/15/2033		805,000	819,076
			11,929,873
Retail REITs - 0.2%
Brixmor Operating Partnership LP 3.85% 2/1/2025		3,770,000	3,760,077
Brixmor Operating Partnership LP 4.05% 7/1/2030		23,270,000	22,187,001
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,196,000	2,123,387
Brixmor Operating Partnership LP 4.125% 6/15/2026		833,000	824,597
Kite Realty Group Trust 4.75% 9/15/2030		68,000	67,344
Realty Income Corp 2.2% 6/15/2028		160,000	147,307
Realty Income Corp 2.85% 12/15/2032		835,000	719,757
Realty Income Corp 3.25% 1/15/2031		172,000	157,573
Realty Income Corp 3.4% 1/15/2028		271,000	261,499
Retail Opportunity Investments Partnership LP 4% 12/15/2024		11,000	10,993
Simon Property Group LP 2.45% 9/13/2029		309,000	280,262
			30,539,797
Specialized REITs - 0.0%
American Tower Corp 5% 1/31/2030		443,000	445,870
American Tower Corp 5.45% 2/15/2034		250,000	255,366
Iron Mountain Inc 4.875% 9/15/2027 (c)		263,000	258,986
			960,222
TOTAL REAL ESTATE			251,799,850

Utilities - 1.0%
Electric Utilities - 0.4%
Alabama Power Co 3.05% 3/15/2032		1,713,000	1,535,025
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)		1,526,000	1,351,678
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)		1,165,000	1,130,615
Cleco Corporate Holdings LLC 3.375% 9/15/2029		2,787,000	2,527,172
Cleco Corporate Holdings LLC 3.743% 5/1/2026		4,110,000	4,026,343
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036		146,000	152,028
DPL Inc 4.125% 7/1/2025		3,542,000	3,521,862
Duke Energy Corp 2.45% 6/1/2030		4,843,000	4,291,544
Duke Energy Corp 3.85% 6/15/2034	EUR	350,000	375,599
Duquesne Light Holdings Inc 2.532% 10/1/2030 (c)		3,272,000	2,846,808
Duquesne Light Holdings Inc 2.775% 1/7/2032 (c)		998,000	847,553
Edison International 5.75% 6/15/2027		1,616,000	1,650,699
Entergy Corp 2.8% 6/15/2030		476,000	430,471
Exelon Corp 3.35% 3/15/2032		2,119,000	1,914,677
Exelon Corp 4.05% 4/15/2030		12,774,000	12,300,405
Exelon Corp 4.1% 3/15/2052		341,000	275,503
Exelon Corp 4.7% 4/15/2050		124,000	110,456
Nextera Energy Operating Partners LP 4.5% 9/15/2027 (c)(o)		799,000	759,934
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (c)(o)		120,000	122,801
NRG Energy Inc 3.375% 2/15/2029 (c)		1,169,000	1,069,006
NRG Energy Inc 3.625% 2/15/2031 (c)		608,000	541,799
NRG Energy Inc 3.875% 2/15/2032 (c)		266,000	237,009
NRG Energy Inc 5.25% 6/15/2029 (c)		837,000	820,772
NRG Energy Inc 5.75% 1/15/2028		462,000	462,502
NRG Energy Inc 5.75% 7/15/2029 (c)		995,000	985,011
NRG Energy Inc 6% 2/1/2033 (c)		1,946,000	1,935,152
NRG Energy Inc 6.25% 11/1/2034 (c)		1,210,000	1,209,862
PG&E Corp 5% 7/1/2028		1,945,000	1,909,560
PG&E Corp 5.25% 7/1/2030		5,149,000	5,059,011
PG&E Corp 7.375% 3/15/2055 (d)		1,108,000	1,145,064
Southern Co/The 1.875% 9/15/2081 (d)	EUR	680,000	670,789
Southern Co/The 4.85% 3/15/2035		2,000,000	1,964,532
Vistra Operations Co LLC 5% 7/31/2027 (c)		605,000	599,361
Vistra Operations Co LLC 5.5% 9/1/2026 (c)		2,138,000	2,133,852
Vistra Operations Co LLC 5.625% 2/15/2027 (c)		869,000	869,012
Vistra Operations Co LLC 6.875% 4/15/2032 (c)		1,004,000	1,041,503
Vistra Operations Co LLC 7.75% 10/15/2031 (c)		756,000	802,946
			63,627,916
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The 2.45% 1/15/2031		65,624,000	55,621,396
AES Corp/The 3.3% 7/15/2025 (c)		1,621,000	1,601,359
AES Corp/The 3.95% 7/15/2030 (c)		7,725,000	7,194,214
Alpha Generation LLC 6.75% 10/15/2032 (c)		925,000	937,158
Calpine Corp 4.625% 2/1/2029 (c)		450,000	429,049
Calpine Corp 5.125% 3/15/2028 (c)		1,455,000	1,420,904
Sunnova Energy Corp 5.875% 9/1/2026 (c)		1,613,000	1,390,868
			68,594,948
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co 4.05% 4/15/2025		2,281,000	2,275,007
NiSource Inc 2.95% 9/1/2029		1,188,000	1,097,998
NiSource Inc 3.6% 5/1/2030		27,512,000	25,973,457
NiSource Inc 5.35% 4/1/2034		2,000,000	2,034,843
Puget Energy Inc 4.1% 6/15/2030		560,000	531,409
Puget Energy Inc 4.224% 3/15/2032		4,134,000	3,846,594
Sempra 6% 10/15/2039		106,000	111,707
			35,871,015
TOTAL UTILITIES			168,093,879

TOTAL UNITED STATES			3,796,567,706
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (c)		400,000	403,000
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (c)		255,000	255,909

TOTAL UZBEKISTAN			658,909
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 5.375% (i)(r)		1,100,000	101,386
Petroleos de Venezuela SA 9.75% (c)(i)		970,000	102,335

TOTAL VENEZUELA			203,721
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (c)		873,006	835,904
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 6.875% 10/15/2027 (c)		2,409,000	2,398,015
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)		2,793,000	2,991,199

TOTAL ZAMBIA			5,389,214
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $4,732,157,545)			4,780,130,131

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (r)(s)		650,000	664,734
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(s)		1,175,000	1,200,657
TOTAL BRAZIL			1,865,391
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (c)(d)(s)		495,000	497,381
Banco de Credito e Inversiones SA 8.75% (c)(d)(s)		369,000	398,001
Banco del Estado de Chile 7.95% (c)(d)(s)		305,000	319,142

TOTAL CHILE			1,214,524
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (d)(r)(s)	EUR	415,000	360,933
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (d)(r)(s)	EUR	715,000	734,528
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (d)(r)(s)	EUR	2,100,000	2,101,428
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aroundtown SA 3.375% (d)(r)(s)	EUR	1,100,000	1,040,612
TOTAL GERMANY			3,142,040
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (d)(r)(s)		600,000	582,262
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (c)(d)(s)		400,000	397,238
Network i2i Ltd 5.65% (c)(d)(s)		562,000	563,653

TOTAL INDIA			960,891
IRELAND - 0.0%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC 6.25% (d)(r)(s)	EUR	275,000	301,089
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (c)(d)(s)		275,000	263,877
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (c)(d)(s)		915,000	910,271
Banco Mercantil del Norte SA/Grand Cayman 8.375% (c)(d)(s)		235,000	234,486
BBVA Bancomer SA/Texas 5.125% 1/18/2033 (c)(d)		700,000	666,454
BBVA Bancomer SA/Texas 8.45% 6/29/2038 (c)(d)		400,000	433,125
			2,244,336
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (c)(d)(s)		1,605,000	1,592,262
Cemex SAB de CV 9.125% (c)(d)(s)		758,000	842,650
			2,434,912
TOTAL MEXICO			4,679,248
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.625% (d)(r)(s)	EUR	875,000	910,986
Samhallsbyggnadsbolaget i Norden AB 2.624% (d)(i)(r)(s)	EUR	385,000	158,671

TOTAL SWEDEN			1,069,657
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(d)(h)(i)(r)(s)		995,000	99,500
UBS Group AG 7% (d)(r)(s)		200,000	211,136

TOTAL SWITZERLAND			310,636
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (d)(r)(s)		1,000,000	1,020,641
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (d)(r)(s)	EUR	2,235,000	2,375,339
Financials - 0.0%
Banks - 0.0%
Barclays PLC 7.125% (d)(s)	GBP	310,000	400,789
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (d)(r)(s)	GBP	165,000	207,623
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (d)(r)(s)	GBP	100,000	127,238
TOTAL UNITED KINGDOM			3,110,989
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.125% (d)(s)		470,000	469,715
Energy Transfer LP 6.625% (d)(s)		765,000	769,116
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (b)(d)(s)		1,686,000	1,688,832
			2,927,663
Financials - 0.2%
Banks - 0.1%
Bank of America Corp 5.875% (d)(s)		1,090,000	1,109,823
Citigroup Inc 4.7% (d)(s)		510,000	515,817
Citigroup Inc 6.75% (d)(s)		905,000	901,891
Citigroup Inc 7.125% (d)(s)		560,000	577,857
JPMorgan Chase & Co 4.6% (d)(s)		2,585,000	2,611,010
M&T Bank Corp 3.5% (d)(s)		125,000	117,599
M&T Bank Corp 5.125% (d)(s)		255,000	253,363
Wells Fargo & Co 6.85% (d)(s)		620,000	651,383
			6,738,743
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (d)(s)		355,000	359,474
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (d)(s)		1,410,000	1,228,672
Ally Financial Inc 4.7% (d)(s)		420,000	396,685
Discover Financial Services 5.5% (d)(s)		290,000	284,037
			1,909,394
Insurance - 0.0%
Alliant Holdings LP 10.5% (d)(h)(s)		377,000	376,085
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (d)(s)		965,000	917,704
Air Lease Corp 6% (d)(s)		70,000	70,037
Aircastle Ltd 5.25% (c)(d)(s)		1,271,000	1,261,208
			2,248,949
TOTAL UNITED STATES			14,560,308
TOTAL PREFERRED SECURITIES (Cost $31,607,340)			34,177,014

U.S. Government Agency - Mortgage Securities - 26.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 26.9%
Fannie Mae 3.5% 12/1/2036	200,347	190,006
Fannie Mae 3.5% 5/1/2036	151,567	143,980
Fannie Mae 3.5% 7/1/2047	336,042	310,402
Fannie Mae Mortgage pass-thru certificates 1% 12/1/2036	2,372,620	1,997,744
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	849,370	746,691
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	65,341	54,073
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	2,735,848	2,090,496
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,821,073	1,600,925
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	1,726,554	1,517,832
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	89,967	79,091
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	955,097	842,024
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	61,687	54,230
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	62,614	51,816
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,197,465	987,594
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	62,558	54,996
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	1,934,063	1,700,256
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	63,036	52,166
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	134,255	118,025
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	130,626	114,834
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	387,117	340,319
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	66,814	55,292
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	2,208,002	1,687,162
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	171,679	150,496
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	169,447	148,539
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	56,590	49,607
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	68,114	56,368
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	613,270	537,599
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	177,728	155,798
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	22,782	17,408
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	92,710	81,270
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	183,861	160,715
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	190,071	166,143
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	311,680	238,159
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2036	131,237	114,716
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	188,621	164,875
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	620,245	473,937
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	950,731	836,689
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	2,939,551	2,591,540
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	195,122	170,558
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	233,700	190,309
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,851,393	2,314,851
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,229,630	994,026
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	203,052	163,956
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	476,872	430,374
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2040	145,767	124,898
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	18,976	16,070
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,771,446	1,500,117
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	261,058	213,485
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	88,996	72,472
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	636,887	520,031
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	845,607	687,548
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	488,292	397,022
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	212,499	172,912
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	4,756,055	4,067,707
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,698,949	1,438,724
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	902,659	768,631
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	721,918	614,727
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	190,410	154,462
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	734,365	596,639
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,158,210	944,615
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	452,476	367,617
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	885,308	711,528
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	658,769	532,133
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	2,274,219	2,052,470
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	92,914	83,390
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,851	13,557
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	7,296,464	6,240,440
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	179,480	154,009
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	491,574	398,307
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	325,866	264,752
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	489,849	397,369
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	829,447	666,632
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	841,866	683,979
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	571,538	553,295
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	106,977	96,011
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	85,810	77,577
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	85,408	77,267
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	122,396	110,500
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	44,694	40,517
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	217,142	195,970
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,910	14,425
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	12,655,464	10,717,047
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	104,057	84,737
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	997,173	807,978
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	75,886	61,749
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	25,856	20,951
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,219,748	4,198,408
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,935,119	2,372,733
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,396,605	1,133,808
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	1,807,237	1,452,488
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	7,521,094	6,072,957
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	161,611	145,146
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	103,909	93,323
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	17,289	14,749
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,502,770	1,222,814
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	97,947	79,700
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	78,807	64,126
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	41,626	33,728
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	66,303	53,951
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	500,474	407,239
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	25,799,751	20,703,181
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	324,617	263,534
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	321,602	260,684
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	308,569	249,445
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	10,976,923	8,931,995
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	769,392	692,208
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	501,796	451,457
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	178,425	153,382
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,752,178	1,496,393
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	355,529	286,519
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	129,442	117,064
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2041	8,628,168	7,363,227
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	14,555,784	12,417,271
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	225,653	183,616
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	145,611	131,686
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	18,565	15,774
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	130,154	111,805
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	886,255	800,670
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	576,017	493,189
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	561,659	476,508
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	850,562	725,865
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	525,964	428,802
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	219,007	178,345
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	327,161	263,043
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	39,903	32,394
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	28,640	23,287
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	30,143	24,339
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	103,904	83,898
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,542,040	1,393,128
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	108,348	91,922
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2041	856,348	726,520
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	10,272,238	8,698,856
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	290,480	260,795
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	249,109	236,152
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	985,402	910,953
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	627,683	530,685
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	3,640,176	3,106,085
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	352,706	296,217
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	20,186,628	17,073,422
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	21,946,627	18,465,975
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	550,020	464,336
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	248,164	235,372
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	27,786	26,379
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	585,511	514,790
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,768,905	2,329,767
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	9,658,762	8,145,029
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,173,958	989,240
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	754,378	636,858
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	184,356	177,478
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	160,792	152,574
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	58,870	55,538
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	224,359	211,755
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	852,725	786,701
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,672,352	1,540,254
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	502,274	446,474
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	304,573	267,785
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	303,041	266,439
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	98,796	86,863
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	91,050	80,053
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	98,819	87,069
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,851,106	2,394,476
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	959,973	813,725
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,238,401	1,047,413
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	954,914	807,646
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	6,227,450	5,247,584
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	444,362	421,253
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	425,994	401,852
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	4,333,538	4,103,858
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	2,006,835	1,848,315
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	654,267	553,365
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	455,859	386,126
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	477,870	405,069
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	109,235	101,324
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	328,134	304,266
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	141,270	134,049
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	305,497	270,125
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	230,108	202,746
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	41,972	35,486
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	13,947,126	11,922,580
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	95,524	84,822
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	476,356	422,988
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	136,055	115,243
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	248,760	236,041
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	285,596	251,636
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	11,536,820	10,107,308
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	94,670	82,940
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,990,628	1,693,584
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	27,945	26,593
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	70,163	62,302
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	165,485	145,807
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	423,999	376,497
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	532,786	470,099
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	39,635	34,897
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	106,239	93,972
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	977,231	823,162
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	43,930	37,087
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,844,985	2,421,342
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,906,298	3,306,305
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	9,080,199	7,665,652
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	8,283,263	6,992,865
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	919,620	776,358
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	280,174	234,951
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2029	70,848	68,203
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	259,408	220,942
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	294,132	279,501
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	66,444	61,237
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	338,521	300,595
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	614,966	541,842
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	196,423	173,067
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	434,421	383,986
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	46,046,746	39,952,634
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	3,898,807	3,315,804
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	38,308	36,437
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	989,963	870,392
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	175,047	147,285
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,167,986	2,671,496
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,045,368	2,568,095
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,906,109	3,293,939
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	17,905,607	16,591,966
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	11,574,297	10,465,668
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	38,369	32,284
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	34,904	33,161
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	131,538	118,988
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	872,098	766,196
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	222,177	211,290
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	27,163	24,579
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,187,467	1,061,823
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,978,093	2,613,661
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	199,006	191,725
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	53,885	48,722
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,534,886	1,372,482
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	58,374	52,216
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,487,626	1,330,223
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	171,347	150,754
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	632,015	556,452
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,016,292	896,691
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	665,724	587,380
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	512,346	491,905
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,196	14,640
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,581,240	1,391,201
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	3,302,595	2,898,453
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	438,247	385,851
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	288,911	254,731
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	350,364	338,928
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	118,085	112,698
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	6,500,987	6,208,444
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	137,134	132,169
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	325,667	294,435
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	46,475	42,017
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	307,919	278,232
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	257,086	227,634
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (u)	361,945	318,445
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	3,701,988	3,257,070
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	16,996,005	14,916,187
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	12,778,314	11,202,639
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	12,404	11,887
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	544,280	486,690
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	9,961,780	8,898,400
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	4,539,668	3,979,888
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	161,744	154,121
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	102,797	92,945
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	89,990	81,261
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	442,554	400,356
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	412,825	373,941
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	2,016,857	1,773,203
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	13,382,206	11,773,885
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	145,249	131,375
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	486,556	435,378
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	78,539	69,542
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	6,682,083	5,904,065
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	41,145	39,337
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	400,873	386,669
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	107,578	96,162
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	194,165	175,417
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	407,981	360,988
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,179,388	1,043,542
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	35,079,708	30,754,081
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	419,170	400,909
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	108,474	98,043
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	179,738	159,934
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	400,119	353,532
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,615	9,196
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	11,962	11,448
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	90,270	85,847
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	835,901	802,841
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	131,946	117,408
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	193,154	174,689
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	214,043	187,649
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	5,939	5,547
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	147,251	136,108
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	2,408,945	2,234,171
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	17,732,652	16,548,286
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	79,761	72,953
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	26,499	24,502
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	2,346,087	2,177,340
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2051	461,450	420,473
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2034	84,799	82,475
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	80,885	74,789
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	8,219,682	7,605,348
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	357,250	325,526
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	139,160	126,932
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	52,279	48,822
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	33,720	31,168
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	105,273	97,307
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	4,356,447	4,062,922
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	159,175	146,831
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	291,274	281,288
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	376,574	344,428
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	129,346	118,133
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	86,029	78,652
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	730,928	665,507
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	397,505	363,417
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	12,803,439	11,778,499
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	6,998,455	6,539,327
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052 (u)	2,748,350	2,520,395
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	2,062,323	2,001,929
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	144,499	135,776
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	3,394,105	3,111,794
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	640,247	580,741
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	2,188,499	2,013,306
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	26,912	24,564
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	4,276,122	3,973,420
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	449,518	435,652
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	7,111	6,647
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	133,102	123,070
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	70,431	65,123
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	1,909,126	1,745,558
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	225,895	209,153
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	192,619	178,222
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	1,460,402	1,355,360
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	337,253	305,697
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	46,903	45,187
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	922,742	873,378
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	8,166	7,775
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	88,235	84,259
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	35,130	33,515
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	500,751	474,119
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	6,683	6,361
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	34,846	33,514
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	28,409	27,085
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	27,519	26,236
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	5,465	5,202
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	576,167	554,263
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	27,682	26,330
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	1,485,508	1,405,110
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	18,037	17,305
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	8,416	8,062
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	22,292,848	21,350,645
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	186,851	177,555
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	4,829	4,592
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	5,290	5,030
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	31,267	29,790
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	714,418	674,771
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	987,176	931,589
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	738,535	699,718
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	6,097	5,822
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	36,470	34,747
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	11,550	10,983
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	2,395,371	2,269,473
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	1,079,983	1,023,558
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	80,855	77,262
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	16,095	15,334
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	12,310	11,755
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	94,921	90,644
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	9,927,809	9,513,666
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	184,071	174,972
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	975,901	955,534
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	121,552	120,138
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	4,442	4,352
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	195,192	191,118
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	455,758	446,389
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	12,710	12,520
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	356,124	350,584
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,204	2,162
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	24,892	24,609
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	19,459	19,271
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	23,266	22,918
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	1,933	1,887
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	2,816	2,750
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	13,037	12,883
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	31,181	30,868
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,956	4,845
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	8,122	7,950
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	31,220	30,559
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	26,209	25,654
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,855	21,647
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	10,883	10,772
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	269,434	264,737
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	962,044	941,666
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	22,953	23,173
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	473,037	469,120
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	717,208	710,821
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	605,319	601,253
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	576,361	571,589
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	351,836	348,483
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	39,999,994	39,253,198
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	360,208	357,000
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	15,802,312	15,507,284
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	820,239	819,600
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	14,965	15,114
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	87,586	87,572
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	52,853	52,845
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	47,778	47,770
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	2,297,686	2,254,789
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	1,887,322	1,903,464
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	3,534,688	3,580,384
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	4,940,515	4,934,909
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,223,912	3,223,276
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	3,271,899	3,281,479
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	784,374	783,729
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	22,949,981	22,923,940
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	176,542	177,556
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	11,309,559	11,307,328
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	552,754	556,964
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2039	4,473,462	4,525,133
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,038,146	1,047,025
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	209,752	212,071
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	3,225,713	3,225,077
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	7,261,320	7,312,078
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	696,646	704,346
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	10,651,929	10,649,829
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	3,798,681	3,850,164
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	1,332,568	1,343,965
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	1,117,103	1,115,835
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	6,636,933	6,635,624
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	678,556	677,786
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	1,785,274	1,838,315
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2052	834,530	847,067
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	4,077,239	4,144,455
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,271,744	1,311,516
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	8,749,713	8,996,001
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	3,248,364	3,344,874
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	1,444,612	1,464,960
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	4,842,226	4,964,907
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	1,478,792	1,499,159
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	5,003,277	5,072,188
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	6,303,247	6,390,062
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	906,492	928,042
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (t)(u)	1,222,352	1,253,321
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	5,846,942	5,927,472
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	3,598,907	3,648,475
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	5,259,033	5,354,475
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	1,229,231	1,251,540
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	6,525,064	6,614,935
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,487,269	1,533,780
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	13,197,206	13,667,105
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	2,456,707	2,521,341
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	2,039,133	2,111,738
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	991,403	1,017,176
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	1,997,169	2,048,620
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	2,675,548	2,744,685
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	584,687	608,931
Freddie Mac Gold Pool 1.5% 1/1/2036	917,486	806,572
Freddie Mac Gold Pool 1.5% 1/1/2051	2,710,071	2,070,800
Freddie Mac Gold Pool 1.5% 10/1/2035	994,939	874,662
Freddie Mac Gold Pool 1.5% 11/1/2035	518,148	455,510
Freddie Mac Gold Pool 1.5% 11/1/2035	220,098	193,491
Freddie Mac Gold Pool 1.5% 12/1/2035	1,841,432	1,618,824
Freddie Mac Gold Pool 1.5% 12/1/2040	40,039	33,134
Freddie Mac Gold Pool 1.5% 2/1/2036	163,207	143,477
Freddie Mac Gold Pool 1.5% 2/1/2036	2,025,050	1,780,243
Freddie Mac Gold Pool 1.5% 2/1/2041	67,220	55,628
Freddie Mac Gold Pool 1.5% 2/1/2051	2,753,082	2,103,665
Freddie Mac Gold Pool 1.5% 3/1/2036	103,110	90,388
Freddie Mac Gold Pool 1.5% 3/1/2041	68,257	56,486
Freddie Mac Gold Pool 1.5% 3/1/2051	1,230,799	940,469
Freddie Mac Gold Pool 1.5% 3/1/2051	265,985	203,741
Freddie Mac Gold Pool 1.5% 4/1/2036	177,233	155,365
Freddie Mac Gold Pool 1.5% 4/1/2041	68,279	56,504
Freddie Mac Gold Pool 1.5% 4/1/2041	1,894,194	1,567,540
Freddie Mac Gold Pool 1.5% 4/1/2051	3,621,595	2,767,307
Freddie Mac Gold Pool 1.5% 4/1/2051	404,987	309,455
Freddie Mac Gold Pool 1.5% 5/1/2036	184,794	161,531
Freddie Mac Gold Pool 1.5% 5/1/2036	2,431,294	2,141,936
Freddie Mac Gold Pool 1.5% 6/1/2036	184,169	160,984
Freddie Mac Gold Pool 1.5% 7/1/2036	150,582	131,626
Freddie Mac Gold Pool 1.5% 8/1/2035	379,082	333,611
Freddie Mac Gold Pool 1.5% 8/1/2036	112,693	98,506
Freddie Mac Gold Pool 2% 1/1/2051	903,741	732,273
Freddie Mac Gold Pool 2% 10/1/2041	1,107,852	938,164
Freddie Mac Gold Pool 2% 10/1/2051	830,860	674,518
Freddie Mac Gold Pool 2% 11/1/2041	675,667	572,176
Freddie Mac Gold Pool 2% 11/1/2050	15,553	12,602
Freddie Mac Gold Pool 2% 11/1/2050	14,787,355	12,092,642
Freddie Mac Gold Pool 2% 11/1/2051	643,550	520,644
Freddie Mac Gold Pool 2% 11/1/2051	815,793	661,777
Freddie Mac Gold Pool 2% 11/1/2051	1,169,581	950,234
Freddie Mac Gold Pool 2% 11/1/2051	1,157,843	935,270
Freddie Mac Gold Pool 2% 12/1/2035	117,315	106,133
Freddie Mac Gold Pool 2% 12/1/2051	586,190	476,254
Freddie Mac Gold Pool 2% 12/1/2051	164,578	132,941
Freddie Mac Gold Pool 2% 2/1/2036	156,399	140,367
Freddie Mac Gold Pool 2% 2/1/2036	99,530	89,888
Freddie Mac Gold Pool 2% 2/1/2036	116,260	105,106
Freddie Mac Gold Pool 2% 2/1/2041	458,073	390,773
Freddie Mac Gold Pool 2% 2/1/2052	1,568,882	1,273,668
Freddie Mac Gold Pool 2% 2/1/2052	1,599,938	1,296,880
Freddie Mac Gold Pool 2% 3/1/2036	326,192	293,469
Freddie Mac Gold Pool 2% 3/1/2036	16,489	14,809
Freddie Mac Gold Pool 2% 3/1/2036	88,918	80,303
Freddie Mac Gold Pool 2% 3/1/2041	420,315	361,584
Freddie Mac Gold Pool 2% 3/1/2051	107,138	87,179
Freddie Mac Gold Pool 2% 3/1/2051	958,829	780,205
Freddie Mac Gold Pool 2% 3/1/2051	906,961	738,000
Freddie Mac Gold Pool 2% 3/1/2051	791,040	643,675
Freddie Mac Gold Pool 2% 3/1/2051	70,080	57,025
Freddie Mac Gold Pool 2% 4/1/2036	956,966	860,965
Freddie Mac Gold Pool 2% 4/1/2041	17,827	15,180
Freddie Mac Gold Pool 2% 4/1/2042	3,443,658	2,937,721
Freddie Mac Gold Pool 2% 4/1/2052	1,035,593	840,403
Freddie Mac Gold Pool 2% 4/1/2052	129,136	104,998
Freddie Mac Gold Pool 2% 5/1/2036	151,809	137,102
Freddie Mac Gold Pool 2% 5/1/2041	439,956	373,806
Freddie Mac Gold Pool 2% 5/1/2051	39,920,128	32,433,372
Freddie Mac Gold Pool 2% 5/1/2051	2,897,263	2,366,576
Freddie Mac Gold Pool 2% 5/1/2051	40,028	32,571
Freddie Mac Gold Pool 2% 5/1/2051	253,914	205,421
Freddie Mac Gold Pool 2% 5/1/2051	595,187	481,517
Freddie Mac Gold Pool 2% 6/1/2035	11,865,564	10,719,727
Freddie Mac Gold Pool 2% 6/1/2035	2,484,466	2,244,545
Freddie Mac Gold Pool 2% 6/1/2041	715,662	608,058
Freddie Mac Gold Pool 2% 6/1/2050	589,756	480,810
Freddie Mac Gold Pool 2% 7/1/2041	18,449	15,675
Freddie Mac Gold Pool 2% 7/1/2041	2,101,664	1,799,458
Freddie Mac Gold Pool 2% 7/1/2051	35,687	29,016
Freddie Mac Gold Pool 2% 8/1/2036	2,185,219	1,973,513
Freddie Mac Gold Pool 2% 8/1/2050	24,965	20,354
Freddie Mac Gold Pool 2% 9/1/2051	126,264	102,663
Freddie Mac Gold Pool 2% 9/1/2051	752,917	612,183
Freddie Mac Gold Pool 2% 9/1/2051	747,795	608,019
Freddie Mac Gold Pool 2.5% 1/1/2033	4,521	4,268
Freddie Mac Gold Pool 2.5% 1/1/2041	595,082	526,181
Freddie Mac Gold Pool 2.5% 1/1/2042	454,744	398,966
Freddie Mac Gold Pool 2.5% 1/1/2051	14,885	12,585
Freddie Mac Gold Pool 2.5% 1/1/2052	1,128,746	954,317
Freddie Mac Gold Pool 2.5% 10/1/2041	224,510	197,393
Freddie Mac Gold Pool 2.5% 11/1/2031	209,708	198,887
Freddie Mac Gold Pool 2.5% 11/1/2032	6,807	6,429
Freddie Mac Gold Pool 2.5% 11/1/2041	135,837	119,685
Freddie Mac Gold Pool 2.5% 11/1/2041	357,356	315,087
Freddie Mac Gold Pool 2.5% 11/1/2041	3,240,664	2,857,346
Freddie Mac Gold Pool 2.5% 11/1/2050	405,663	345,003
Freddie Mac Gold Pool 2.5% 11/1/2051	366,914	308,150
Freddie Mac Gold Pool 2.5% 12/1/2032	132,904	125,464
Freddie Mac Gold Pool 2.5% 12/1/2051	307,253	258,044
Freddie Mac Gold Pool 2.5% 12/1/2051	479,195	405,293
Freddie Mac Gold Pool 2.5% 2/1/2030	192,360	184,809
Freddie Mac Gold Pool 2.5% 2/1/2035	260,990	242,006
Freddie Mac Gold Pool 2.5% 2/1/2042	606,536	537,825
Freddie Mac Gold Pool 2.5% 2/1/2051	18,141	15,338
Freddie Mac Gold Pool 2.5% 2/1/2051	20,548,206	17,507,663
Freddie Mac Gold Pool 2.5% 2/1/2051	7,002,300	5,920,208
Freddie Mac Gold Pool 2.5% 3/1/2032	3,078,443	2,916,875
Freddie Mac Gold Pool 2.5% 3/1/2033	41,075	38,753
Freddie Mac Gold Pool 2.5% 3/1/2037	713,163	656,607
Freddie Mac Gold Pool 2.5% 3/1/2051	6,746,736	5,695,705
Freddie Mac Gold Pool 2.5% 4/1/2033	21,449	20,208
Freddie Mac Gold Pool 2.5% 4/1/2042	8,560,650	7,499,911
Freddie Mac Gold Pool 2.5% 4/1/2042	88,260	77,710
Freddie Mac Gold Pool 2.5% 4/1/2047	1,100,297	931,295
Freddie Mac Gold Pool 2.5% 4/1/2052 (t)	8,650,881	7,351,876
Freddie Mac Gold Pool 2.5% 5/1/2033	4,970	4,669
Freddie Mac Gold Pool 2.5% 5/1/2041	155,127	136,875
Freddie Mac Gold Pool 2.5% 5/1/2041	1,315,764	1,168,354
Freddie Mac Gold Pool 2.5% 5/1/2051	3,469,161	2,949,321
Freddie Mac Gold Pool 2.5% 6/1/2031	32,290	30,735
Freddie Mac Gold Pool 2.5% 6/1/2031	24,894	23,720
Freddie Mac Gold Pool 2.5% 6/1/2040	83,477	74,125
Freddie Mac Gold Pool 2.5% 6/1/2041	104,542	92,241
Freddie Mac Gold Pool 2.5% 7/1/2031	56,152	53,450
Freddie Mac Gold Pool 2.5% 7/1/2032	983,019	930,186
Freddie Mac Gold Pool 2.5% 7/1/2033	133,739	126,311
Freddie Mac Gold Pool 2.5% 7/1/2036	59,756	55,428
Freddie Mac Gold Pool 2.5% 7/1/2041	6,734,859	5,980,328
Freddie Mac Gold Pool 2.5% 7/1/2050	551,489	469,023
Freddie Mac Gold Pool 2.5% 7/1/2051	494,491	419,466
Freddie Mac Gold Pool 2.5% 8/1/2031	93,984	89,416
Freddie Mac Gold Pool 2.5% 8/1/2032	2,173,633	2,055,834
Freddie Mac Gold Pool 2.5% 8/1/2041	299,021	263,652
Freddie Mac Gold Pool 2.5% 9/1/2041	654,454	579,701
Freddie Mac Gold Pool 2.5% 9/1/2051	1,545,641	1,303,406
Freddie Mac Gold Pool 3% 1/1/2048	9,122	8,094
Freddie Mac Gold Pool 3% 1/1/2052	2,325,697	2,041,099
Freddie Mac Gold Pool 3% 11/1/2047	504,241	447,421
Freddie Mac Gold Pool 3% 11/1/2047	189,639	168,270
Freddie Mac Gold Pool 3% 11/1/2050	113,457	99,821
Freddie Mac Gold Pool 3% 11/1/2051 (t)(u)	6,395,427	5,606,816
Freddie Mac Gold Pool 3% 11/1/2051	115,873	101,693
Freddie Mac Gold Pool 3% 11/1/2051	691,361	606,759
Freddie Mac Gold Pool 3% 12/1/2030	101,331	97,547
Freddie Mac Gold Pool 3% 12/1/2032	23,183	22,266
Freddie Mac Gold Pool 3% 12/1/2046	321,158	286,140
Freddie Mac Gold Pool 3% 12/1/2050	951,296	836,966
Freddie Mac Gold Pool 3% 2/1/2033	99,459	95,858
Freddie Mac Gold Pool 3% 3/1/2052	713,786	625,547
Freddie Mac Gold Pool 3% 3/1/2052	1,186,285	1,040,006
Freddie Mac Gold Pool 3% 3/1/2052	2,701,875	2,377,154
Freddie Mac Gold Pool 3% 4/1/2033	138,194	132,619
Freddie Mac Gold Pool 3% 4/1/2034	18,912	18,072
Freddie Mac Gold Pool 3% 4/1/2046	13,646	12,214
Freddie Mac Gold Pool 3% 4/1/2050	261,884	231,801
Freddie Mac Gold Pool 3% 5/1/2035	1,921,453	1,824,296
Freddie Mac Gold Pool 3% 5/1/2046	15,438	13,817
Freddie Mac Gold Pool 3% 5/1/2046	96,879	86,709
Freddie Mac Gold Pool 3% 5/1/2051	626,960	551,218
Freddie Mac Gold Pool 3% 5/1/2052	4,905,965	4,285,687
Freddie Mac Gold Pool 3% 5/1/2052	8,101,836	7,100,279
Freddie Mac Gold Pool 3% 6/1/2045	24,136	21,633
Freddie Mac Gold Pool 3% 6/1/2046	96,299	86,190
Freddie Mac Gold Pool 3% 6/1/2050	432,234	383,259
Freddie Mac Gold Pool 3% 6/1/2052	3,866,355	3,389,600
Freddie Mac Gold Pool 3% 9/1/2051	120,475	105,733
Freddie Mac Gold Pool 3% 9/1/2051	596,014	523,266
Freddie Mac Gold Pool 3.5% 1/1/2044	382,921	357,625
Freddie Mac Gold Pool 3.5% 1/1/2044	193,980	181,034
Freddie Mac Gold Pool 3.5% 1/1/2045	68,147	63,698
Freddie Mac Gold Pool 3.5% 1/1/2046	31,594	29,240
Freddie Mac Gold Pool 3.5% 1/1/2048	2,904,165	2,671,681
Freddie Mac Gold Pool 3.5% 1/1/2048	19,703	18,273
Freddie Mac Gold Pool 3.5% 1/1/2048	2,960,428	2,726,215
Freddie Mac Gold Pool 3.5% 10/1/2034	663,349	630,935
Freddie Mac Gold Pool 3.5% 10/1/2047	18,539	17,105
Freddie Mac Gold Pool 3.5% 10/1/2047	71,033	65,923
Freddie Mac Gold Pool 3.5% 10/1/2049	463,911	427,499
Freddie Mac Gold Pool 3.5% 10/1/2051	428,201	390,176
Freddie Mac Gold Pool 3.5% 11/1/2033	116,625	113,127
Freddie Mac Gold Pool 3.5% 11/1/2033	107,327	103,982
Freddie Mac Gold Pool 3.5% 11/1/2042	458,380	427,607
Freddie Mac Gold Pool 3.5% 11/1/2045	45,783	42,444
Freddie Mac Gold Pool 3.5% 11/1/2047	59,638	54,989
Freddie Mac Gold Pool 3.5% 11/1/2047	492,665	457,075
Freddie Mac Gold Pool 3.5% 12/1/2047	257,884	237,543
Freddie Mac Gold Pool 3.5% 12/1/2047	122,743	113,838
Freddie Mac Gold Pool 3.5% 2/1/2034	154,666	147,785
Freddie Mac Gold Pool 3.5% 2/1/2034	143,077	138,227
Freddie Mac Gold Pool 3.5% 2/1/2043	2,210,618	2,065,384
Freddie Mac Gold Pool 3.5% 2/1/2052	150,343	137,450
Freddie Mac Gold Pool 3.5% 3/1/2032	44,227	42,522
Freddie Mac Gold Pool 3.5% 3/1/2045	35,387	32,806
Freddie Mac Gold Pool 3.5% 3/1/2046	73,704	68,443
Freddie Mac Gold Pool 3.5% 3/1/2052	350,312	319,942
Freddie Mac Gold Pool 3.5% 3/1/2052	160,332	146,532
Freddie Mac Gold Pool 3.5% 3/1/2052	1,154,525	1,054,398
Freddie Mac Gold Pool 3.5% 4/1/2033	264,021	256,702
Freddie Mac Gold Pool 3.5% 4/1/2048	67,935	62,534
Freddie Mac Gold Pool 3.5% 4/1/2052	257,719	236,343
Freddie Mac Gold Pool 3.5% 5/1/2045	45,616	42,232
Freddie Mac Gold Pool 3.5% 5/1/2046	38,287	35,542
Freddie Mac Gold Pool 3.5% 5/1/2046	88,229	81,738
Freddie Mac Gold Pool 3.5% 5/1/2052	624,932	570,951
Freddie Mac Gold Pool 3.5% 5/1/2052	337,704	308,850
Freddie Mac Gold Pool 3.5% 6/1/2045	55,312	51,208
Freddie Mac Gold Pool 3.5% 6/1/2045	8,616	7,977
Freddie Mac Gold Pool 3.5% 7/1/2032	46,980	45,096
Freddie Mac Gold Pool 3.5% 7/1/2042	1,140,243	1,065,194
Freddie Mac Gold Pool 3.5% 7/1/2042	519,868	486,031
Freddie Mac Gold Pool 3.5% 7/1/2047	1,209,476	1,122,482
Freddie Mac Gold Pool 3.5% 8/1/2042	52,566	49,167
Freddie Mac Gold Pool 3.5% 8/1/2047	218,096	202,409
Freddie Mac Gold Pool 3.5% 8/1/2047	1,837,273	1,705,123
Freddie Mac Gold Pool 3.5% 8/1/2047	143,756	133,417
Freddie Mac Gold Pool 3.5% 8/1/2049	31,951,253	29,443,418
Freddie Mac Gold Pool 3.5% 9/1/2042	3,180,277	2,970,256
Freddie Mac Gold Pool 3.5% 9/1/2042	1,507,716	1,407,550
Freddie Mac Gold Pool 3.5% 9/1/2046	46,183	42,757
Freddie Mac Gold Pool 3.5% 9/1/2047	50,142	46,406
Freddie Mac Gold Pool 3.5% 9/1/2047	40,725	37,795
Freddie Mac Gold Pool 3.5% 9/1/2047	33,423	31,019
Freddie Mac Gold Pool 4% 1/1/2041	43,168	41,655
Freddie Mac Gold Pool 4% 10/1/2041	12,171	11,735
Freddie Mac Gold Pool 4% 10/1/2052	739,592	700,951
Freddie Mac Gold Pool 4% 11/1/2040	44,993	43,401
Freddie Mac Gold Pool 4% 2/1/2041	76,837	74,051
Freddie Mac Gold Pool 4% 2/1/2045	47,420	45,507
Freddie Mac Gold Pool 4% 2/1/2048	45,158	42,966
Freddie Mac Gold Pool 4% 2/1/2053	9,739,504	9,223,801
Freddie Mac Gold Pool 4% 2/1/2053	22,991,413	21,774,024
Freddie Mac Gold Pool 4% 4/1/2043	120,291	115,638
Freddie Mac Gold Pool 4% 4/1/2046	12,591	12,015
Freddie Mac Gold Pool 4% 5/1/2037	150,903	146,641
Freddie Mac Gold Pool 4% 5/1/2048	12,450	11,853
Freddie Mac Gold Pool 4% 5/1/2048	189,464	180,039
Freddie Mac Gold Pool 4% 6/1/2050	3,285,471	3,103,549
Freddie Mac Gold Pool 4% 7/1/2041	42,948	41,362
Freddie Mac Gold Pool 4% 7/1/2048	57,267	54,738
Freddie Mac Gold Pool 4% 9/1/2040	7,276	7,021
Freddie Mac Gold Pool 4.5% 1/1/2042	109,792	108,655
Freddie Mac Gold Pool 4.5% 1/1/2047	4,514	4,425
Freddie Mac Gold Pool 4.5% 10/1/2042	144,099	141,587
Freddie Mac Gold Pool 4.5% 11/1/2040	3,508,723	3,469,360
Freddie Mac Gold Pool 4.5% 12/1/2042	94,384	92,591
Freddie Mac Gold Pool 4.5% 12/1/2046	4,369	4,286
Freddie Mac Gold Pool 4.5% 12/1/2047	12,510	12,237
Freddie Mac Gold Pool 4.5% 12/1/2048	171,657	167,807
Freddie Mac Gold Pool 4.5% 2/1/2047	6,222	6,100
Freddie Mac Gold Pool 4.5% 4/1/2048	2,281	2,231
Freddie Mac Gold Pool 4.5% 4/1/2048	2,133	2,084
Freddie Mac Gold Pool 4.5% 4/1/2048	6,743	6,594
Freddie Mac Gold Pool 4.5% 5/1/2047	17,046	16,706
Freddie Mac Gold Pool 4.5% 5/1/2047	5,030	4,930
Freddie Mac Gold Pool 4.5% 5/1/2047	12,060	11,820
Freddie Mac Gold Pool 4.5% 5/1/2048	4,854	4,747
Freddie Mac Gold Pool 4.5% 6/1/2047	20,683	20,309
Freddie Mac Gold Pool 4.5% 6/1/2047	24,077	23,597
Freddie Mac Gold Pool 4.5% 7/1/2047	10,247	10,043
Freddie Mac Gold Pool 4.5% 7/1/2047	15,525	15,245
Freddie Mac Gold Pool 4.5% 7/1/2047	35,278	34,652
Freddie Mac Gold Pool 4.5% 7/1/2049	1,016,380	993,580
Freddie Mac Gold Pool 5% 1/1/2053	523,986	517,191
Freddie Mac Gold Pool 5% 10/1/2052	381,504	378,346
Freddie Mac Gold Pool 5% 11/1/2052	1,136,374	1,126,255
Freddie Mac Gold Pool 5% 11/1/2052	355,483	353,096
Freddie Mac Gold Pool 5% 11/1/2054	15,499,998	15,210,614
Freddie Mac Gold Pool 5% 12/1/2052	5,790,497	5,691,889
Freddie Mac Gold Pool 5% 12/1/2052 (u)	813,452	806,208
Freddie Mac Gold Pool 5% 12/1/2052	338,428	335,415
Freddie Mac Gold Pool 5% 12/1/2052	308,440	305,501
Freddie Mac Gold Pool 5% 12/1/2052	153,966	152,499
Freddie Mac Gold Pool 5% 6/1/2052	4,708,389	4,682,649
Freddie Mac Gold Pool 5% 6/1/2053	602,371	601,714
Freddie Mac Gold Pool 5% 9/1/2052	319,448	316,803
Freddie Mac Gold Pool 5% 9/1/2054	21,130,025	20,801,561
Freddie Mac Gold Pool 5.5% 10/1/2053	6,847,960	6,842,329
Freddie Mac Gold Pool 5.5% 11/1/2052	13,640,044	13,799,330
Freddie Mac Gold Pool 5.5% 11/1/2054	29,599,987	29,566,400
Freddie Mac Gold Pool 5.5% 2/1/2054	446,952	446,864
Freddie Mac Gold Pool 5.5% 3/1/2053 (u)	2,472,712	2,506,224
Freddie Mac Gold Pool 5.5% 4/1/2053	3,170,835	3,206,872
Freddie Mac Gold Pool 5.5% 5/1/2053	1,079,808	1,087,694
Freddie Mac Gold Pool 5.5% 6/1/2039	11,992,402	12,130,920
Freddie Mac Gold Pool 5.5% 7/1/2039	12,303,150	12,445,258
Freddie Mac Gold Pool 5.5% 9/1/2039	4,263,749	4,314,330
Freddie Mac Gold Pool 5.5% 9/1/2053	1,569,567	1,584,462
Freddie Mac Gold Pool 5.5% 9/1/2054	20,821,351	20,797,725
Freddie Mac Gold Pool 6% 10/1/2054	3,031,777	3,121,852
Freddie Mac Gold Pool 6% 11/1/2053	807,500	822,154
Freddie Mac Gold Pool 6% 3/1/2053	854,903	877,898
Freddie Mac Gold Pool 6% 4/1/2054	41,697,474	42,832,087
Freddie Mac Gold Pool 6% 9/1/2054	984,175	1,007,572
Freddie Mac Gold Pool 6% 9/1/2054	2,763,158	2,849,570
Freddie Mac Gold Pool 6.5% 1/1/2054 (v)	3,150,723	3,271,769
Freddie Mac Gold Pool 6.5% 10/1/2053	3,317,299	3,434,637
Freddie Mac Gold Pool 6.5% 10/1/2053	3,192,259	3,314,153
Freddie Mac Gold Pool 6.5% 10/1/2053	2,921,489	3,011,817
Freddie Mac Gold Pool 6.5% 6/1/2054	9,708,644	10,162,035
Freddie Mac Gold Pool 6.5% 9/1/2053	810,840	839,521
Freddie Mac Gold Pool 6.5% 9/1/2053	846,060	880,482
Freddie Mac Gold Pool 6.5% 9/1/2054	11,219,664	11,748,002
Freddie Mac Multiclass Mortgage participation certificates 3% 10/1/2031	13,080	12,560
Freddie Mac Non Gold Pool 5% 8/1/2053	1,013,762	998,082
Freddie Mac Non Gold Pool 5.5% 5/1/2053	748,331	755,433
Freddie Mac Non Gold Pool 5.5% 6/1/2053	380,262	383,514
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,761,638	3,793,811
Freddie Mac Non Gold Pool 6% 11/1/2054	2,418,649	2,482,194
Freddie Mac Non Gold Pool 6% 6/1/2053	1,050,075	1,076,679
Freddie Mac Non Gold Pool 6% 6/1/2053	891,051	912,234
Freddie Mac Non Gold Pool 6% 6/1/2053	1,078,978	1,102,268
Freddie Mac Non Gold Pool 6% 7/1/2053	586,442	600,384
Freddie Mac Non Gold Pool 6% 7/1/2053	661,740	678,505
Freddie Mac Non Gold Pool 6% 9/1/2053	1,420,121	1,445,894
Ginnie Mae I Pool 2.5% 1/20/2052	3,268,765	2,767,852
Ginnie Mae I Pool 2.5% 12/20/2051	1,541,570	1,303,409
Ginnie Mae I Pool 2.5% 12/20/2051	5,066,328	4,288,369
Ginnie Mae I Pool 2.5% 12/20/2051	2,622,399	2,220,536
Ginnie Mae I Pool 2.5% 8/20/2051	10,632,308	9,002,990
Ginnie Mae I Pool 2.5% 8/20/2051	1,301,652	1,102,184
Ginnie Mae I Pool 2.5% 8/20/2051	2,761,591	2,338,399
Ginnie Mae I Pool 2.5% 9/20/2051	4,454,611	3,771,976
Ginnie Mae I Pool 2.5% 9/20/2051	2,741,653	2,321,515
Ginnie Mae I Pool 3% 1/15/2045	4,748	4,265
Ginnie Mae I Pool 3% 1/15/2045	2,051	1,842
Ginnie Mae I Pool 3% 1/15/2045	2,275	2,043
Ginnie Mae I Pool 3% 1/15/2045	5,643	5,068
Ginnie Mae I Pool 3% 1/15/2045	1,102	990
Ginnie Mae I Pool 3% 2/15/2045	3,361	3,019
Ginnie Mae I Pool 3% 2/15/2045	2,293	2,060
Ginnie Mae I Pool 3% 2/15/2045	4,776	4,290
Ginnie Mae I Pool 3% 2/20/2050	341,956	302,788
Ginnie Mae I Pool 3% 3/15/2045	2,514	2,258
Ginnie Mae I Pool 3% 3/15/2045	1,803	1,620
Ginnie Mae I Pool 3% 3/15/2045	2,991	2,687
Ginnie Mae I Pool 3% 3/15/2045	2,490	2,236
Ginnie Mae I Pool 3% 3/15/2045	1,290	1,158
Ginnie Mae I Pool 3% 3/15/2045	10,765	9,669
Ginnie Mae I Pool 3% 3/15/2045	4,405	3,957
Ginnie Mae I Pool 3% 3/15/2045	3,526	3,167
Ginnie Mae I Pool 3% 3/15/2045	1,420	1,275
Ginnie Mae I Pool 3% 3/15/2045	5,545	4,980
Ginnie Mae I Pool 3% 3/15/2045	1,473	1,323
Ginnie Mae I Pool 3% 3/15/2045	4,427	3,976
Ginnie Mae I Pool 3% 3/15/2045	3,040	2,730
Ginnie Mae I Pool 3% 5/15/2045	4,385	3,939
Ginnie Mae I Pool 3% 6/15/2045	1,651	1,483
Ginnie Mae I Pool 3% 6/15/2045	2,373	2,131
Ginnie Mae I Pool 3% 6/15/2045	2,587	2,324
Ginnie Mae I Pool 3% 7/15/2045	3,422	3,073
Ginnie Mae I Pool 3% 7/15/2045	2,042	1,835
Ginnie Mae I Pool 3% 7/15/2045	3,485	3,130
Ginnie Mae I Pool 3% 7/15/2045	5,396	4,847
Ginnie Mae I Pool 3% 7/15/2045	1,773	1,593
Ginnie Mae I Pool 3% 7/15/2045	1,316	1,182
Ginnie Mae I Pool 3% 7/15/2045	6,205	5,573
Ginnie Mae I Pool 3% 7/15/2045	5,902	5,301
Ginnie Mae I Pool 3% 7/15/2045	4,914	4,413
Ginnie Mae I Pool 3% 7/15/2045	4,301	3,863
Ginnie Mae I Pool 3% 7/15/2045	3,112	2,795
Ginnie Mae I Pool 3.5% 10/20/2054	38,022,639	34,751,480
Ginnie Mae I Pool 3.5% 2/20/2043	18,437	17,209
Ginnie Mae I Pool 3.5% 3/20/2043	9,769	9,115
Ginnie Mae I Pool 3.5% 3/20/2043	8,258	7,705
Ginnie Mae I Pool 3.5% 4/20/2043	4,274	3,985
Ginnie Mae I Pool 3.5% 4/20/2043	10,275	9,575
Ginnie Mae I Pool 3.5% 7/20/2046	217,697	202,097
Ginnie Mae I Pool 4% 10/20/2052	13,957,342	13,153,196
Ginnie Mae I Pool 4% 11/20/2041	94,284	90,125
Ginnie Mae I Pool 4% 11/20/2042	86,551	82,725
Ginnie Mae I Pool 4% 12/15/2040	29,870	28,771
Ginnie Mae I Pool 4% 4/20/2048	32,179	30,466
Ginnie Mae I Pool 4% 4/20/2048	35,162	33,290
Ginnie Mae I Pool 4% 8/15/2041	182,200	175,407
Ginnie Mae I Pool 4.5% 4/20/2053	4,231,093	4,087,601
Ginnie Mae I Pool 4.5% 5/20/2041	2,459	2,428
Ginnie Mae I Pool 5% 4/20/2048	235,091	237,589
Ginnie Mae II Pool 2% 1/1/2055 (e)	86,175,000	70,919,336
Ginnie Mae II Pool 2% 1/20/2051	4,573,890	3,767,528
Ginnie Mae II Pool 2% 10/20/2050	19,621,554	16,153,140
Ginnie Mae II Pool 2% 11/20/2050	6,190,356	5,096,114
Ginnie Mae II Pool 2% 12/1/2054 (e)	163,450,000	134,386,547
Ginnie Mae II Pool 2% 12/20/2050	8,528,122	7,019,311
Ginnie Mae II Pool 2% 2/20/2051	9,402,796	7,739,236
Ginnie Mae II Pool 2% 2/20/2052	66,115,212	54,366,341
Ginnie Mae II Pool 2% 4/20/2051	139,435	114,679
Ginnie Mae II Pool 2.5% 12/1/2054 (e)	77,000,000	65,835,000
Ginnie Mae II Pool 2.5% 12/20/2051	58,831	50,331
Ginnie Mae II Pool 2.5% 2/20/2052	679,165	580,819
Ginnie Mae II Pool 2.5% 4/20/2052	21,294,202	18,214,026
Ginnie Mae II Pool 2.5% 5/20/2052	21,921,974	18,750,991
Ginnie Mae II Pool 2.5% 6/20/2051	1,055,090	902,802
Ginnie Mae II Pool 2.5% 7/20/2051	1,999,211	1,710,653
Ginnie Mae II Pool 2.5% 9/20/2051	2,531,664	2,166,254
Ginnie Mae II Pool 3% 1/1/2055 (e)	57,675,000	51,161,780
Ginnie Mae II Pool 3% 1/20/2032	943,904	908,890
Ginnie Mae II Pool 3% 1/20/2043	18,795	17,042
Ginnie Mae II Pool 3% 1/20/2047	27,504	24,612
Ginnie Mae II Pool 3% 10/20/2031	305,876	294,713
Ginnie Mae II Pool 3% 10/20/2050	11,308	10,069
Ginnie Mae II Pool 3% 11/20/2031	329,989	317,846
Ginnie Mae II Pool 3% 12/1/2054 (e)	108,900,000	96,546,656
Ginnie Mae II Pool 3% 12/20/2031	500,610	482,192
Ginnie Mae II Pool 3% 12/20/2042	50,909	46,172
Ginnie Mae II Pool 3% 12/20/2046	42,289	37,841
Ginnie Mae II Pool 3% 2/20/2031	40,758	39,388
Ginnie Mae II Pool 3% 2/20/2047	262,748	235,116
Ginnie Mae II Pool 3% 3/20/2031	83,772	80,928
Ginnie Mae II Pool 3% 4/20/2031	313,740	302,986
Ginnie Mae II Pool 3% 5/20/2031	651,059	628,528
Ginnie Mae II Pool 3% 7/20/2031	8,600	8,297
Ginnie Mae II Pool 3% 8/20/2031	100,295	96,729
Ginnie Mae II Pool 3% 9/20/2031	40,268	38,823
Ginnie Mae II Pool 3.5% 1/1/2055 (e)	48,475,000	44,335,691
Ginnie Mae II Pool 3.5% 11/20/2054	13,649,932	12,475,602
Ginnie Mae II Pool 3.5% 12/1/2054 (e)	85,975,000	78,593,238
Ginnie Mae II Pool 3.5% 12/20/2041	90,408	84,601
Ginnie Mae II Pool 3.5% 2/20/2043	30,362	28,329
Ginnie Mae II Pool 3.5% 2/20/2050	50,222	46,215
Ginnie Mae II Pool 3.5% 5/20/2043	13,596	12,625
Ginnie Mae II Pool 4% 1/20/2041	125,871	120,685
Ginnie Mae II Pool 4% 1/20/2046	2,404	2,287
Ginnie Mae II Pool 4% 10/20/2040	41,522	39,817
Ginnie Mae II Pool 4% 10/20/2045	72,460	69,056
Ginnie Mae II Pool 4% 12/1/2054 (e)	39,000,000	36,684,375
Ginnie Mae II Pool 4% 12/20/2045	2,508	2,386
Ginnie Mae II Pool 4% 3/20/2047	140,747	133,782
Ginnie Mae II Pool 4% 4/20/2047	252,079	239,604
Ginnie Mae II Pool 4% 5/20/2046	125,049	118,977
Ginnie Mae II Pool 4% 6/20/2045	134,080	127,780
Ginnie Mae II Pool 4% 7/20/2044	5,236	4,996
Ginnie Mae II Pool 4% 8/20/2043	7,645	7,304
Ginnie Mae II Pool 4% 8/20/2045	79,941	76,184
Ginnie Mae II Pool 4% 9/20/2045	2,030	1,934
Ginnie Mae II Pool 4.5% 1/20/2045	3,051	3,009
Ginnie Mae II Pool 4.5% 10/20/2044	2,409	2,376
Ginnie Mae II Pool 4.5% 11/20/2039	3,886	3,839
Ginnie Mae II Pool 4.5% 11/20/2041	1,280	1,263
Ginnie Mae II Pool 4.5% 11/20/2048	62,912	61,295
Ginnie Mae II Pool 4.5% 12/1/2054 (e)	62,500,000	60,312,500
Ginnie Mae II Pool 4.5% 12/20/2048	78,678	76,655
Ginnie Mae II Pool 4.5% 2/20/2042	1,577	1,556
Ginnie Mae II Pool 4.5% 2/20/2044	11,652	11,491
Ginnie Mae II Pool 4.5% 3/20/2046	8,336	8,221
Ginnie Mae II Pool 4.5% 4/20/2035	17,187	17,001
Ginnie Mae II Pool 4.5% 5/20/2041	35,642	35,202
Ginnie Mae II Pool 4.5% 5/20/2042	23,889	23,594
Ginnie Mae II Pool 4.5% 5/20/2046	4,315	4,255
Ginnie Mae II Pool 4.5% 5/20/2054	2,584,483	2,494,007
Ginnie Mae II Pool 4.5% 6/20/2041	14,989	14,804
Ginnie Mae II Pool 4.5% 6/20/2043	1,977	1,953
Ginnie Mae II Pool 4.5% 6/20/2044	2,574	2,539
Ginnie Mae II Pool 4.5% 7/20/2054	4,969,320	4,795,358
Ginnie Mae II Pool 4.5% 8/20/2048	4,472	4,359
Ginnie Mae II Pool 4.5% 9/20/2039	6,983	6,899
Ginnie Mae II Pool 4.5% 9/20/2046	2,813	2,778
Ginnie Mae II Pool 5% 12/1/2054 (e)	69,350,000	68,374,766
Ginnie Mae II Pool 5.5% 1/1/2055 (e)	41,700,000	41,724,432
Ginnie Mae II Pool 5.5% 12/1/2054 (e)	106,050,000	106,190,845
Ginnie Mae II Pool 6% 1/1/2055 (e)	111,475,000	112,554,914
Ginnie Mae II Pool 6% 12/1/2054 (e)	192,300,000	194,313,150
Ginnie Mae II Pool 6.5% 1/1/2055 (e)	29,550,000	30,031,343
Ginnie Mae II Pool 6.5% 12/1/2054 (e)	79,850,000	81,184,996
Uniform Mortgage Backed Securities 2% 1/1/2055 (e)	274,425,000	220,279,658
Uniform Mortgage Backed Securities 2% 12/1/2039 (e)	7,175,000	6,433,396
Uniform Mortgage Backed Securities 2% 12/1/2054 (e)	631,175,000	506,024,864
Uniform Mortgage Backed Securities 2.5% 1/1/2055 (e)	106,000,000	88,820,548
Uniform Mortgage Backed Securities 2.5% 12/1/2054 (e)	318,450,000	266,602,359
Uniform Mortgage Backed Securities 3% 1/1/2055 (e)	1,700,000	1,482,453
Uniform Mortgage Backed Securities 3% 12/1/2054 (e)	84,700,000	73,801,490
Uniform Mortgage Backed Securities 3.5% 12/1/2054 (e)	81,600,000	73,943,627
Uniform Mortgage Backed Securities 4% 12/1/2054 (e)	30,400,000	28,443,000
Uniform Mortgage Backed Securities 4.5% 12/1/2039 (e)	50,000,000	49,425,780
Uniform Mortgage Backed Securities 4.5% 12/1/2054 (e)	53,350,000	51,241,010
Uniform Mortgage Backed Securities 5% 12/1/2039 (e)	7,725,000	7,741,295
Uniform Mortgage Backed Securities 6% 12/1/2054 (e)	173,750,000	175,840,421
Uniform Mortgage Backed Securities 6.5% 1/1/2055 (e)	24,900,000	25,492,349
Uniform Mortgage Backed Securities 6.5% 12/1/2054 (e)	62,700,000	64,198,919
TOTAL UNITED STATES		4,567,577,152
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,550,549,029)		4,567,577,152

U.S. Treasury Obligations - 40.0%
	Yield (%) (w)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	0.95 to 4.61	12,751,600	8,099,258
US Treasury Bonds 1.125% 8/15/2040	4.51	4,800,000	3,021,937
US Treasury Bonds 1.75% 8/15/2041	1.94 to 2.00	12,905,000	8,812,199
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.04	26,946,000	16,051,816
US Treasury Bonds 2% 11/15/2041	2.08 to 2.10	13,900,000	9,839,137
US Treasury Bonds 2% 8/15/2051	1.96 to 4.33	63,895,000	39,400,252
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	29,700,000	19,403,613
US Treasury Bonds 2.25% 8/15/2046	4.92	90,000	61,615
US Treasury Bonds 2.25% 8/15/2049	4.66	70,000,000	46,377,734
US Treasury Bonds 2.875% 5/15/2049	1.16 to 4.77	78,953,600	59,671,651
US Treasury Bonds 2.875% 5/15/2052	2.99 to 5.04	10,996,000	8,256,879
US Treasury Bonds 3% 8/15/2052	3.37 to 4.02	56,140,000	43,291,396
US Treasury Bonds 3.25% 5/15/2042	3.39 to 5.23	12,305,000	10,521,256
US Treasury Bonds 3.625% 2/15/2053	3.62 to 5.09	196,335,000	171,102,886
US Treasury Bonds 3.875% 5/15/2043 (t)	4.14 to 4.58	4,000,000	3,701,313
US Treasury Bonds 4.125% 8/15/2044	4.18 to 4.65	9,980,000	9,499,713
US Treasury Bonds 4.125% 8/15/2053	4.22 to 5.11	142,118,000	135,583,903
US Treasury Bonds 4.25% 2/15/2054	4.11 to 4.82	451,441,000	440,930,889
US Treasury Bonds 4.25% 8/15/2054	3.96 to 4.64	289,240,000	282,867,681
US Treasury Bonds 4.375% 8/15/2043	4.76 to 5.16	40,600,000	40,162,281
US Treasury Bonds 4.5% 2/15/2044	4.45 to 4.72	990,000	992,630
US Treasury Bonds 4.625% 5/15/2044	4.07 to 4.73	1,380,000	1,405,659
US Treasury Bonds 4.625% 5/15/2054	3.96 to 4.73	223,280,000	232,106,538
US Treasury Bonds 4.75% 11/15/2053	4.52	15,000,000	15,873,047
US Treasury Bonds 6.25% 5/15/2030 (v)	4.16 to 4.91	12,400,000	13,688,438
US Treasury Notes 0.75% 3/31/2026	4.28	9,800,000	9,355,172
US Treasury Notes 1.875% 2/15/2032	4.22	154,000,000	132,325,316
US Treasury Notes 2.625% 7/31/2029	4.11 to 4.92	11,120,000	10,428,475
US Treasury Notes 2.875% 5/15/2032 (t)	2.98 to 3.85	777,000	713,656
US Treasury Notes 3.375% 5/15/2033	3.74 to 4.43	146,650,000	138,309,281
US Treasury Notes 3.375% 9/15/2027	3.48 to 3.87	3,700,000	3,628,313
US Treasury Notes 3.5% 2/15/2033	3.40 to 4.24	146,614,000	139,810,194
US Treasury Notes 3.5% 9/30/2029	3.63 to 4.32	281,700,000	274,415,413
US Treasury Notes 3.625% 3/31/2030	3.55 to 4.88	969,000	946,705
US Treasury Notes 3.625% 8/31/2029	3.42 to 4.33	808,080,000	791,981,527
US Treasury Notes 3.625% 9/30/2031	3.62 to 4.23	121,300,000	117,661,000
US Treasury Notes 3.75% 12/31/2028	4.05	588,000	579,938
US Treasury Notes 3.75% 12/31/2030	4.07	1,700,000	1,666,133
US Treasury Notes 3.75% 5/31/2030	3.74 to 4.35	5,778,000	5,674,628
US Treasury Notes 3.75% 8/31/2031	3.54 to 4.39	546,500,000	534,139,706
US Treasury Notes 3.875% 12/31/2029	4.13	300,000,000	296,835,936
US Treasury Notes 3.875% 8/15/2033 (t)	4.02 to 4.98	83,699,000	81,805,964
US Treasury Notes 3.875% 8/15/2034	3.64 to 4.45	366,980,000	357,604,909
US Treasury Notes 4% 1/31/2029	3.87	3,600,000	3,583,969
US Treasury Notes 4% 1/31/2031	4.28 to 4.31	60,000,000	59,585,156
US Treasury Notes 4% 2/15/2034	3.83 to 4.71	142,587,000	140,437,056
US Treasury Notes 4% 2/28/2030	3.40 to 4.39	368,000	366,117
US Treasury Notes 4.125% 10/31/2031	4.37	66,000,000	65,969,063
US Treasury Notes 4.125% 11/15/2032	3.40 to 4.09	140,450,000	140,252,492
US Treasury Notes 4.125% 3/31/2031	4.35 to 4.73	90,514,000	90,478,643
US Treasury Notes 4.125% 7/31/2031	3.59 to 4.19	190,900,000	190,783,074
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.47	318,000,000	319,440,938
US Treasury Notes 4.25% 2/28/2029	4.30	261,000	262,366
US Treasury Notes 4.25% 2/28/2031	4.20 to 4.31	82,750,000	83,283,349
US Treasury Notes 4.25% 6/30/2031	4.23 to 4.45	1,400,000	1,409,406
US Treasury Notes 4.375% 11/30/2028	4.46	1,300,000	1,312,289
US Treasury Notes 4.375% 11/30/2030	4.11 to 4.41	129,145,000	130,834,984
US Treasury Notes 4.375% 5/15/2034	3.64 to 4.61	129,390,000	131,148,895
US Treasury Notes 4.5% 11/15/2033	3.79 to 4.44	330,372,000	337,947,328
US Treasury Notes 4.5% 5/31/2029	4.28 to 4.30	870,000	884,239
US Treasury Notes 4.625% 11/15/2026	4.15 to 4.51	21,560,000	21,728,438
US Treasury Notes 4.625% 4/30/2029	3.44 to 4.72	297,130,000	303,269,912
US Treasury Notes 4.625% 4/30/2031	3.52 to 4.63	75,390,000	77,469,114
US Treasury Notes 4.625% 9/30/2028	3.56 to 4.85	2,330,000	2,370,957
US Treasury Notes 4.625% 9/30/2030	5.01	526,000	539,540
US Treasury Notes 4.875% 10/31/2030	4.47 to 4.56	80,300,000	83,436,719
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,782,253,345)			6,705,400,031

Money Market Funds - 7.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (x)	4.64	1,280,003,046	1,280,259,047
Fidelity Securities Lending Cash Central Fund (x)(y)	4.64	15,821,095	15,822,677
TOTAL MONEY MARKET FUNDS (Cost $1,296,081,724)			1,296,081,724

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	22,600,000	254,599
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	6,400,000	228,700
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.69% and receive annually a floating rate based on the US SOFR Index, expiring March 2034	3/27/29	11,900,000	436,043
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	30,300,000	961,704
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.53% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	2,400,000	97,672
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.386% and receive annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	29,200,000	1,190,327
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.455% and receive annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	27,200,000	1,151,435
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	43,200,000	1,607,017
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.753% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	34,900,000	1,323,190
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	17,100,000	635,616
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.79% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	11,500,000	429,542
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.87% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	21,300,000	768,233

TOTAL PUT SWAPTIONS			9,084,078
Call Swaptions - 0.1%
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the US SOFR Index, expiring February 2035	2/24/25	22,600,000	507,469
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/19/29	6,400,000	259,662
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.69% and pay annually a floating rate based on the US SOFR Index, expiring March 2034	3/27/29	11,900,000	463,054
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the US SOFR Index, expiring April 2034	4/23/29	30,300,000	1,448,449
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.53% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/01/29	2,400,000	86,699
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.386% and pay annually a floating rate based on US SOFR Index, expiring August 2035	8/18/25	29,200,000	538,614
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.455% and pay annually a floating rate based on US SOFR Index, expiring August 2034	8/29/29	27,200,000	945,096
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	43,200,000	1,824,109
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/29	34,900,000	1,442,664
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	17,100,000	727,427
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.79% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/05/29	11,500,000	484,735
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.87% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/07/29	21,300,000	934,907

TOTAL CALL SWAPTIONS			9,662,885
TOTAL PURCHASED SWAPTIONS (Cost $20,209,679)			18,746,963

TOTAL INVESTMENT IN SECURITIES - 119.6% (Cost $20,133,323,087)	20,134,845,067
NET OTHER ASSETS (LIABILITIES) - (19.6)%	(3,329,251,790)
NET ASSETS - 100.0%	16,805,593,277

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 12/1/2054	(86,175,000)	(70,852,008)
Ginnie Mae II Pool 3% 12/1/2054	(90,775,000)	(80,477,711)
Ginnie Mae II Pool 3.5% 12/1/2054	(99,625,000)	(91,071,257)
Ginnie Mae II Pool 5.5% 12/1/2054	(87,450,000)	(87,566,142)
Ginnie Mae II Pool 6% 12/1/2054	(157,875,000)	(159,527,762)
Ginnie Mae II Pool 6.5% 12/1/2054	(59,100,000)	(60,088,081)
Uniform Mortgage Backed Securities 2% 12/1/2039	(7,175,000)	(6,433,396)
Uniform Mortgage Backed Securities 2% 12/1/2054	(448,550,000)	(359,610,968)
Uniform Mortgage Backed Securities 2.5% 1/1/2055	(40,000,000)	(33,517,188)
Uniform Mortgage Backed Securities 2.5% 12/1/2054	(318,450,000)	(266,602,359)
Uniform Mortgage Backed Securities 3% 12/1/2054	(16,700,000)	(14,551,179)
Uniform Mortgage Backed Securities 3.5% 12/1/2054	(62,325,000)	(56,477,164)
Uniform Mortgage Backed Securities 4% 12/1/2054	(53,500,000)	(50,055,938)
Uniform Mortgage Backed Securities 4.5% 12/1/2039	(50,000,000)	(49,425,780)
Uniform Mortgage Backed Securities 4.5% 12/1/2054	(12,775,000)	(12,269,989)
Uniform Mortgage Backed Securities 5% 12/1/2039	(7,725,000)	(7,741,295)
Uniform Mortgage Backed Securities 5% 12/1/2054	(26,300,000)	(25,804,821)
Uniform Mortgage Backed Securities 5.5% 12/1/2054	(24,300,000)	(24,265,829)
Uniform Mortgage Backed Securities 6% 12/1/2054	(73,600,000)	(74,485,496)
Uniform Mortgage Backed Securities 6.5% 12/1/2054	(54,600,000)	(55,905,279)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,586,729,642)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,568,327,842)		(1,586,729,642)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	27	Dec 2024	1,994,679	(62,347)	(62,347)
CBOT 10-Year U.S. Treasury Note Contracts (United States)	68	Mar 2025	7,560,750	102,964	102,964
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,913	Mar 2025	394,287,234	990,275	990,275
CBOT 5-Year U.S. Treasury Note Contracts (United States)	782	Mar 2025	84,144,422	689,296	689,296
CBOT Long Term U.S. Treasury Bond Contracts (United States)	310	Mar 2025	37,045,000	993,510	993,510
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	24	Mar 2025	2,755,125	52,080	52,080
Eurex Euro-Bund Contracts (Germany)	1	Dec 2024	142,429	3,358	3,358
TME 10 Year Canadian Note Contracts (Canada)	60	Mar 2025	5,278,954	113,406	113,406

TOTAL PURCHASED					2,882,542

Sold

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	212	Mar 2025	23,571,750	(47,258)	(47,258)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	223	Mar 2025	23,995,148	(198,934)	(198,934)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	42	Mar 2025	5,341,875	(205,645)	(205,645)
ICE Long Gilt Contracts (United Kingdom)	2	Mar 2025	244,030	(3,601)	(3,601)

TOTAL SOLD					(455,438)

TOTAL FUTURES CONTRACTS					2,427,104
The notional amount of futures purchased as a percentage of Net Assets is 3.0%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	269,000	USD	193,253	JPMorgan Chase Bank NA	12/05/24	(1,101)
EUR	336,000	USD	373,225	Bank of America NA	12/05/24	(18,124)
EUR	463,000	USD	505,441	Brown Brothers Harriman & Co	12/05/24	(16,121)
EUR	633,000	USD	688,179	JPMorgan Chase Bank NA	12/05/24	(19,194)
EUR	174,000	USD	188,274	Royal Bank of Canada	12/05/24	(4,383)
EUR	236,000	USD	249,614	Royal Bank of Canada	12/05/24	(198)
GBP	162,000	USD	208,587	Citibank NA	12/05/24	(2,450)
USD	95,547	AUD	142,000	Bank of America NA	12/05/24	2,925
USD	2,461,843	CAD	3,312,000	BNP Paribas SA	12/05/24	96,022
USD	166,795	CAD	225,000	BNP Paribas SA	12/05/24	6,074
USD	65,283	CAD	88,000	BNP Paribas SA	12/05/24	2,423
USD	102,288	CAD	139,000	Bank of America NA	12/05/24	2,997
USD	1,042,661	EUR	932,000	BNP Paribas SA	12/05/24	57,679
USD	180,170	EUR	170,000	BNP Paribas SA	12/05/24	506
USD	848,245	EUR	803,000	BNP Paribas SA	12/05/24	(403)
USD	1,146,447	EUR	1,049,000	Bank of America NA	12/05/24	37,814
USD	910,675	EUR	861,000	Bank of America NA	12/05/24	730
USD	127,938	EUR	119,000	Canadian Imperial Bank of Commerce	12/05/24	2,173
USD	104,156,810	EUR	92,919,000	Citibank NA	12/05/24	5,955,600
USD	130,733	EUR	118,000	Citibank NA	12/05/24	6,025
USD	409,451	EUR	374,000	Citibank NA	12/05/24	14,190
USD	151,980	EUR	140,000	Citibank NA	12/05/24	4,021
USD	493,884	EUR	469,000	Citibank NA	12/05/24	(1,778)
USD	159,451	EUR	151,000	JPMorgan Chase Bank NA	12/05/24	(133)
USD	131,640	GBP	101,000	Brown Brothers Harriman & Co	12/05/24	3,123
USD	28,890,916	GBP	21,567,000	Goldman Sachs Bank USA/New York NY	12/05/24	1,448,015
USD	2,161,414	JPY	306,400,000	Bank of America NA	12/05/24	112,855
USD	873,837	JPY	135,300,000	Royal Bank of Canada	12/05/24	(30,765)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						7,658,552
Unrealized Appreciation						7,753,172
Unrealized Depreciation						(94,650)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)		Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		20,000	36	(316)	(280)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		180,000	27,846	(43,480)	(15,634)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		330,000	51,050	(79,415)	(28,365)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	46,409	(74,979)	(28,570)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		30,000	4,641	(7,795)	(3,154)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		280,000	43,315	(72,786)	(29,471)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		180,000	27,846	(50,850)	(23,004)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		370,000	57,238	(105,589)	(48,351)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	92,818	(176,362)	(83,544)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		450,000	69,614	(134,012)	(64,398)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	JP Morgan Securities LLC	(3%)	Monthly		110,000	17,017	(32,902)	(15,885)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		950,000	146,962	(275,112)	(128,150)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		130,000	20,111	(36,708)	(16,597)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		590,000	91,271	(142,672)	(51,401)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		120,000	18,564	(28,419)	(9,855)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		680,000	105,194	(149,972)	(44,778)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	139,228	(199,950)	(60,722)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		680,000	105,194	(172,040)	(66,846)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Citigroup Global Markets Ltd	(3%)	Monthly		170,000	26,299	(46,181)	(19,882)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	26,299	(39,729)	(13,430)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		380,000	58,785	(86,420)	(27,635)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		600,000	92,818	(115,050)	(22,232)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	30,939	(33,048)	(2,109)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		600,000	92,818	(99,893)	(7,075)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		900,000	103,138	(144,432)	(41,294)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	80,219	(99,145)	(18,926)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		400,000	45,839	(56,654)	(10,815)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		900,000	103,138	(125,199)	(22,061)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	148,977	(166,678)	(17,701)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Citigroup Global Markets Ltd	(3%)	Monthly		500,000	57,299	(58,902)	(1,603)
Custom Index Swap on Cmbx Bbb- Cdsi S16 Prc Corp		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly		1,300,000	201,106	(202,233)	(1,127)
BMW Finance NV 0.75% 7/13/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	3,200,000	(66,624)	63,945	(2,679)
Heidelberg Materials AG 3.75% 5/31/2032		Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	1,460,000	(327,523)	314,599	(12,924)
Generali 4.125% 5/4/2026		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	1,300,000	4,932	(14,599)	(9,667)
Intesa Sanpaolo SpA 6.184% 2/20/2034		Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	1,350,000	14,644	(31,104)	(16,460)
AXA SA 8.6% 12/15/2030		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	2,000,000	(15,218)	13,183	(2,035)
Societe Generale SA 2.625% 2/27/2025		Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	1,300,000	22,180	(36,236)	(14,056)
UniCredit SpA 5.375% 4/16/2034		Dec 2029	Goldman Sachs Bank USA/New York NY	(1%)	Quarterly	EUR	1,100,000	12,469	(26,186)	(13,717)
Custom Index Swap on Markit Cmbx.Na.Bbb 15		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly		1,200,000	178,100	(182,239)	(4,139)
Custom Index Swap on Cmbx Bbb- Cdsi S17 Prc Indx		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly		4,900,000	561,530	(567,996)	(6,466)

TOTAL BUY PROTECTION								2,516,518	(3,523,556)	(1,007,038)
Sell Protection
Custom Index Swap on Cmbx Aaa Cdsi S13 Prc Indx	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		20,000	(36)	461	425
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,600,000	(44,945)	64,401	19,456
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		2,000,000	(34,573)	49,856	15,283
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,850,000	(31,980)	41,863	9,883
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		1,000,000	(17,287)	20,752	3,465
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		5,700,000	(98,534)	116,144	17,610
Custom Index Swap on Cmbx Aaa Cdsi S16 Prc Indx	NR	Apr 2065	Citigroup Global Markets Ltd	0.5%	Monthly		5,500,000	(70,890)	86,140	15,250
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		7,100,000	(122,735)	121,381	(1,354)
Custom Index Swap on Cmbx Aaa Cdsi S17 Prc Corp	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly		24,000,000	(414,878)	414,874	(4)

TOTAL SELL PROTECTION								(835,858)	915,872	80,014
TOTAL CREDIT DEFAULT SWAPS								1,680,660	(2,607,684)	(927,024)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	66,438,000	1,125,710	0	1,125,710
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	33,728,000	865,437	0	865,437
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	203,757,000	4,149,262	0	4,149,262
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2028	6,454,000	181,063	0	181,063
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	19,212,000	763,906	0	763,906
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	36,646,000	1,486,298	0	1,486,298
3.5%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2054	2,130,000	(180,511)	0	(180,511)
TOTAL INTEREST RATE SWAPS							8,391,165	0	8,391,165

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,730,528,839 or 16.2% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security
(i)	Non-income producing - Security is in default.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,375,522 and $1,346,291, respectively.

(k)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(l)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m)	Non-income producing
(n)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $635,762 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(o)	Security or a portion of the security is on loan at period end.
(p)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(r)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $133,418,163 or 0.8% of net assets.

(s)	Security is perpetual in nature with no stated maturity date.
(t)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,679,800.
(u)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $10,308,615.
(v)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,016,706.

(w)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	820,611,880	2,789,683,186	2,330,036,019	9,661,317	-	-	1,280,259,047	2.4%
Fidelity Securities Lending Cash Central Fund	13,818,043	26,766,350	24,761,716	18,239	-	-	15,822,677	0.1%
Total	834,429,923	2,816,449,536	2,354,797,735	9,679,556	-	-	1,296,081,724

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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